As filed with the Securities and Exchange Commission on February 29, 2016
Registration No. 02-35439
Investment Company Act File No. 811-01800

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 124	[X]
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 124	[X]

U.S. GLOBAL INVESTORS FUNDS
(Exact Name of Registrant as Specified in Charter)

7900 CALLAGHAN ROAD
SAN ANTONIO, TEXAS 78229
(Address of Principal Executive Offices, including Zip Code)

(210) 308-1234
Registrant’s Telephone Number, Including Area Code:

FRANK E. HOLMES, PRESIDENT
U.S. GLOBAL INVESTORS FUNDS
7900 CALLAGHAN ROAD
SAN ANTONIO, TEXAS 78229
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
[   ] immediately upon filing pursuant to paragraph (b);
[   ] on __________, pursuant to paragraph (b);
[X] 60 days after filing pursuant to paragraph (a)(1);
[   ] on , pursuant to paragraph (a)(1);
[   ] 75 days after filing pursuant to paragraph (a)(2);
[   ] on , pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Investor Class Shares
Prospectus

[May 1, 2016]

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

U.S. Global Investors Funds

Equity Funds
All American Equity Fund (GBTFX)
Holmes Macro Trends Fund (MEGAX)
Gold and Natural Resources Funds
Gold and Precious Metals Fund (USERX)
World Precious Minerals Fund (UNWPX)
 Global Resources Fund (PSPFX)
Emerging Markets Funds Emerging Europe Fund (EUROX) China Region Fund (USCOX) Bond Funds Near-Term Tax Free Fund (NEARX) U.S. Government Securities Ultra-Short Bond Fund (UGSDX)

Summary Section Equity Funds
All American Equity Fund	1
Holmes Macro Trends Fund	4
Summary Section Gold and Natural Resources Funds
Gold and Precious Metals Fund	8
World Precious Minerals Fund	13
Global Resources Fund	18
Summary Section Emerging Markets Funds
Emerging Europe Fund	22
China Region Fund	27
Summary Section Bond Funds
Near-Term Tax Free Fund	31
U.S. Government Securities Ultra-Short Bond Fund	35
Investment Objectives, Principal Investment Strategies and Related Risks
All American Equity Fund	38
Holmes Macro Trends Fund	39
Gold and Precious Metals Fund	42
World Precious Minerals Fund	42
Global Resources Fund	42
Emerging Europe Fund	47
China Region Fund	47
Near-Term Tax Free Fund	53
U.S. Government Securities Ultra-Short Bond Fund	55
Common Investment Practices and Related Risks	56
Portfolio Holdings	58
Fund Management	58
Shareholder Information
Pricing of Fund Shares	61
Opening an Account	61
Funding an Account	61
Minimum Investments	61
How to Purchase, Redeem and Exchange Shares	62
Important Shareholder Information	64
Distributions and Taxes	68
Financial Highlights	71

Summary Section

All American Equity Fund

Investment Objective
The All American Equity Fund's primary objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[__]%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	[__]%
Total annual fund operating expenses	[__]%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. Shareholder yield is a key factor the Adviser considers when evaluating a company. Shareholder yield is determined by the dividends that a company pays to its shareholders and/or by a company buyback of stock from shareholders. The focus of the stock selection is on large capitalization companies.

Under normal market conditions, the All American Equity Fund will invest substantially all (greater than 80%) of its net assets in equity and equity-related securities defined as "all American." The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The All American Equity Fund will consider any of the following companies to be "all American":

1.  companies offering stock registered on a United States stock exchange;
2.  companies offering stock traded on Nasdaq or the over-the-counter markets;
3.  companies deriving more than 50% of their revenue from operations in the United States;
4.  companies incorporated in the United States; or
5.  companies having their principal place of business or corporate headquarters located in the United States.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives.
•  Portfolio Turnover Risk. The fund's portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time the fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.
•  Options Risk. Investing in options, long-term equity anticipation securities (i.e., LEAPS, an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)
All American Equity Fund

[Performance Chart]

Best quarter shown in the bar chart above: [12.51% in the third quarter of 2009].

Worst quarter shown in the bar chart above: [(21.09)% in the third quarter of 2008].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
All American Equity Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999, and Mr. Aldis has served as a portfolio manager of the fund since 2015.

Purchase and Sale of Fund Shares
You may purchase or sell shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com, by telephone at 1-800-873-8637, or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Minimum Investment
Initial Purchase
•  $5,000

Additional Purchases
•  $100 minimum per transaction

Automatic Investing—ABC Investment Plan®
•  $1,000 initial investment if you elect to have monthly automated investments of at least $100 per transaction. The $1,000 initial investment must be made by check or wire.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Holmes Macro Trends Fund

Investment Objective
The Holmes Macro Trends Fund's primary objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[__]%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	[__]%
Total annual fund operating expenses	[__]%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.  The fund may invest in companies of any market capitalization.

Under normal market conditions, the Holmes Macro Trends Fund invests primarily in a diversified portfolio of equity and equity-related securities. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The fund may invest up to 25% of its total assets in foreign securities that are not publicly traded in the U.S. The fund may also invest in sponsored or unsponsored American Depository Receipts (ADRs), which represent shares of foreign issuers; however, the ADRs are not included in the 25% limit on foreign issuers. As part of its foreign securities, the fund may invest up to 5% of its total assets in emerging markets.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.
•     Portfolio Turnover Risk. The fund’s portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time the fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.
•  Foreign Securities Risk/Emerging Markets Risk. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
•  Small- and Mid-Sized Companies Risk. The fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may be otherwise advisable.
•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)
Holmes Macro Trends Fund

[Performance Chart]

Best quarter shown in the bar chart above: [17.02% in the second quarter of 2009].

Worst quarter shown in the bar chart above: [(25.35)% in the third quarter of 2008].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
Holmes Macro Trends Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a team consisting of Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1994 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2015.

Purchase and Sale of Fund Shares
You may purchase or sell shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com, by telephone at 1-800-873-8637, or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
 3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Minimum Investment
Initial Purchase
•  $5,000

Additional Purchases
•  $100 minimum per transaction

Automatic Investing—ABC Investment Plan®
•  $1,000 initial investment if you elect to have monthly automated investments of at least $100 per transaction. The $1,000 initial investment must be made by check or wire.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Gold and Precious Metals Fund

Investment Objective
The Gold and Precious Metals Fund seeks long-term growth of capital plus protection against inflation and monetary instability. The fund also pursues current income as a secondary objective.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[__]%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	[__]%
Acquired fund fees and expenses	[__]%
Total annual fund operating expenses	[__]%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious metals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund focuses on selecting companies with established producing mines that have large deposits that create a significant stream of cash flow. Senior mining companies that have proven reserves are more strongly influenced by the price of gold. Although the fund focuses its investments on senior mining companies, the fund may invest in junior and intermediate mining companies. Junior mining companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

The Adviser's stock selection process for established mining companies looks to identify companies with robust growth profiles and strong cash flows. In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to rising commodity prices.

Although the fund has greater latitude to invest its assets in different precious metals, it currently has significant investments in the gold sector. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.
•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
•  Industry Concentration Risk. The fund concentrates its investments in gold and other precious metals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

•  Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.
•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.
•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.
•  Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

Gold and Precious Metals Fund

[Performance chart]

Best quarter shown in the bar chart above: [34.95% in the first quarter of 2006].

Worst quarter shown in the bar chart above: [(33.37)% in the second quarter of 2013].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
Gold and Precious Metals Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%
FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a team consisting of Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999, and Mr. Aldis has served as a portfolio manager of the fund since 2001.

Purchase and Sale of Fund Shares
You may purchase or sell shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com, by telephone at 1-800-873-8637, or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
 3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Minimum Investment
Initial Purchase
•  $5,000

Additional Purchases
•  $100 minimum per transaction

Automatic Investing—ABC Investment Plan®
•  $1,000 initial investment if you elect to have monthly automated investments of at least $100 per transaction. The $1,000 initial investment must be made by check or wire.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

World Precious Minerals Fund

Investment Objective
The World Precious Minerals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[__]%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	[__]%
Total annual fund operating expenses	[__]%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious minerals sector over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund focuses on selecting junior and intermediate exploration companies from around the world. Junior exploration companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price. The Adviser's stock selection process for established mining companies looks to identify companies with robust reserve growth profiles and strong cash flows.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Although the fund has greater latitude to invest its assets in different precious minerals or metals stocks, it currently has significant investments in gold sector stocks. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.
•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Industry Concentration Risk. The fund concentrates its investments in precious minerals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.
•  Junior and Intermediate Mining Companies Risk. The fund focuses its investments in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.
•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.
•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.
•  Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

World Precious Minerals Fund

[Performance Chart]

Best quarter shown in the bar chart above: [37.80% in the first quarter of 2006].

Worst quarter shown in the bar chart above: [(38.70)% in the third quarter of 2008].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
World Precious Minerals Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a team consisting of Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999, and Mr. Aldis has served as a portfolio manager of the fund since 2001.

Purchase and Sale of Fund Shares
You may purchase or sell shares of the fund through an authorized broker-dealer or at www.usfunds.com, by telephone at 1-800-873-8637, or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
 3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Minimum Investment
Initial Purchase
•  $5,000

Additional Purchases
•  $100 minimum per transaction

Automatic Investing—ABC Investment Plan®
•  $1,000 initial investment if you elect to have monthly automated investments of at least $100 per transaction. The $1,000 initial investment must be made by check or wire.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Global Resources Fund

Investment Objective
The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[__]%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	[__]%
Total annual fund operating expenses	[__]%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.

The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initial financing of the company. The holder of a warrant has the right, until the warrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

For its "bottom-up" selection strategy, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.
•  Portfolio Turnover Risk. The fund's portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time the fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders.
•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
•  Industry Concentration Risk. The fund concentrates its investments in the natural resources industries and may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant, if any.
•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

Global Resources Fund

[Performance chart]

Best quarter shown in the bar chart above: [29.10% in the fourth quarter of 2010].

Worst quarter shown in bar chart above: [(45.81)% in the third quarter of 2008].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
Global Resources Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%
S&P Global Natural Resources Index (Net Total Return) (reflects no deduction for fees or expenses)*	[__]%	[__]%	[__]%
S&P Global Natural Resources (Net Total Return) /Morgan Stanley Commodity Related Equity Blended Index (reflects no deduction for fees or expenses)*	[__]%	[__]%	[__]%

*
On July 4, 2014, Morgan Stanley discontinued its Morgan Stanley Commodity Related Index (“CRX”), which was the benchmark used by the Global Resources Fund to calculate its performance fee adjustment.  The fund replaced the CRX with the S&P Global Natural Resources Index (Net Total Return).  Because the fund’s monthly performance fee adjustment is based on a rolling 12-month period, the fund’s performance will be compared for a period of time to a blend of the CRX and the S&P Global Natural Resources Index (Net Total Return), using the performance of the CRX through June 30, 2014, and the performance of the S&P Global Natural Resources Index (Net Total Return) after June 30, 2014.  As each month passes, a month of the CRX performance will roll off and a month of the S&P Global Natural Resources Index (Net Total Return) will be added until the fund’s performance eventually will be compared exclusively to the S&P Global Natural Resources Index (Net Total Return) for determining the fund’s monthly performance fee adjustment.

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a team consisting of Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2015.

Purchase and Sale of Fund Shares
You may purchase or sell shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com, by telephone at 1-800-873-8637, or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
 3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Minimum Investment
Initial Purchase
•  $5,000

Additional Purchases
•  $100 minimum per transaction

Automatic Investing—ABC Investment Plan®
•  $1,000 initial investment if you elect to have monthly automated investments of at least $100 per transaction. The $1,000 initial investment must be made by check or wire.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Emerging Europe Fund

Investment Objective
The Emerging Europe Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	1.25%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	[__]%
Acquired fund fees and expenses	[__]%
Total annual fund operating expenses	[__]%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Emerging Europe Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in the emerging markets of Eastern Europe. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries.

Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, the Czech Republic, Hungary and Turkey. The Adviser considers the following countries to be in Eastern Europe: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR Macedonia, Georgia, Greece, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1.  securities of issuers that are organized under the laws of any Eastern European country or have a principal office in an Eastern European country;
2.  securities of issuers that derive a majority of their revenues from business in Eastern European countries, or have a majority of their assets in Eastern European countries; or
3.  securities that are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

The Emerging Europe Fund invests at least 25% of its total assets in securities of companies involved in oil, gas or banking. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System. For a full list of the Bloomberg-classified industries involving oil, gas or banking, see the discussion of non-fundamental investment restrictions in the statement of additional information (SAI).

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Oil Companies—Integrated, Oil Companies—Exploration & Production, Oil Refining & Marketing, Regional Banks—Non-U.S., Commercial Banks—Non-U.S., and Diversified Banking Institutions; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund's benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

The fund may invest up to 20% of its net assets in securities, including debt securities of any credit quality, of governments and companies located anywhere in the world.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.
•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Geographic Concentration Risk. The fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, the fund's share price. The fund's return and share price may be more volatile than those of a less concentrated portfolio.
•  Industry Concentration Risk. The fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil & gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund's performance more volatile. To the extent that the fund's assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of over supply and decreased demand. To the extent that the fund's assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System.
•  Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

On November 7, 2008, the Adviser took over the day-to-day management of the Emerging Europe Fund from a subadviser. Consequently, the fund's prior performance may have been different if the Adviser had been managing the fund.

Annual Total Returns (as of December 31 each year)

Emerging Europe Fund

[Performance chart]

Best quarter shown in the bar chart above: [40.72% in the second quarter of 2009].

Worst quarter shown in the bar chart above: [(48.07)% in the fourth quarter of 2008].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
Emerging Europe Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%
MSCI Emerging Markets Europe 10/40 Index (Net Total Return) (reflects no deduction for fees or expenses)	[__]%	[__]%	[__]%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1997 and Chief Investment Officer of the fund since 1999, and Mr. Aldis has served as a portfolio manager of the fund since 2015.

Purchase and Sale of Fund Shares
You may purchase or sell shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com, by telephone at 1-800-873-8637, or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
 3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Minimum Investment
Initial Purchase
•  $5,000

Additional Purchases
•  $100 minimum per transaction

Automatic Investing—ABC Investment Plan®
•  $1,000 initial investment if you elect to have monthly automated investments of at least $100 per transaction. The $1,000 initial investment must be made by check or wire.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

China Region Fund

Investment Objective
The China Region Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[__]%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	[__]%
Acquired fund fees and expenses	[__]%
Total annual fund operating expenses	[__]%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.  The fund may invest in companies of any market capitalization.

Under normal market conditions, the China Region Fund will invest at least 80% of its net assets in equity and equity-related securities of companies located in the China region. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The China region is defined as any country that either shares a border with China or is located in the South China Sea or the East China Sea and includes: the People's Republic of China (PRC or China), Bangladesh, Cambodia, Hong Kong, India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos, Malaysia, Mongolia, Myanmar, Nepal, Pakistan, Philippines, Singapore, Taiwan, Tajikistan, Thailand and Vietnam.

The fund will consider investments in the China region to be the following:

1.  securities of issuers organized under the laws of the countries within the China region;
2.  securities of issuers that have at least 50% of their assets in one or more China region countries;
3.  securities of issuers that derive at least 50% of their gross revenues or profits from providing goods or services to or from one or more China region countries; or
4.  securities of issuers that are primarily traded on the China, Taiwan or Hong Kong exchanges.

The China Region Fund will invest in both established and emerging companies registered and operating in China and the China region. These will include wholly Chinese-owned enterprises, wholly foreign-owned enterprises and Sino-foreign joint ventures. While portfolio holdings may be geographically dispersed, the fund anticipates that the trading activities of the fund in People's Republic of China (PRC) securities will be focused in the authorized China securities market; in particular, the Hong Kong, Shenzhen and Shanghai stock exchanges. Trading activities of the fund in securities other than PRC securities may take place on China region exchanges such as the Taiwan, Korea, Singapore, Malaysia and Indonesia stock exchanges, among others.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.
•  Portfolio Turnover Risk. The fund's portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time the fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders.
•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors including, fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets, which include those countries in which the fund invests. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
•  Geographic Concentration Risk. The fund concentrates its investments in companies located in the China region. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the China region countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, a fund's share price. A fund's return and share price may be more volatile than those of a less concentrated portfolio.

•  Government Relationship Risk. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the China Region Fund invests in companies that have or develop a material business relationship with an Adverse Government, then the fund will be subject to the risk that these companies' reputation and price in the market will be adversely or negatively affected.
•  Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

China Region Fund

[Performance chart]

Best quarter shown in the bar chart above: [32.51% in the third quarter of 2007].

Worst quarter shown in the bar chart above: [(24.31)% in the third quarter of 2008].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
China Region Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
Hang Seng Composite Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%
MSCI All Country Far East Free ex Japan Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a portfolio team consisting of Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1994 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as portfolio manager of the fund since 2015.

Purchase and Sale of Fund Shares
You may purchase or sell shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com, by telephone at 1-800-873-8637, or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
 3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Minimum Investment
Initial Purchase
•  $5,000

Additional Purchases
•  $100 minimum per transaction

Automatic Investing—ABC Investment Plan®
•  $1,000 initial investment if you elect to have monthly automated investments of at least $100 per transaction. The $1,000 initial investment must be made by check or wire.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Near-Term Tax Free Fund

Investment Objective
The Near-Term Tax Free Fund seeks to provide a high level of current income that is exempt from federal income taxation and to preserve capital.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses	[__]%
Total annual fund operating expenses	[__]%
Expense waiver*	[__]%
Total annual expenses after reimbursements	[__]%

*
The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45% for the Near-Term Tax Free Fund on an annualized basis through [April 30, 2017].  This arrangement may not be changed or terminated during this period without approval of the fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after [April 30, 2017].

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" fundamental analysis to determine weightings in geographic regions, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks fiscal and monetary policies. The Adviser focuses on historical interest rate cycles and demographic trends.

In selecting investments, the Adviser will consider a bond's credit analysis, structure (maturity, coupon, redemption features), and yield. The Adviser reviews these factors to determine the relative value of the bond in comparison to its market value and the market value of similar bonds.

Under normal market conditions, the Near-Term Tax Free Fund invests at least 80% of its net assets in investment grade municipal securities whose interest is free from federal income tax, including the federal alternative minimum tax. The fund will maintain a weighted-average portfolio maturity of five years or less. Although the fund intends to invest the majority of its assets in tax free securities, it may invest up to 20% of its assets in securities that pay taxable interest.

The fund invests only in debt securities that, at the time of acquisition, have one of the four highest ratings by Moody's Investors Services (Aaa, Aa, A, Baa) or by Standard & Poor's Corporation (AAA, AA, A, BBB) (or, if not rated by Moody's or S&P, are determined by the Adviser to be of comparable quality). The fund will not invest more than 10% of its total assets in the fourth rating category. Investments in the fourth category may have speculative characteristics and, therefore, may involve higher risks.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels.

Principal Risks
•  Main Risk. The fund is designed for investors who primarily seek current income that is substantially free from federal income tax. As with all mutual funds, loss of money is a risk of investing in the fund. Although the fund's policy is to invest in securities whose interest is free from federal income tax, the fund may invest up to 20% of its assets in securities that pay taxable interest. For the fiscal year ended December 31, 2015, [__]% of the fund's distributions was from ordinary income. From year to year, this number may vary and there is no assurance that these distributions will continue.
•  Interest Rate Risk. Because the fund invests primarily in municipal securities, there is a risk that the value of these securities will fall if interest rates rise. Ordinarily, when interest rates go up, municipal security prices fall. The opposite is also true: municipal security prices usually go up when interest rates fall. The longer a fund's weighted-average maturity, the more sensitive it is to changes in interest rates. Interest rates have been and are currently at historical lows due to, among other things, governmental intervention, including quantitative easing. There may be less governmental intervention in the near future to maintain low interest rates. If so, it could cause an increase in interest rates, which would have a negative impact on the value of fixed income securities and could negatively affect the fund's net asset value.
•  Call Risk. A municipal security may be prepaid (called) before its maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a fund may have to replace it with a lower-yielding security.
•  Credit Risk. There is a possibility that an issuer of a municipal security cannot make timely interest and principal payments on its debt securities. With municipal securities, state or local law may limit the sources of funds for the payment of principal and interest.
•  Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.
•  Municipal Bond Risk. There is generally more public information available for corporate equities or bonds than is available for municipal bonds.
•  Liquidity Risk. The secondary market for municipal bonds may be less liquid than other securities markets. A less liquid market may make it difficult for the funds to sell the security at an attractive price, and the value of the security may fall, even during periods of declining interest rates.
•  Insured Municipal Bonds. The fund may invest in municipal bonds covered by an insurance policy that guarantees timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds. A downgrade of the bond insurer's credit rating or a default by the insurer may result in a downgrade of the bond rating and could have a negative effect on the value of the bond.
•  Lower Rated Municipal Bonds. A portion of the fund's investments may be in high risk, lower rated municipal bonds as the result of a downgrade of an investment grade bond subsequent to the fund's purchase of the bond. Investments in lower rated bonds carry greater credit rate risk, market risk and interest rate risk than an investment in a higher rated bond.
•  Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit and fixed income market could have an adverse effect on the value of the fund.

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

Near-Term Tax Free Fund

[Performance chart]

Best quarter shown in the bar chart above: [2.53% in the third quarter of 2009].

Worst quarter shown in the bar chart above: [(1.28)% in the second quarter of 2013].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
Near-Term Tax Free Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
Barclays 3-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a portfolio team consisting of Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1990 and Chief Investment Officer of the fund since 1999, and Mr. Aldis has served as a portfolio manager of the fund since 2015.

Purchase and Sale of Fund Shares
You may purchase or sell shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com, by telephone at 1-800-873-8637, or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
 3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Minimum Investment
Initial Purchase
•  $5,000

Additional Purchases
•  $100 minimum per transaction

Automatic Investing—ABC Investment Plan®
•  $1,000 initial investment if you elect to have monthly automated investments of at least $100 per transaction. The $1,000 initial investment must be made by check or wire.

Tax Information
The fund intends to make distributions that are exempt from federal income tax. Although the fund intends to invest the majority of its assets in tax free securities, it may invest up to 20% of its assets in securities that pay taxable interest. Distributions of the fund's taxable income, including taxable interest and capital gains realized on the sale of its investments, will be taxable to shareholders as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your sales-person or visit your financial intermediary's website for more information.

U.S. Government Securities Ultra-Short Bond Fund

Investment Objective
The U.S. Government Securities Ultra-Short Bond Fund (Government Securities Ultra-Short Bond Fund) seeks to provide current income and preserve capital.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses	[__]%
Total annual fund operating expenses	[__]%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
Under normal market conditions, the Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities.

Although the value of the fund's shares will fluctuate, the Adviser seeks to manage the magnitude of fluctuations by limiting the fund's dollar-weighted average effective maturity to two years or less.

In selecting investments, the Adviser's analysis encompasses an interest rate forecast that considers such factors as economic growth, inflation expectations and expected monetary policy actions. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for the fund's portfolio, which analyzes yields, maturities and bond ratings of particular bonds.

Principal Risks
•  Main Risk. The fund is designed for investors who primarily seek current income. The fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to manage the magnitude of NAV fluctuations by limiting the fund's dollar-weighted average effective maturity to two years or less, it is possible to lose money by investing in the fund.
•  Risk of Investing In Government Agencies. The Government Securities Ultra-Short Bond Fund invests in various United States government agencies, which, while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each of these agencies, which include the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority, is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of $150 million with the United States Treasury.
•  Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.
•  Inflation Risk. The fund's yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of a fund's yield may be eroded by inflation.

•  Issuer Risk. There is a possibility that an issuer of a security could be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.
•  Interest Rate Risk. Debt securities may fluctuate in value due to changes in interest rates. Typically, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with relatively longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. Interest rates have been and are currently at historical lows due to, among other things, governmental intervention, including quantitative easing. There may be less governmental intervention in the near future to maintain low interest rates. If so, it could cause an increase in interest rates, which would have a negative impact on the value of fixed income securities and could negatively affect the fund's net asset value.

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. How the fund performed in the past, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Prior to December 20, 2013, the fund was a money market fund. Consequently, prior period performance may have been different if the fund had not been a money market fund.

Annual Total Returns (as of December 31 each year)

U.S. Government Securities Ultra-Short Bond Fund

[Performance chart]

Best quarter shown in the bar chart above: [1.20% in the fourth quarter of 2006].

Worst quarter shown in the bar chart above: [0.00% in the first quarter of 2010].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
Government Securities Ultra-Short Bond Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
Barclays U.S. Treasury Bills 6-9 Months Total Return Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prior to December 20, 2013, the Adviser had voluntarily agreed to waive fees and/or reimburse expenses for the fund to the extent necessary to maintain a certain minimum net yield for the fund, as determined by the Adviser with respect to the fund (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's net yield to fall below the fund's previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement. This recapture could negatively affect the fund's yield and expenses in the future.

At December 31, 2015, the Adviser may seek reimbursement of previously waived and reimbursed fees of $498,342 and $[__] from 2013 and 2014, respectively. Based on the fund's expenses and assuming that the voluntary expense limitation remains in effect, it is unlikely that the Adviser will be able to recapture these amounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a portfolio team consisting of Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999, and Mr. Aldis has served as a portfolio manager of the fund since 2015.

Purchase and Sale of Fund Shares
You may purchase or sell shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com, by telephone at 1-800-873-8637, or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
 3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Minimum Investment
Initial Purchase
•  $5,000

Additional Purchases
•  $100 minimum per transaction

Automatic Investing—ABC Investment Plan®
•  $1,000 initial investment if you elect to have monthly automated investments of at least $100 per transaction. The $1,000 initial investment must be made by check or wire.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Information About Investment Objectives, Principal Investment Strategies and Related Risks

All American Equity Fund
Holmes Macro Trends Fund

Investment Objective
The All American Equity Fund and Holmes Macro Trends Fund seek long-term capital appreciation.

Principal Investment Strategies

All American Equity Fund
Under normal market conditions, the All American Equity Fund will invest substantially all (greater than 80%) of its net assets in equity and equity-related securities of companies defined as "all American." The fund will notify you in writing 60 days before making any changes to this policy. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The All American Equity Fund will consider any of the following companies to be "all American":

1.  companies offering stock registered on a United States stock exchange;
2.  companies offering stock traded on Nasdaq or the over-the-counter markets;
3.  companies deriving more than 50% of their revenue from operations in the United States;
4.  companies incorporated in the United States; or
5.  companies having their principal place of business or corporate headquarters located in the United States.

The fund may also purchase call and put options, and the fund's current intention is to purchase only exchange-traded options. The fund may purchase put options to hedge the fund's portfolio against a possible loss, and the fund may purchase call options as a substitute to purchasing the underlying security. The fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund's total assets.

In an effort to enhance the fund's risk-adjusted performance, the fund may enter into covered option writing transactions. The fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund's securities subject to outstanding covered options would exceed 50% of the value of the fund's total assets.

Investment Processes
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. Shareholder yield is another factor the Adviser considers when evaluating a company. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. Shareholder yield is another factor the Adviser considers when evaluating a company. Shareholder yield is determined by the dividends that a company pays to its shareholders and/or company buyback of stock from shareholders. The focus of the stock selection is on large capitalization companies.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels.

For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a pro-longed general decline, or other adverse conditions. Under these circumstances, the fund may invest up to 100% of its assets in U.S. government securities, short-term indebtedness, repurchase agreements, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars, or any other freely convertible currency. When the fund is in a defensive investment position, it may not achieve its investment objective.

Holmes Macro Trends Fund
Under normal market conditions, the Holmes Macro Trends Fund invests primarily in a diversified portfolio of equity and equity-related securities of companies of all sizes. The fund may, from time to time, invest a significant amount of its total assets in one or more of the sectors of the S&P 1500 Index. As a result of the Adviser's earnings growth investment strategy, concentrations in the sectors may rotate depending on the earnings growth of the underlying companies in each sector.

The fund may invest up to 25% of its total assets in foreign securities that are not publicly traded in the U.S. The fund may invest in sponsored or unsponsored American Depository Receipts (ADRs), which represent shares of foreign issuers, and are not included in the 25% limit on foreign issuers. As part of its foreign investments, the fund may invest up to 5% of its total assets in emerging markets.

The fund may also purchase call and put options, and the fund's current intention is to purchase only exchange-traded options. The fund may purchase put options to hedge the fund's portfolio against a possible loss, and the fund may purchase call options as a substitute to purchasing the underlying security. The fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund's total assets.

In an effort to enhance the fund's risk-adjusted performance, the fund may enter into covered option writing transactions. The fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund's securities subject to outstanding covered options would exceed 50% of the value of the fund's total assets.

Investment Processes
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions. Under these circumstances, the fund may invest up to 100% of its assets in U.S. government securities, short-term indebtedness, repurchase agreements, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars, or any other freely convertible currency. When the fund is in a defensive investment position, it may not achieve its investment objective.

Related Risks

Main Risk
The funds are designed for long-term investors who are willing to accept the risks of investing in a portfolio with significant stock holdings. The funds are not intended to be a complete investment program, and there is no assurance that their investment objectives can be achieved. As with all mutual funds, loss of money is a risk of investing in the funds. An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk
The value of the funds' shares will go up and down based on the performance of the companies whose securities they own and other factors affecting the securities market generally.

Portfolio Management Risk
The skill of the Adviser will play a significant role in the funds' ability to achieve their investment objectives. There is a risk that the investment strategy does not achieve the funds' objectives or that the Adviser does not implement the strategy properly.

Growth Stock Risk
Because of their perceived growth potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities. If a fund's growth stock does not produce the predicted earnings growth, its share price may drop, and the fund's net asset value may decline.

Sector Risk
From time to time, the funds may invest a significant amount of their total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade. Certain sectors may be more vulnerable than others to these factors. In addition, market sentiment and expectations toward a particular sector could affect a company's market valuations and access to equity funding.

Foreign Securities Risk/Emerging Markets Risk
The Holmes Macro Trends Fund may invest in foreign securities and may be subject to greater risks than when investing in U.S. securities. The risks of investing in foreign securities are generally greater when they involve emerging markets. These risks include:

Currency Risk. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

Political, Social and Economic Risk. Foreign investments may be subject to heightened political, social and economic risks, particularly in emerging markets, which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a fund's assets from that country.

Regulatory Risk. There may be less government supervision of foreign securities markets. As a result, foreign companies may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic companies, and there may be less publicly available information about foreign companies.

Market Risk. Foreign securities markets, particularly those of emerging markets, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

Transaction Costs. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions.

Small- and Mid-Sized Companies Risk
The Holmes Macro Trends Fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may be otherwise advisable.

Options Risk
Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of a fund. An option may expire without value, resulting in a loss of a fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

Warrants Risk
The funds may invest in warrants. Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant, the warrant is "in the money." If the exercise price of the warrant is above the value of the underlying stock, it is "out of the money." Out-of-the-money warrants tend to have different price behaviors than in-the-money warrants. As an example, the value of an out-of-the-money warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant's value is primarily derived from its time component.

Most warrants are exchange traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by a fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

Restricted Security Risk
The funds may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause a fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate these securities.

Portfolio Turnover Risk
The funds' portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time each fund has held a particular security is not generally a consideration in investment decisions. It is the policy of each fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders.

Other Types of Investments, Related Risks and Other Considerations
While not principal strategies, the fund may invest to a limited extent in other types of investments as discussed under "Common Investment Practices and Related Risks."

Gold and Precious Metals Fund
World Precious Minerals Fund
Global Resources Fund

Investment Objectives
The Gold and Precious Metals Fund, World Precious Minerals Fund and Global Resources Fund each seek long-term growth of capital plus protection against inflation and monetary instability. The Gold and Precious Metals Fund also pursues current income as a secondary objective.

Principal Investment Strategies
Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies predominately involved in the mining, fabrication, processing, marketing or distribution of metals including gold, silver, platinum group, palladium and diamonds. The fund will notify you in writing 60 days before making any changes to this policy. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious metals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

The Gold and Precious Metals Fund focuses on selecting companies with established producing mines, and although the fund has greater latitude to invest its assets in different precious metals, it currently has significant investments in the gold sector. The fund reserves the right to invest up to 20% of its net assets in the securities of companies principally engaged in natural resources operations.

Under normal market conditions, the World Precious Minerals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds. The fund will notify you in writing 60 days before making any changes to this policy. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

Although the World Precious Minerals Fund has greater latitude to invest its assets in different precious minerals, it currently has significant investments in the gold sector. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.
The World Precious Minerals Fund focuses on selecting junior and intermediate exploration companies from around the world. Typically, junior exploration gold companies produce up to 100,000 ounces of gold or other precious metal per year, and intermediate companies produce up to a million ounces of gold or other precious metal. The price performance of junior exploration companies relates to the success of finding and increasing reserves, thus involving both greater opportunity and risk. Stock price performance of intermediate and senior mining companies that have proven reserves is more strongly influenced by the price of gold. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

The World Precious Minerals Fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically country, the Adviser will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Under normal market conditions, the Global Resources Fund normally invests at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries. The fund will notify you in writing 60 days before making any changes to this policy. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts. The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

The Global Resources Fund concentrates its investments in the equity securities within the natural resources industries, which include, among others, the following industries:

Energy

Natural gas
Integrated oil companies
Oil and gas drilling
Oil and gas exploration and production
Oil and gas refining
Oilfield equipment/services

Basic Materials

Aluminum
Chemicals
Diversified metals and coal mining
Gold and precious metals
Iron and steel
Paper and forest products
Uranium

Consistent with its investment objective, the Global Resources Fund may invest without limitation in equity securities within the natural resources industries and will also invest in multi-capitalization companies.

Under normal market conditions, the Global Resources Fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the Adviser will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The Gold and Precious Metals Fund, World Precious Minerals Fund and Global Resources Fund may also purchase call and put options, and the funds' current intention is to purchase only exchange-traded options. A fund may purchase put options to hedge the fund's portfolio against a possible loss, and a fund may purchase call options as a substitute to purchasing the underlying security. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund's total assets. Long-term equity options called LEAPS and warrants allow a fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The underlying stock can be purchased or sold at a predetermined price for the life of the option or warrant. LEAPS and warrants, therefore, allow a fund to gain exposure to individual securities over the long-term while allowing the funds to preserve some cash for large or unexpected redemptions.

In an effort to enhance the funds' risk-adjusted performance, the funds may enter into covered option writing transactions. A fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund's securities subject to outstanding covered options would exceed 50% of the value of the fund's total assets.

The funds may invest in income and royalty trusts. A rising interest rate environment could adversely impact the performance of income and royalty trusts. Rising interest rates could limit the capital appreciation of income and royalty trusts because of the increased availability of alternative investments at competitive yields with income and royalty trusts.

Investment Processes
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

In selecting investments for the funds, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital. In making security selections for junior and intermediate mining companies, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions. Under these circumstances, a fund may invest up to 100% of its assets in U.S. government securities, short-term indebtedness, repurchase agreements, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars, or any other freely convertible currency. When a fund is in a defensive investment position, it may not achieve its investment objectives.

Related Risks

Main Risk
The funds are designed for long-term investors who are willing to accept the risks of investing in a portfolio with significant stock holdings. The funds are not intended to be a complete investment program, and there is no assurance that their investment objectives can be achieved. As with all mutual funds, loss of money is a risk of investing in any of the funds. An investment in these funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk
The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

Portfolio Management Risk
The skill of the Adviser will play a significant role in the funds' ability to achieve their investment objectives. There is a risk that the investment strategy does not achieve the funds' objectives or that the Adviser does not implement the strategy properly.

Growth Stock Risk
Because of their perceived growth potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities. If a fund's growth stock does not produce the predicted earnings growth, its share price may drop, and the fund's net asset value may decline.

Foreign Securities Risk/Emerging Markets Risk
The funds may invest in foreign securities and may be subject to greater risks than when investing in U.S. securities. The risks of investing in foreign securities are generally greater when they involve emerging markets. These risks include:

Currency Risk. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

Political, Social and Economic Risk. Foreign investments may be subject to heightened political, social, and economic risks, particularly in emerging markets, which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the fund's assets from that country.

Regulatory Risk. There may be less government supervision of foreign securities markets. As a result, foreign companies may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic companies, and there may be less publicly available information about foreign companies.

Market Risk. Foreign securities markets, particularly those of emerging markets, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

Transaction Costs. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions.

Industry Concentration Risk
Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The Gold and Precious Metals Fund and World Precious Minerals Fund invest in securities that typically respond to changes in the price of gold. The prices of gold and other precious minerals can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time, and the funds may be more volatile than other types of investments. The Global Resources Fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

Non-Diversification Risk
The funds are non-diversified and may invest a significant portion of their total assets in a small number of companies. This may cause the performance of a fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

Price Volatility Risk
The value of a fund's shares may fluctuate significantly.

Options Risk
Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of a fund. An option may expire without value, resulting in a loss of a fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

Warrants Risk
The funds may invest in warrants. Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant, the warrant is "in the money." If the exercise price of the warrant is above the value of the underlying stock, it is "out of the money." Out-of-the-money warrants tend to have different price behaviors than in-the-money warrants. As an example, the value of an out-of-the-money warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant's value is primarily derived from its time component.

Most warrants are exchange traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by a fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

Restricted Security Risk
The funds may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause a fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate these securities.

Portfolio Turnover Risk
The funds' portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time a fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the funds to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders.

Junior and Intermediate Mining Companies Risk
The World Precious Minerals Fund, and to a lesser extent the Gold and Precious Metals Fund, invest in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which can be more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

Gold and Precious Metals/Minerals Risk
The Gold and Precious Metals Fund and World Precious Minerals Fund may invest in gold and precious metals or minerals directly and/or in equity and equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, are subject to the risk that they could fail to qualify as a regulated investment company under the Internal Revenue Code if the funds derives more than 10% of their gross income from these investments in gold and precious metals or minerals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the funds and their shareholders.

Other Types of Investment, Related Risks and Considerations
While not principal strategies, the funds may invest to a limited extent in other types of investments as discussed below under "Common Investment Practices and Related Risks."

Emerging Europe Fund
China Region Fund

Investment Objectives
The Emerging Europe Fund and China Region Fund seek long-term growth of capital.

Principal Investment Strategies
The Emerging Europe Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in the emerging markets of Eastern Europe. The fund will notify you in writing 60 days before making any changes to this policy. The equity and equity-related securities that the fund primarily invests in are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, Czech Republic, Hungary and Turkey. The Adviser considers the following countries to be in Eastern Europe: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR Macedonia, Georgia, Greece, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1.  securities of issuers that are organized under the laws of any Eastern European country or have a principal office in an Eastern European country;
2.  securities of issuers that derive a majority of their revenues from business in Eastern European countries or have a majority of their assets in Eastern European countries; or
3.  securities that are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

The Emerging Europe Fund invests at least 25% of its total assets in securities of companies involved in oil, gas or banking. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System. For a full list of the Bloomberg-classified industries involving oil, gas or banking, see the discussion of non-fundamental investment restrictions in the SAI.

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Oil Companies—Integrated, Oil Companies—Exploration & Production, Oil Refining & Marketing, Regional Banks—Non-U.S., Commercial Banks—Non-U.S., and Diversified Banking Institutions; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund's benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

Under normal market conditions, the China Region Fund will invest at least 80% of its net assets in equity and equity-related securities of companies located in the China region. The fund will notify you in writing 60 days before making any changes to this policy. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The China region is defined as any country that either shares a border with China or is located in the South China Sea or the East China Sea regions and includes: the People's Republic of China (PRC or China), Bangladesh, Cambodia, Hong Kong, India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos, Malaysia, Mongolia, Myanmar, Nepal, Pakistan, Philippines, Singapore, Taiwan, Tajikistan, Thailand and Vietnam.

The fund will consider investments in the China region to be the following:

1.  securities of issuers organized under the laws of the countries within the China region;
2.  securities of issuers that have at least 50% of their assets in one or more China region countries;
3.  securities of issuers that derive at least 50% of their gross revenues or profits from providing goods or services to or from one or more China region countries; or
4.  securities of issuers that are primarily traded on the China, Taiwan or Hong Kong exchanges.

The China Region Fund will invest in both established and emerging enterprises registered and operating in China and the China region. These will include wholly Chinese-owned enterprises, wholly foreign-owned enterprises and Sino-foreign joint ventures. While portfolio holdings may be geographically dispersed, the fund anticipates that the trading activities of the fund in People's Republic of China (PRC) securities will be focused in the authorized China securities market; in particular, the Hong Kong, Shenzhen and Shanghai stock exchanges. Trading activities of the fund in securities other than PRC securities may take place on China region exchanges such as the Taiwan, Korea, Singapore, Malaysia and Indonesia stock exchanges, among others.

The Emerging Europe Fund and China Region Fund may, from time to time, invest a significant amount of their total assets in certain sectors. A fund may invest up to 20% of its assets in securities, including debt securities, of governments and companies located anywhere in the world.

The funds may also purchase call and put options. A fund may purchase put options to hedge the fund's portfolio against a possible loss, and a fund may purchase call options as a substitute to purchasing the underlying security. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund's total assets.

In an effort to enhance the funds' risk-adjusted performance, the funds may enter into covered option writing transactions. A fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund's securities subject to outstanding covered options would exceed 50% of the value of the fund's total assets.
Investment Processes
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the funds may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions. Under these circumstances, a fund may invest up to 100% of its assets in U.S. government securities, short-term indebtedness, repurchase agreements, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars, or any other freely convertible currency. When a fund is in a defensive investment position, it may not achieve its investment objectives.

Related Risks

Main Risk
The funds are designed for investors who are willing to accept the risks of investing in portfolios with significant stock holdings. The funds are not intended to be a complete investment program, and there is no assurance that their investment objectives can be achieved. As with all mutual funds, loss of money is a risk of investing in any of the funds. An investment in these funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Given the limited number of issuers in Eastern European countries, along with liquidity and capacity constraints in certain markets, as the asset size of the Emerging Europe Fund grows it may be more difficult for the Adviser to locate attractive securities to purchase, and the ability of the Adviser to efficiently trade into or out of particular securities or markets may become more limited.

Market Risk
The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

Non-Diversification Risk
The funds are classified as "non-diversified" funds, and, as such, the funds' portfolios may include the securities of a smaller total number of issuers than if the funds were classified as "diversified." Because the funds may invest a greater proportion of their assets in the obligations of a small number of issuers, changes in the financial condition or market assessment of a single issuer may cause greater fluctuation and volatility in the funds' total returns or asset values than if the funds were required to hold smaller positions of the securities or a larger number of issuers.

Growth Stock Risk
Because of their perceived growth potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities. If a fund's growth stock does not produce the predicted earnings growth, its share price may drop, and the fund's net asset value may decline.

Geographic Concentration Risk
The Emerging Europe Fund and China Region Fund concentrate their investments in companies located in Eastern Europe and the China region, respectively. Because of this, companies in each fund's portfolio may react similarly to political, social and economic developments in any of the Eastern European or China region countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, a fund's share price. A fund's return and share price may be more volatile than those of a less concentrated portfolio.

Government Relationship Risk
While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the funds invest in companies that have or develop a material business relationship with an Adverse Government, then the funds will be subject to the risk that these companies' reputation and price in the market may be adversely or negatively affected.

Industry Concentration Risk
The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil & gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund's performance more volatile. To the extent that the fund's assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of over supply and decreased demand. To the extent that the fund's assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System.

Sector Risk
From time to time, the funds may invest a significant amount of their total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

Portfolio Turnover Risk
The funds' portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time each fund has held a particular security is not generally a consideration in investment decisions. It is the policy of each fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders.

Foreign Securities Risk/Emerging Markets Risk
The funds may invest in foreign securities and may be subject to greater risks than when investing in U.S. securities. The risks of investing in foreign securities are generally greater when they involve emerging markets. These risks include:

Currency Risk. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

Political, Social and Economic Risk. Foreign investments may be subject to heightened political, social and economic risks, particularly in emerging markets, which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the fund's assets from that country.

Regulatory Risk. There may be less government supervision of foreign securities markets. As a result, foreign companies may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic companies, and there may be less publicly available information about foreign companies.

Market Risk. Foreign securities markets, particularly those of emerging markets, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

Transaction Costs. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions.

EASTERN EUROPEAN SECURITIES
Political and economic structures in many Eastern European countries are in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of many more developed countries. In addition, unanticipated political or social developments may affect the value of the fund's investment in Eastern European countries. As a result, the risks normally associated with investing in any foreign country may be heightened in Eastern European countries. For example, the small size and inexperience of the securities markets in Eastern European countries and the limited volume of trading in securities in those markets may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries and may make obtaining prices on portfolio securities from independent sources more difficult than in other more developed markets. In addition, Eastern European countries have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. There may also be little financial or accounting information available with respect to companies located in certain Eastern European countries and it may be difficult, as a result, to assess the value or prospects of an investment in such companies.

In addition to the special risks common to most Eastern European countries described above, each individual Eastern European country also necessarily involves special risks that may be unique to that country. Following is a brief description of special risks that may be incurred when the fund invests in Russia, Poland, Greece, Hungary, the Czech Republic and Turkey, which are some of the countries in which the fund focuses its investment.

Russia. After the collapse of the Soviet Union, Russia has experienced and continues to experience political and social change. Russia is undergoing market-oriented reforms including a movement from centrally controlled ownership to privatization. The fund is subject to the risk that Russia may have unfavorable political developments, social instability, and/or changes in government policies. For example, the Ukrainian crisis has prompted the United States and the European Union to impose economic sanctions on certain Russian individuals and Russian companies, and Russia has responded with sanctions against a number of countries, including a total ban on food imports from the European Union, United States, Norway, Canada and Australia. These current sanctions, or the threat of further sanctions, may result in the decline of the value or liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy, any of which could negatively impact the fund's investments in Russian securities. These economic sanctions also could result in the immediate freeze of Russian securities, which could impair the ability of the fund to buy, sell, receive or deliver those securities. Both these current and potential future sanctions also could result in Russia taking further counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities, and therefore may negatively impact the fund.

Poland. The security market in Poland is relatively new, and therefore, investors may be subject to new or amended laws and regulations. Legal reforms have been instituted and laws regarding investments are published on a routine basis. However, important court decisions are not always accessible to practitioners. While there are currently no obstacles to foreign ownership of securities and profits may be repatriated, these laws may be changed anytime without notice.

Greece.  Greece joined the EU in 1981 and adopted the euro in 2002.  In recent years, Greece was downgraded from a Developed Market to an Emerging Market by MSCI, Russell Indexes, and S&P Dow Jones, and the FTSE Index has Greece on its developed market watch list.  Current political risk may present excess volatility in the Greek market.

Hungary. Hungary's market-oriented reforms are relatively recent and leave many uncertainties regarding economic and legal issues. Privatization in Hungary has been substantial but is not yet complete. Owners and managers of Hungarian enterprises are often less experienced with market economies than owners and managers of companies in Western European and U.S. markets. The securities markets on which the securities of these companies are traded are in their infancy. Laws governing taxation, bankruptcy, restrictions on foreign investments and enforcement of judgments are subject to change.

The Czech Republic. The Czech Republic joined the European Union (EU) in 2004, which has resulted in a convergence with Western European standards and a modernization of the Czech Republic's regulatory environment. The market-oriented economy in the Czech Republic is young in comparison to the United States and Western European countries. The Czech Republic has instituted substantial privatization since 1992, when the first wave of privatization began. Information suggests that dominant or majority shareholders now control many of the larger privatized companies. Bankruptcy laws have been liberalized, giving creditors more power to force bankruptcies. Laws exist that regulate direct and indirect foreign investment, as well as repatriation of profits and income. Tax laws include provisions for both value-added taxes and income taxes. Courts of law are expected to, but may not, enforce the legal rights of private parties.

Turkey. Turkey is currently undergoing substantial change in its efforts to join the European Union. The availability of investment opportunities and the ability to liquidate investments profitably may depend on the continued pursuit by government of certain current economic liberalization policies. Political climates may change, sometimes swiftly. There is no assurance that government will continue with such policies in their present form. Investing in equities and fixed income obligations in Turkey involves certain considerations not usually associated with investing in securities in more developed capital markets. The securities market in Turkey is less liquid and more volatile than securities markets in the United States and Western Europe. Consequently, the fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in public and private debt and other fixed income obligations of more developed countries. There may also be less state regulation and supervision of the securities markets, less reliable information available to brokers and investors and enforcement of regulations may be different from those in the United States, Western Europe and other more developed countries. Consequently, there may be less investor protection. Disclosure, accounting and regulatory standards are in most respects less comprehensive and stringent than in developed markets. In addition, brokerage commissions and other transaction costs and related taxes on securities transactions in Turkey are generally higher than those in more developed markets.

Options Risk
Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of a fund. An option may expire without value, resulting in a loss of a fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

Warrants Risk
The funds may invest in warrants. Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant, the warrant is "in the money." If the exercise price of the warrant is above the value of the underlying stock, it is "out of the money." Out-of-the-money warrants tend to have different price behaviors than in-the-money warrants. As an example, the value of an out-of-the-money warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant's value is primarily derived from its time component.

Most warrants are exchange traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by a fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

Restricted Security Risk
The funds may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause a fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate these securities.

Other Types of Investment, Related Risks and Considerations
While not principal strategies, the funds may invest to a limited extent in other types of investments as discussed below under "Common Investment Practices and Related Risks."

Near-Term Tax Free Fund

Investment Objectives
The Near-Term Tax Free Fund seeks to provide a high level of current income that is exempt from federal income taxation and to preserve capital.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in investment grade municipal securities whose interest is free from federal income tax, including the federal alternative minimum tax. The fund will notify you in writing 60 days before making any changes to this policy.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public and private projects. These debt securities generally include general obligation bonds, revenue bonds, industrial development bonds, municipal lease obligations, single state bonds and similar instruments.

The issuer's authority to levy taxes backs general obligation bonds. Since revenue bonds are issued to finance public works such as bridges or tunnels, they are supported by the revenues of the projects. Industrial development bonds are typically issued by municipal issuers on behalf of private companies. Because these bonds are backed only by income from a certain source and may not be an obligation of the issuer itself, they may be less creditworthy than general obligation bonds. Municipal lease obligations generally are issued to finance the purchase of public property. The property is leased to a state or local government and the lease payments are used to pay the interest on the obligations. These differ from other municipal securities because the money to make the lease payments must be set aside each year or the lease can be canceled without penalty. If this happens, investors who own the obligations may not be paid. A single state bond is issued by only one state and is not diversified. If the state that issues the bond has a financial setback, the market value of the bond may fall.

The fund invests only in debt securities that, at the time of acquisition, have one of the four highest ratings by Moody's Investors Services (Aaa, Aa, A, Baa) or by Standard & Poor's Corporation (AAA, AA, A, BBB) (or, if not rated by Moody's or S&P, are determined by the Adviser to be of comparable quality). The fund will not invest more than 10% of its total assets in the fourth rating category. Investments in the fourth category may have speculative characteristics and, therefore, may involve higher risks.

The fund will maintain a weighted-average portfolio maturity of five years or less. A weighted-average maturity of a fund is the average of the remaining maturities of all the debt securities the fund owns, with each maturity weighted by the relative value of the security.

Although the fund tries to invest the majority of its assets in tax free securities, it is possible that up to 20% of its assets may be in securities that pay taxable interest. Taxable investments by the fund may generate ordinary income that will be distributed to shareholders as taxable income.

Investment Processes
The Adviser uses a matrix of "top-down" macro models and "bottom-up" fundamental analysis to determine weightings in geographic regions, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks fiscal and monetary policies. The Adviser focuses on historical interest rate cycles and demographic trends.

In selecting investments, the Adviser will consider a bond's credit analysis, structure (maturity, coupon, redemption features), and yield. The Adviser reviews these factors to determine the relative value of the bond in comparison to its market value and the market value of similar bonds.

Related Risks

Main Risks
The fund is designed for investors who primarily seek current income that is substantially free from federal income tax. The fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. As with all mutual funds, loss of money is a risk of investing in the fund. Although the fund's policy is to invest in securities whose interest is free from federal income tax, the fund may invest up to 20% of its assets in securities that pay taxable interest. For the fiscal year ended December 31, 2015, [__]% of the Near-Term Tax Free Fund's distributions were from ordinary income. From year to year, these numbers may vary and there is no assurance that these distributions will continue. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest Rate Risk
Because the fund invests primarily in municipal securities, there is a risk that the value of these securities will fall if interest rates rise. Ordinarily, when interest rates go up, municipal security prices fall. The opposite is also true: municipal security prices usually go up when interest rates fall. The longer a fund's weighted-average maturity, the more sensitive it is to changes in interest rates. Interest rates have been and are currently at historical lows due to, among other things, governmental intervention, including quantitative easing. There may be less governmental intervention in the near future to maintain low interest rates. If so, it could cause an increase in interest rates, which would have a negative impact on the value of fixed income securities and could negatively affect the fund's net asset value.

Call Risk
A municipal security may be prepaid (called) before its maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a fund may have to replace it with a lower-yielding security.

Credit Risk
There is a possibility that an issuer of a municipal security cannot make timely interest and principal payments on its debt securities. With municipal securities, state, or local law may limit the sources of funds for the payment of principal and interest.

Income Risk
The fund is subject to income risk, which is the risk that the fund's dividends (income) will decline due to falling interest rates.

Municipal Bond Risk
There is generally more public information available for corporate equities or bonds than is available for municipal bonds.

Liquidity Risk
The secondary market for municipal bonds may be less liquid than other securities markets. A less liquid market may make it difficult for the funds to sell the security at an attractive price, and the value of the security may fall, even during periods of declining interest rates.

Insured Municipal Bonds
The fund may invest in municipal bonds covered by an insurance policy that guarantees timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds. A downgrade of the bond insurer's credit rating or a default by the insurer may result in a downgrade of the bond rating and could have a negative effect on the value of the bond.

Lower Rated Municipal Bonds
A portion of the fund's investments may be in high risk, lower rated municipal bonds as the result of a downgrade of an investment grade bond subsequent to the fund's purchase of the bond. Investments in lower rated bonds carry greater credit rate risk, market risk and interest rate risk than an investment in a higher rated bond.

Recent Market Events
Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit and fixed income market could have an adverse effect on the value of the fund.

Other Types of Investment, Related Risks and Considerations
While not principal strategies, the fund may invest to a limited extent in other types of investments as discussed below under "Common Investment Practices and Related Risks."

U.S. Government Securities Ultra-Short Bond Fund

Investment Objectives
The U.S. Government Securities Ultra-Short Bond Fund seeks to achieve a total return with current income.

Principal Investment Strategies
Under normal market conditions, the Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities. The fund will notify you in writing 60 days before making any changes to this policy.

Under federal law, the income received from obligations issued by the United States government and some of its agencies and instrumentalities may be exempt from state and local income taxes. Many states that tax personal income allow mutual funds to pass this tax exemption through to shareholders. To maximize the taxable equivalent yield for shareholders under normal circumstances, the Government Securities Ultra-Short Bond Fund will attempt to invest primarily in obligations that qualify for the exemption from state taxation.

The Government Securities Ultra-Short Bond Fund may invest in fixed-rate and floating-rate securities issued by the United States Treasury and various United States government agencies, including the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority. While fixed-rate securities have a set interest rate, floating-rate securities have a variable interest rate that is closely tied to a money market index such as Treasury Bill rates. Floating rate securities provide holders with protection against rises in interest rates, but typically pay lower yields than fixed-rate securities of the same maturity.

Investment Processes
In selecting investments, the Adviser's analysis encompasses an interest rate forecast that considers such factors as economic growth, inflation expectations and expected monetary policy actions. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for a fund's portfolio, which analyzes yields, maturities and bond ratings of particular bonds.

Related Risks

Main Risks
The Government Securities Ultra-Short Bond Fund invests in various United States government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each of these agencies, which include the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority, is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of $150 million with the United States Treasury.

The fund is designed for investors who primarily seek current income. The fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to manage the magnitude of NAV fluctuations by limiting the fund's dollar-weighted average effective maturity to two years or less, it is possible to lose money by investing in the fund.

Income Risk
The fund may invest substantially all of its assets in short-term debt securities, and, as a result, the fund is subject to income risk, which is the risk that the fund's dividends (income) will decline due to falling interest rates.

Inflation Risk
The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund's yield may be eroded by inflation.

Issuer Risk
There is a possibility that an issuer of a security could be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate Risk
Debt securities may fluctuate in value due to changes in interest rates. Typically, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with relatively longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. Interest rates have been and are currently at historical lows due to, among other things, governmental intervention, including quantitative easing. There may be less governmental intervention in the near future to maintain low interest rates. If so, it could cause an increase in interest rates, which would have a negative impact on the value of fixed income securities and could negatively affect the fund's net asset value.

Other Types of Investment, Related Risks and Considerations
While not principal strategies, the fund may invest to a limited extent in other types of investments as discussed below under "Common Investment Practices and Related Risks."

Common Investment Practices and Related Risks

Illiquid Securities
Each fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet.

Repurchase Agreements
Each fund may enter into repurchase agreements. A repurchase agreement is a transaction in which a fund purchases a security from a commercial bank or recognized securities dealer and has a simultaneous commitment to sell it back at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the original purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

In effect, a repurchase agreement is a loan by a fund collateralized with securities, usually securities issued by the U.S. Treasury or a government agency. The repurchase agreements entered into by each money market fund are collateralized with cash and securities of the type in which that fund may otherwise invest.

Repurchase agreements carry several risks, including the risk that the counterparty defaults on its obligations. For example, if the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

When-Issued and Delayed-Delivery Securities
Each fund may purchase securities on a when-issued or delayed-delivery basis. This means the fund purchases securities for delivery at a later date and at a stated price or yield. There is a risk that the market price at the time of delivery may be lower than the agreed upon purchase price. In that case, the fund could suffer an unrealized loss at the time of delivery.

Borrowing
Each fund may not borrow money except for temporary or emergency purposes in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). To the extent that a fund borrows money before selling securities, the fund may be leveraged. At such times, the fund may appreciate or depreciate more rapidly than an unleveraged portfolio.

Securities Ratings
The Adviser will use the ratings provided by independent rating agencies in evaluating the credit quality of a debt security and in determining whether a security qualifies as eligible for purchase under a fund's investment policies. If a security is not rated, the Adviser may determine that the security is comparable in quality to a rated security for purposes of determining eligibility. In the event that an agency downgrades the rating of a security below the quality eligible for purchase by a fund, the fund reserves the right to continue holding the security if the Adviser believes such action is in the best interest of the fund.

The following investment practices and related risks apply only to the All American Equity Fund, Holmes Macro Trends Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, Global Resources Fund, Emerging Europe Fund and China Region Fund.

Small- and Mid-Sized Companies Risk
A fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may otherwise be advisable.

Derivative Securities
A fund may, but is not required to, invest in derivative securities, which include purchasing and selling exchange-listed and over-the-counter put and call options or LEAPS on securities, equity and fixed-income indexes, and other financial instruments. In an effort to enhance a fund's risk-adjusted performance, a fund may enter into covered option writing transactions. A fund will primarily implement this risk reduction strategy by selling covered call options, but may also sell covered puts as part of this strategy. A fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund's securities subject to outstanding covered options would exceed 50% of the value of the fund's total assets. A fund will not purchase an option if, immediately thereafter, the aggregate market value of all options purchased by the fund would exceed 10% of the fund's total assets.

In addition, each fund may purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, or options on currencies or currency futures. Each fund may, but is not required to, invest in derivative securities for hedging, risk management or portfolio management purposes. Derivative securities may be used to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the portfolio. The ability of a fund to use derivative securities successfully will depend upon the Adviser's ability to predict pertinent market movements, which cannot be assured. Investing in derivative securities will increase transaction expenses and may result in a loss that exceeds the principal invested in the transaction. Each fund will comply with applicable regulatory requirements when investing in derivative securities. For more information on derivative securities and specific fund limitations, see the SAI.

In addition, a fund may invest in warrants. Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant, the warrant is "in the money." If the exercise price of the warrant is above the value of the underlying stock, it is "out of the money." Out-of-the-money warrants tend to have different price behaviors than in-the-money-warrants. As an example, the value of an out-of-the-money warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant's value is primarily derived from its time component.

Most warrants are exchange traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by a fund were not exercised by the date of its expiration, a fund would incur a loss in the amount of the cost of the warrant.

Currency Risk and Hedging
The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

The funds may, but are not required to, invest in derivative securities in an attempt to hedge a particular fund's foreign securities investments back to the U.S. dollars when, in the Adviser's judgment, currency movements affecting particular investments are likely to harm performance. Possible losses from changes in currency exchange rates are a primary risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can decline or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of a fund's performance even when the Adviser attempts to reduce currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on derivative securities and increased transaction expenses.

Investments in Exchange-Traded Funds (ETFs) or Other Investment Companies
The funds may invest in ETFs or other investment companies. If a fund invests in an ETF or other investment company, the fund will pay its proportionate share of expenses of the ETF or other investment company (including management and administrative fees) as well as the fund's own management and administrative expenses. The funds may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

Portfolio Holdings

A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' SAI and on the funds' website (www.usfunds.com).

Fund Management

Investment Adviser
U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, furnishes investment advice and manages the business affairs of U.S. Global Investors Funds (Trust). The Adviser was organized in 1968. Each fund will pay the following percentages of its average net assets to the Adviser for advisory services:

	Base Advisory Fee	Benchmark	Hurdle Rate	Base Advisory Fee Range With Performance Fee Adjustment
All American Equity Fund	0.80%	S&P 500 Index	+/- 5%	0.55%-1.05%
Holmes Macro Trends Fund	1.00%	S&P Composite 1500 Index	+/- 5%	0.75%-1.25%
Gold and Precious Metals Fund	0.90%	FTSE Gold Mines Index	+/- 5%	0.65%-1.15%
World Precious Minerals Fund	1.00%	NYSE Arca Gold Miners Index	+/- 5%	0.75%-1.25%
Global Resources Fund	0.95%	S&P Global Natural Resources Index (Net Total Return)(1)	+/- 5%	0.70%-1.20%
Emerging Europe Fund	1.25%	MSCI Emerging Markets Europe 10/40 Index (Net Total Return)	+/- 5%	1.00%-1.50%
China Region Fund	1.25%	Hang Seng Composite Index	+/- 5%	1.00%-1.50%
Near-Term Tax Free Fund	0.50%	n/a
U.S. Government Securities Ultra-Short Bond Fund	0.50%	n/a

(1)
On July 4, 2014, Morgan Stanley discontinued its Morgan Stanley Commodity Related Index (“CRX”), which was the benchmark used by the Global Resources Fund to calculate its performance fee adjustment.  The fund replaced the CRX with the S&P Global Natural Resources Index (Net Total Return).  Because the fund’s monthly performance fee adjustment is based on a rolling 12-month period, the fund’s performance will be compared for a period of time to a blend of the CRX and the S&P Global Natural Resources Index (Net Total Return), using the performance of the CRX through June 30, 2014, and the performance of the S&P Global Natural Resources Index (Net Total Return) after June 30, 2014.  As each month passes, a month of the CRX performance will roll off and a month of the S&P Global Natural Resources Index (Net Total Return) will be added until the fund’s performance eventually will be compared exclusively to the S&P Global Natural Resources Index (Net Total Return) for determining the fund’s monthly performance fee adjustment.

A performance fee, or fulcrum fee, is designed to reward the Adviser for Investor Class fund performance that exceeds a fund's designated benchmark or penalize the Adviser for fund performance which is lower than a fund's designated benchmark. A fund's cumulative performance is compared to that of its designated benchmark over a 12-month rolling period. When the difference between a fund's performance and the performance of its designated benchmark is less than 5% (this is known as the hurdle rate), there will be no adjustment to the base advisory fee. This is often referred to as the null zone. If a fund's cumulative performance exceeds by 5% or more (hurdle rate) the performance of its designated benchmark, the base advisory fee will be increased by 0.25%. If a fund's cumulative performance falls below its designated benchmark by 5% or more, the base advisory fee will be decreased by 0.25%. The chart reflects the minimum and maximum advisory fee applicable to each fund. See each fund's fee table for the actual management fee for the most recent fiscal year. Certain funds are subject to breakpoints in the advisory fee. Please see the funds' SAI for more information on the breakpoints.

The following example illustrates the application of the performance adjustment to the World Precious Minerals Fund:

For the rolling 12-month period	Fund's investment performance	Index's cumulative change	Fund's performance relative to the Index
January 1	$50.00	$100.00
December 31	$57.60	$110.20
Absolute change	+$7.60	+$10.20
Actual change	+15.20%	+10.20%	+5.00%

Based on these assumptions, the Adviser's management fee for World Precious Minerals Fund for the month ended December 31 would be calculated as follows:

•  The portion of the annual basic fee rate of 1.00% applicable to that month is multiplied by the fund's average daily net assets for the month. This results in the dollar amount of the base fee.

•  The 0.25% rate (adjusted for the number of days in the month) is multiplied by the fund's average daily net assets for the performance period. This results in the dollar amount of the performance adjustment.

•  The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

The Adviser or its affiliates may pay compensation, out of profits derived from the Adviser's management fee and not as an additional charge to the funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). These payments are in addition to any record keeping or sub-transfer agency fees, which may be payable by the funds, or other fees described in the fee table or elsewhere in the prospectus or SAI. Examples of "revenue sharing" payments include, but are not limited to, payment to financial institutions for "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the funds on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Adviser access to the financial institution's sales force; granting the Adviser access to the financial institution's conferences and meetings; assistance in training and educating the financial institution's personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the funds available to its customers and may allow the funds greater access to the financial institution's customers.

A discussion regarding the basis for the board of trustees' approval of the investment advisory contract of the funds is available in the funds' annual report to shareholders.

Fund Expenses
The Adviser has voluntarily limited total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest, and advisory fee performance adjustments, if any) to not exceed 2.20% for the All American Fund, 2.20% for the Holmes Macro Trends Fund, 1.90% for the Gold and Precious Metals Fund, 1.90% for the World Precious Minerals Fund, 1.90% for the Global Resources Fund, 2.85% for the Emerging Europe Fund, 2.55% for the China Region Fund and 0.45% for the Government Securities Ultra-Short Bond Fund. These expense limitations will continue on a voluntary basis at the Adviser's discretion.

The following table shows the effect that the current voluntary limitation had for those funds for which total annual fund operating expenses exceeded their respective limitation. The table below does not include the effect of any additional reimbursements that may be made from time to time to the Government Securities Ultra-Short Bond Fund.

	All American Equity Fund	Gold and Precious Metals Fund	World Precious Minerals Fund	China Region Fund	Government Securities Ultra-Short Bond Fund
Total annual fund operating expenses*	[___]%	[___]%	[___]%	[___]%	[___]%
Voluntary expense waiver	[___]%	[___]%	[___]%	[___]%	[___]%
Total annual expenses after reimbursement	[___]%	[___]%	[___]%	[___]%	[___]%
*	Excluding acquired fund fees and expenses, if any .

The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45% for the Near-Term Tax Free Fund on an annualized basis through [April 30, 2017]. This arrangement may not be changed or terminated during this period without approval of the fund’s Board of Trustees and will become a voluntary limitation that may be changed or terminated by the Adviser at any time after [April 30, 2017.] The effect of the contractual limitation has been reflected in the Fees and Expenses of the Fund in the Summary Section.

Portfolio Managers
The All American Equity Fund, Emerging Europe Fund, Gold and Precious Metals Fund, Government Securities Ultra-Short Bond Fund, Near-Term Tax Free Fund, World Precious Minerals Fund, Holmes Macro Trends Fund, Global Resources Fund and China Region Fund are managed by a team consisting of Mr. Frank Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the Adviser since 1989 and Chief Investment Officer of the Adviser since 1999, and Mr. Aldis has served as a portfolio manager of the Adviser from 1989-1999 and from 2001 to the present.

Adviser personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of securities in the funds they manage.

Shareholder Information

Pricing of Fund Shares
When you make a purchase, redemption, or exchange, the value of your transaction will be the next calculated NAV per share after we receive your request in good order (which generally means that the funds have received your instructions and any necessary documents or amounts in the form required by the funds' policies and procedures). A fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request in good order prior to that time, your transaction price will be the NAV per share determined for that day. If we receive your request or payment after that time, your transaction will be effective on the next day the funds are open for business.

Opening an Account
You may open an account by calling an Investor Representative at 800-873-8637 and requesting an application or by downloading an application from our website at www.usfunds.com. Mail a signed, completed application with your initial investment to U.S. Global Investors to open your initial account. You will not need to fill out another application to invest in another U.S. Global Investors Fund unless the account registration is different or we need further information to verify your identity. You may also open an account online by visiting our website at www.usfunds.com.

In compliance with the USA Patriot Act of 2001, please note that the transfer agent will verify certain information on your account application as part of the fund's Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent at 1-800-873-8637 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The fund reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the funds have not been registered for sale outside of the United States. The U.S. Global Investors Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Funding an Account
All checks must be in U.S. dollars drawn on a domestic bank. The funds will not accept payment in cash, coins, or money orders. The funds also do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. Exceptions to this policy may be made in limited circumstances. Please make checks payable to: U.S. Global Investors.

The transfer agent will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the fund, for any payment that is returned. It is the policy of the fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The fund reserves the right to reject any application.

If you are making your first investment in the funds, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. An Investor Representative will contact you within 24 hours with your account number and to provide the proper wiring instruction. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the fund you are purchasing, the account number, and your name so that monies can be correctly applied.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Minimum Investments

Initial Purchase
•  $5,000

Additional Purchases
•  $100 minimum per transaction, per fund account

Automatic Investing—ABC Investment Plan®
•  $1,000 initial investment if you elect to have monthly automated investments of at least $100 per transaction, per fund account. The $1,000 initial investment must be made by check or wire.

How to Purchase, Redeem and Exchange Shares

Payment for shares redeemed will be mailed to you typically within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the transfer agent, U.S. Bancorp Fund Services, LLC. If any portion of the shares to be redeemed represents an investment made by check, the funds may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected. This may take up to 15 calendar days from the purchase date.

For federal income tax purposes, redemptions are a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based upon the difference between your cost basis in the shares originally purchased and the redemption proceeds received. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

A signature guarantee from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	For all redemptions in excess of $50,000 from any shareholder account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the transfer agent within the last 15 calendar days; and
•	If ownership is being changed on your account.

In addition to the situations described above, the funds and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. The funds may waive any of the above requirements in certain instances. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Additional documents may be required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, please call an Investor Representative at 800-873-8637.

The exchange and redemption privilege is automatic when you complete your application unless you elected to opt out of these privileges. If you elected to not have these privileges and wish to add them to your profile of accounts, you can complete an Account Options Form or call an Investor Representative at 800-873-8637 for additional information or instructions. The investment minimums applicable to share purchases also apply to exchanges, and exchanges can only be performed between identically registered accounts. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

By Internet Access—www.usfunds.com
You may access your account online by visiting our website at www.usfunds.com. After establishing access, you will be able to review account activity and balances, perform transactions, sign up for electronic delivery of statements, confirmations, financial reports, tax forms and/or prospectuses, and change certain account options. A signature guarantee may be required if you wish to make a redemption from your fund account into your bank account and you have changed your banking information or account address in the past 15 calendar days.

By Telephone—800-873-8637
Any registered account owner can call toll free to speak with an Investor Representative. Our hours of operation are Monday – Friday, 8:30 a.m. to 7 p.m. Central Time.

Telephone transaction privileges are automatically established when you complete your application. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. As long as we take reasonable steps to ensure that an order to purchase, redeem or exchange your shares is genuine, we are not responsible for any losses that may occur. If an account has more than one owner or authorized person, the fund will accept telephone instructions from any one owner or authorized person. We recommend you verify the accuracy of your confirmation statements immediately after you receive them. Once a telephone transaction has been placed, it cannot be canceled or modified. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

By Mail
To add to your account, send your check made payable to U.S. Global Investors and the appropriate investment slip that accompanies your fund's transaction confirmation to U.S. Global Investors.

For purchases into a new fund in which you are not currently invested, please mail your check for the initial investment amount and note the fund name in which you would like to open an account.

For redemptions or exchanges, send your written instructions or redemption authorization form to the address below. Each registered shareholder(s) must sign the request, with the signature(s) appearing exactly as on your account application.

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
 3rd Floor Milwaukee, WI 53202

The funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders and/or redemption requests does not constitute receipt by the transfer agent of the funds.

By Automated Clearing House (ACH) or By Bank Wire
To add to or redeem from your account via wire or ACH, visit our website at www.usfunds.com to download an Account Options Form or call 800-873-8637 to speak with an Investor Representative.

The funds will charge you $25 if a check or ACH investment is returned unpaid due to insufficient funds, stop payment or other reasons, and you will be responsible for any loss incurred by the fund. To recover any such loss or charge, the funds reserve the right to redeem shares of any U.S. Global Investors Funds that you own.

Retirement Account Distributions
For any distribution from a retirement account [traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA], please mail a completed and signed IRA/Qualified Plan Distribution Request Form to the address above.

You may also request a distribution by calling an Investor Representative at 800-873-8637.

Email
The funds do not accept purchase, redemption or exchange instructions via email.

Important Shareholder Information

If your fund shares are purchased, exchanged or redeemed through a broker-dealer or other financial intermediary, the policies and procedures on these purchases, exchanges or redemptions may vary and additional fees or different account minimums may apply. For more information on these fees, check with your broker-dealer or financial intermediary.

Funds' Rights
The funds reserve the right to:

•  Reject or restrict purchase, redemption or exchange orders when in the best interest of a fund;
•  Limit or discontinue the offering of shares of a fund without notice to the shareholders;
•  Calculate the NAV per share and accept purchases, exchange and redemption orders on a business day that the NYSE is closed;
•  Require a signature guarantee, from either a Medallion program member or a non-Medallion program member, for transactions or changes in account information;
•  Redeem an account with less than the required fund account minimum;
•  Restrict or liquidate an account when necessary or appropriate to comply with federal law;
•  Charge a fee for any historical information request regarding your fund account. Please call an Investor Representative at 800-873-8637 for more information regarding this fee;
•  Accept purchase orders for fund shares; and
•  To restrict, or charge fees for, check writing privileges.

Converting Shares
If you hold Investor Class shares of the World Precious Minerals Fund or the Global Resources Fund (or the Gold and Precious Metals Fund or the Emerging Europe Fund after their Institutional Class Shares open to new investments) and meet the minimum investment requirement for the Institutional Class shares of these funds, you may be eligible to convert your Investor Class shares to Institutional Class shares of the same fund, subject to the discretion of U.S. Global Investors Funds to permit or reject such conversion. Please call an Investor Representative at 1-800-873-8637.

Effective Time and Date
When you make a purchase, redemption or exchange, your transaction price will be the next calculated NAV per share after we receive your transaction request in good order. A fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your transaction request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your transaction request after that time, the purchase will be effective on the next day the funds are open for business.

When a fund calculates its NAV, it values the securities it holds at market value. Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. When market quotes are not available or do not fairly represent market value, or if a security's value has been materially affected by events occurring after the close of a foreign market on which the security principally trades, the securities may be fair valued. Fair value will be determined in good faith using consistently applied procedures that have been approved by the trustees. Money market instruments maturing within 60 days may be valued at amortized cost, if this is determined to approximate market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers at the close of the NYSE.

Certain funds invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the funds do not price their shares. As a result, the market value of these investments may change on days when you will not be able to purchase or redeem shares.

Transactions received prior to the close of the NYSE by a financial intermediary that has been authorized to accept orders on the funds' behalf will be deemed accepted by a fund the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the funds permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the NYSE to the funds after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

Purchases of shares require payment by check, wire or ACH at the time the transaction is received in good order.

Use of Fair Value Pricing
When market quotations are readily available for portfolio securities which trade on an exchange or market within the Western Hemisphere, the market values used to price these securities will generally be the closing prices of the securities on the exchange or market on which the securities principally trade. Equity securities primarily traded on an exchange or market outside the Western Hemisphere are generally valued at the price that is an estimate of fair value, as provided by an independent third party.

When market quotations are not readily available or when the Adviser believes that a readily available market quotation is not reliable, fair value pricing procedures will be used to determine the fair valuation. In particular, the funds' board has determined to fair value certain securities when necessary to, among other things, avoid stale prices and make the funds less attractive to short-term trading. When a security is fair valued, there is no guarantee that the security will be sold at the price at which the fund is carrying the security.

While fair value pricing cannot eliminate the possibility of short-term trading, the Adviser and the board believe it helps protect the interests of the funds.

The Adviser will monitor domestic and foreign markets and news information for any developing events that may have an impact on the valuation of fund securities.

Account Balance
Each fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment (except for U.S. Government Securities Ultra-Short Bond Fund accounts opened prior to May 1, 2014, which are subject to the small balance fee only if an account has a balance of less than $1,000). Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the funds.

The funds reserve the right to waive, modify or eliminate the small account fees at any time.

Confirmations and Statements
You will receive confirmation after any transaction. The confirmation includes the per share price and the dollar amount and number of shares purchased, redeemed or exchanged. Additionally, you will receive a quarterly statement on all fund accounts.

If you think that your confirmation or statement is incorrect or if you need more information about a transaction on the confirmation or statement, contact us promptly by mail or phone at the address or phone number indicated on the front of the confirmation or statement. To dispute any transaction on your confirmation or statement, you must contact us no later than 60 days after we send you the first confirmation or statement on which the disputed transaction occurred.

Purchase Orders
Investors may purchase additional shares of the funds in the amount of $100 or more by calling 1-800-873-8637. If your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the net asset value calculated on that day. If your payment is rejected by your bank, the transfer agent will charge a $25 fee against your account, in addition to any loss sustained by the funds.

Excessive Short-Term Trading
The funds are not intended as short-term investment vehicles but are designed for long-term investing. However, some investors may use short-term trading strategies in an attempt to take an unfair advantage of mutual funds. These investors may trade in and out of strategically targeted mutual funds over a short time period in order to take advantage of the way those funds are managed and/or priced or simply as a trading vehicle that has lower transaction costs.

Mutual fund arbitrage may occur, for example, when a fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information available. Frequent purchases and redemptions of fund shares may be detrimental to long-term fund investors in numerous ways:

•  It may lower overall fund performance;

•  It may create increased transaction costs to the fund, which are passed along to long-term shareholders;

•  Frequent redemptions by market timers may increase taxable capital gains; and

•  It may disrupt a portfolio manager's ability to effectively manage fund assets.

The funds' board has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The policies and procedures are designed to discourage, to the extent possible, frequent purchases and redemptions of fund shares by fund shareholders in the funds.

Short-Term Trading Fee
The funds charge a 0.05% fee on the redemption and exchange of fund shares held for 7 days or less. The "first-in first-out" (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The short-term trading fee is deducted from your proceeds and is retained by each fund.

The short-term trading fees are applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with a fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently, the identities of the individuals on whose behalf the transactions are placed generally are not known to a fund. For this reason, each fund has undertaken to notify financial intermediaries of their obligation to assess the short-term trading fee on customer accounts and to collect and remit the proceeds to the fund. However, there can be no assurance that intermediaries will properly track, calculate or remit the fee in accordance with the fund's requirements. In addition, the fund may approve a waiver of short-term trading fees in the following circumstances: (i) redemptions of shares held in certain omnibus accounts, including retirement, pension, profit sharing and other qualified plans, as well as bank or trust company accounts; (ii) redemptions of shares held through firm-sponsored, discretionary asset allocation or wrap programs that utilize a regularly scheduled automatic rebalancing of assets and that the fund determines are not designed to facilitate short-term trading; (iii) redemptions of shares due to the death or disability of a shareholder; (iv) redemptions of shares in connection with required distributions and certain other transactions in an individual retirement account or qualified retirement plan; and (v) redemptions of shares by certain other accounts in the absolute discretion of the fund when a shareholder can demonstrate hardship. The funds reserve the right to modify or eliminate these waivers at any time. In addition to the circumstances noted above, the funds reserve the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the Securities and Exchange Commission or other regulators.

Omnibus Account
The Adviser has implemented procedures to monitor shareholder activity, including activity at the sub-account and account level for omnibus relationships, to identify potential market timers and to determine whether further action is warranted. There can be no assurance that these monitoring activities will successfully detect or prevent all excessive short-term trading.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to an affected fund.

Accordingly, the Adviser may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be restricted in whole or in part.

The Adviser will seek the cooperation of broker-dealers and other third-party intermediaries by requesting information from them regarding the identity of investors who are trading in the funds and by requesting that the intermediary restrict access to a fund by a particular investor.

The Adviser may reject any purchase or exchange from any investor it believes has a history of market timing, or whose trading, in its judgment, has been or may be disruptive to the funds. The Adviser may consider the trading history of accounts under common ownership or control at U.S. Global or at other mutual fund companies to determine whether to restrict future transactions. The delivery of a known market timer's redemption proceeds may be delayed for up to seven business days or the redemption may be honored with securities rather than cash.

Householding
Unless you instruct the funds otherwise, the funds will mail only one prospectus or shareholder report(s) to your household even if more than one person in your household has an account. If you do not want the mailing of the prospectus and the shareholder report(s) to be combined with other members of your household, please call 1-800-873-8637.

Lost Accounts
It is important that the funds maintain a correct address for each investor. An incorrect address may cause an investor's account statements and other mailings to be returned to the funds. Based upon statutory requirements for returned mail, the funds will attempt to locate the investor or rightful owner of the account. If the funds are unable to locate the investor, then they will determine whether the investor's account can legally be considered abandoned. The funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

All fund shares in an account that has been deemed a lost account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state escheatment or unclaimed property laws. The fund and the transfer agent will not be liable to the shareholders or their representatives for compliance in good faith with these laws. A signature guarantee, from either a Medallion program member or a non-Medallion program member, may be required to update an account from lost status.

Retirement Plans
The funds are offered through the following Adviser sponsored IRA plans. Shareholders will be charged an annual custodial fee as follows:

Annual Custodial Fee
Traditional IRA	$15
Roth IRA	$15
SEP IRA	$15
SIMPLE IRA	$15

The funds offer many other services, such as payroll deductions, direct deposit and systematic withdrawal plans. Please call an Investor Representative at 800-873-8637 for more information.

Distributions and Taxes

Distributions will automatically be reinvested in fund shares unless you elect to have your distributions paid in cash by check or directly deposited to your bank account of record. The equity funds generally distribute capital gains and income dividends, if any, annually in December, although certain equity funds may at times make distributions on a more frequent basis, such as quarterly or monthly. The Near-Term Tax Free and U.S. Government Securities Ultra-Short Bond Funds generally distribute income dividends monthly and capital gains, if any, annually in December.

Dividends and capital gains will automatically be reinvested in your account unless requested to be paid in cash. If you elect to have dividends and/or capital gains distributions paid in cash, the fund will automatically reinvest all distributions under $10 in additional fund shares.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the funds reserve the right to reinvest the distribution check in your account, at the fund's current net asset value, and to reinvest all subsequent distributions. You will not receive interest on amounts represented by uncashed distribution checks. You may change your distribution option by writing or calling the transfer agent five days prior to the next distribution date.

Taxes to You
Unless you hold your shares in a tax-advantaged account, you will generally owe federal income taxes on amounts paid or distributed to you by the funds (other than distributions of exempt-interest dividends) whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the funds for more than a year generally are taxable to you for federal income tax purposes at the applicable long-term capital gains rate, regardless of how long you have held fund shares. Distributions from other sources, except qualified dividend income and exempt interest, generally are taxed as ordinary income. Distributions of qualified dividend income generally will be taxable to individuals and other noncorporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. Dividends received by the funds from certain foreign corporations are not expected to qualify for treatment as qualified dividend income.

It is anticipated that the distributions from the Near-Term Tax Free Fund will primarily consist of interest income that is generally exempt from federal income tax, including the federal alternative minimum tax, although a portion of the fund's distributions may not be exempt. Even if distributions are exempt from federal income tax, they may be subject to state and local taxes. You may also be subject to tax on any net capital gains realized by the fund.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared. Each year the fund will send you a statement that will detail distributions made to you for that year.

Dividends, interest and some capital gains received by the funds on foreign securities may be subject to foreign withholding or other foreign taxes. If a fund has more than 50% of the value of its total assets at the close of a taxable year in stock or securities of foreign corporations, the fund may make an election for the year to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued by the fund will represent an expense to the fund. If an election is made, shareholders will generally be able to claim a credit or deduction (subject to certain limitations) on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the taxes paid by the fund to foreign countries with respect to the investment income from such foreign stock or securities.

If you purchase shares of a fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

Unless you are investing through a tax-advantaged account, a redemption of fund shares is generally considered a taxable event for federal income tax purposes. Depending on the purchase price and the sale price of the shares you redeem, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gain is taxable at ordinary federal income tax rates. Long-term capital gains are taxable to individuals and other noncorporate shareholders at a maximum federal income tax rate of 20%. Shareholders may be limited in their ability to utilize capital losses. Exchanges are treated as a redemption and purchase for federal income tax purposes. Therefore, you will also have a taxable gain or loss upon an exchange unless the exchange is in a tax-advantaged account.

Shareholders should consult with their own tax advisors concerning the federal, state, local and foreign tax consequences of owning fund shares in light of their particular tax situation.

Tax regulations require that cost basis information be provided to you and the IRS when shares that are purchased on or after January 1, 2012 (known as covered shares) are sold from taxable accounts. Unless you instruct otherwise, we will use our default method of average cost to report the cost basis and will sell uncovered shares (shares purchased on or before December 31, 2011) before covered shares. Pursuant to IRS regulations, changes to or from the average cost method must be submitted in writing or online via our website, www.usfunds.com. Once a redemption occurs, you must contact us no later than 60 days after we send you the first confirmation or statement to dispute the method used to report the transaction.

When you open an account, Internal Revenue Service (IRS) regulations require that you provide your taxpayer identification number (TIN), certify that it is correct and certify that you are not subject to backup withholding under IRS regulations. If you fail to provide your TIN or the proper tax certifications, each fund is required to withhold 28% of all the distributions (including dividends—which includes exempt-interest dividends—and capital gain distributions) and redemption proceeds paid to you. Each fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Distribution Plan
The U.S. Global Investors Funds have adopted Rule 12b-1 plans with respect to the Investor Class shares for the following funds: All American Equity Fund, Holmes Macro Trends Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, Global Resources Fund, Emerging Europe Fund and China Region Fund. The 12b-1 plan provides 0.25% to be paid by a fund's Investor Class shares to the Distributor to pay the Distributor, its affiliates and others for distribution and promotional expenses. Because this fee is continually paid out of the assets of each fund's Investor Class shares, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges.

Financial Highlights

The tables below are intended to show you each fund's financial performance for the Investor Class for the past five years. Some of the information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in each fund. It assumes that all dividends and capital gains have been reinvested.

The information presented below has been audited by [___________], an independent registered public accounting firm. Their report and each fund's financial statements are included in the annual report, which is available upon request.

All American Equity Fund [to be updated]
For a capital share outstanding during the
	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$32.18	$25.40	$22.72	$22.72	$19.60
Investment Activities
Net investment income (loss)	(.16)	(.12)	.07	(.07)	.02
Net realized and unrealized gain	.84	9.08	2.61	.10	3.10
Total from investment activities	.68	8.96	2.68	.03	3.12
Distributions
From net investment income	–	(.07)	–	(.03)	–
From net realized gains	(5.02)	(2.11)	–	–	–
Total distributions	(5.02)	(2.18)	–	(.03)	–
Short -Term Trading fees* (a)	–	–	–	–	–
Net asset value, end of period	$27.84	$32.18	$25.40	$22.72	$22.72
Total Return (excluding account fees) (b)	1.94%	35.55%	11.80%	0.14%	15.92%
Ratios to Average Net Assets:
Net investment income (loss)	(.54)%	(.45)%	.28%	(.32)%	.10%
Total expenses	2.16%	2.44%	2.72%	2.42%	2.56%
Expenses waived or reimbursed (c)	(.03)%	(.28)%	(.52)%	(.24)%	(.48)%
Net expenses (d)	2.13%	2.16%	2.20%	2.18%	2.08%
Portfolio turnover rate	253%	150%	221%	223%	299%
Net assets, end of period (in thousands)	$21,936	$23,388	$16,846	$16,399	$17,760

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Ratios to Average Net Assets:
Expense offset (e)	–	–	–	–	–

(e)	Effect on the expense ratio was not greater than 0.005%.

Holmes Macro Trends Fund[to be updated]
For a capital share outstanding during the
	Investor Class
	Year Ended December 31,
	2014		2013	2012	2011	2010
Net asset value, beginning of period	$24.24		$18.51	$17.62	$18.65	$15.54
Investment Activities
Net investment loss	(.26)		(.18)	(.10)	(.26)	(.22)
Net realized and unrealized gain (loss)	(1.36)		7.42	1.29	(.77)	3.54
Total from investment activities	(1.62)		7.24	1.19	(1.03)	3.32
Distributions
From net investment income	–		–	–	–	(.21)
From net realized gains	(2.37)		(1.51)	(.30)	–	–
Total distributions	(2.37)		(1.51)	(.30)	–	(.21)
Short -Term Trading fees* (a)	–		–	–	–	–
Net asset value, end of period	$20.25		$24.24	$18.51	$17.62	$18.65
Total Return (excluding account fees) (b)	(6.74)%		39.38%	6.77%	(5.52)%	21.35%
Ratios to Average Net Assets:
Net investment loss	(1.17)%		(1.11)%	(0.51)%	(1.25)%	(1.29)%
Total expenses	1.94%		2.00%	1.85%	2.00%	1.93%
Expenses waived or reimbursed (c)	–		(.04)%	–(e )	–	–(e )
Net expenses (d)	1.94%		1.96%	1.85%	2.00%	1.93%
Portfolio turnover rate	183	%(f)	109%	214%	210%	160%
Net assets, end of period (in thousands)	$46,250		$55,926	$34,639	$35,316	$40,604

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Ratios to Average Net Assets:
Expense offset (e)	–	–	–	–	–

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excluded option transactions.

Gold and Precious Metals Fund[to be updated]
For a capital share outstanding during the
	Investor Class
	Year Ended December 31,
	2014		2013	2012	2011	2010
Net asset value, beginning of period	$6.00		$11.78	$12.61	$19.60	$15.46
Investment Activities
Net investment loss	.05		(.06)	(.09)	(.17)	(.21)
Net realized and unrealized gain (loss)	(.79)		(5.72)	(.72)	(4.28)	5.91
Total from investment activities	(.84)		(5.78)	(.81)	(4.45)	5.70
Distributions
From net investment income	–		–	(.02)	–	(.26)
From net realized gains	–		–	–	(2.54)	(1.31)
Total distributions	–		–	(.02)	(2.54)	(1.57)
Short -Term Trading fees*	–(a	)	–(a )	–(a )	–(a )	0.01
Net asset value, end of period	$5.16		$6.00	$11.78	$12.61	$19.60
Total Return (excluding account fees) (b)	(14.00)%		(49.07)%	(6.44)%	(23.97)%	36.88%
Ratios to Average Net Assets:
Net investment loss	(.67)%		(.48)%	(.60)%	(1.06)%	(1.46)%
Total expenses	1.93%		2.12%	1.61%	1.56%	1.80%
Expenses waived or reimbursed (c)	(.05)%		(.06)%	–	–	–
Net expenses (d)	1.88%		2.06%	1.61%	1.56%	1.80%
Portfolio turnover rate	99	%(f)	64%	95%	155%	103%
Net assets, end of period (in thousands)	$62,777		$74,627	$166,524	$195,087	$300,949

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment loss ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Ratios to Average Net Assets:
Expense offset (e)	–	–	–	–	–

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excluded option transactions.

World Precious Minerals Fund[to be updated]
For a capital share outstanding during the
	Investor Class
	Year Ended December 31,
	2014		2013	2012	2011	2010
Net asset value, beginning of period	$5.69		$11.70	$13.18	$22.28	$17.42
Investment Activities
Net investment loss	(.06	)*	(.07 )*	(.11 )*	(.32)	(.32 )*
Net realized and unrealized gain (loss)	(.88	)*	(5.94)*	(1.37)*	(6.76)	8.16 *
Total from investment activities	(.94)		(6.01)	(1.48)	(7.08)	7.84
Distributions from net investment income	–		–	–	(2.02)	(2.98)
Short -Term Trading fees* (a)	–		–	–	–	–
Net asset value, end of period	$4.75		$5.69	$11.70	$13.18	$22.28
Total Return (excluding account fees) (b)	(16.52)%		(51.37)%	(11.23)%	(32.58)%	45.38%
Ratios to Average Net Assets:
Net investment loss	(.91)%		(.90)%	(.85)%	(1.43)%	(1.68)%
Total expenses	1.99%		1.85%	1.45%	1.67%	1.84%
Expenses waived or reimbursed (c)	(.03)%		(.02)%	–	–	–
Net expenses (d)	1.96%		1.83%	1.45%	1.67%	1.84%
Portfolio turnover rate (f)	61	%(g)	34%	44%	96%	68%
Net assets, end of period (in thousands)	$103,413		$134,065	$319,052	$436,504	$826,598

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Ratios to Average Net Assets:
Expense offset (e)	–	–	–	–	–

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Portfolio turnover rate is calculated at the fund level.
(g)	Excluded option transactions.

Global Resources Fund[to be updated]
For a capital share outstanding during the
	Investor Class
	Year Ended December 31,
	2014		2013	2012	2011	2010
Net asset value, beginning of period	$9.36		$9.79	$9.36	$11.91	$8.85
Investment Activities
Net investment income (loss)	0.04	*	.02 *	.04 *	(.19)	(.09)
Net realized and unrealized gain (loss)	(2.73	)*	(.10 )*	.61 *	(2.02)	3.44
Total from investment activities	(2.69)		(.08)	.65	(2.21)	3.35
Distributions from net investment income	–		(.35)	(.22)	(.34)	(.29)
Short -Term Trading fees* (a)	–		–	–	–	–
Net asset value, end of period	$6.67		$9.36	$9.79	$9.36	$11.91
Total Return (excluding account fees) (b)	(28.74)%		(.72)%	6.93%	(18.69)%	38.00%
Ratios to Average Net Assets:
Net investment income (loss)	.44%		.16%	.44%	(.79)%	(1.04)%
Total expenses	1.45%		1.59%	1.57%	1.72%	1.73%
Expenses waived or reimbursed (c)	–(e	)	–	–	–	–
Net expenses (d)	1.45%		1.59%	1.57%	1.72%	1.73%
Portfolio turnover rate (f)	444	%(g)	138%	117%	232%	145%
Net assets, end of period (in thousands)	$171,673		$326,320	$438,372	$551,793	$911,559

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Ratios to Average Net Assets:
Expense offset (e)	–	–	–	–	–

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Portfolio turnover calculated at the fund level.
(g)	Excluded option transactions.

Emerging Europe Fund[to be updated]
For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2014		2013	2012	2011	2010
Net asset value, beginning of period	$8.82		$9.23	$7.79	$10.81	$9.11
Investment Activities
Net investment income (loss)	.06		.19	.15	.03	(.04)
Net realized and unrealized gain (loss)	(2.11)		(.46)	1.35	(3.05)	1.74
Total from investment activities	(2.05)		(.27)	1.50	(3.02)	1.70
Distributions from net investment income	(.21)		(.14)	(.06)	–	–
Short -Term Trading fees* (a)	–		–	–	–	–
Net asset value, end of period	$6.56		$8.82	$9.23	$7.79	$10.81
Total Return (excluding account fees) (b)	(23.22)%		(2.93)%	19.27%	(27.94)%	18.66%
Ratios to Average Net Assets:
Net investment income (loss)	.23%		1.59%	1.39%	.25%	(.36)%
Total expenses	2.28%		2.13%	2.15%	1.98%	1.91%
Expenses waived or reimbursed (c)	–		–	–	–	–
Net expenses (d)	2.28%		2.13%	2.15%	1.98%	1.91%
Portfolio turnover rate	93	%(f)	74%	85%	85%	69%
Net assets, end of period (in thousands)	$69,066		$122,570	$173,687	$193,599	$440,037

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)
Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)
The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Ratios to Average Net Assets:
Expense offset (e)	–	–	–	–	–

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excluded option transactions.

China Region Fund[to be updated]
For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2014		2013	2012	2011	2010
Net asset value, beginning of period	$8.28		$7.61	$6.81	$9.47	$8.36
Investment Activities
Net investment income (loss)	–(a	)	(.01)	.04	(.08)	(.12)
Net realized and unrealized gain (loss)	(.08)		.70	.78	(2.59)	1.22
Total from investment activities	(.08)		.69	.82	(2.67)	1.10
Distributions from net investment income	–		(.02)	(.02)	–	–
Short -Term Trading fees*	–(a	)	–(a )	–(a )	.01	.01
Net asset value, end of period	$8.20		$8.28	$7.61	$6.81	$9.47
Total Return (excluding account fees) (b)	(.97)%		9.07%	12.00%	(28.09)%	13.28%
Ratios to Average Net Assets:
Net investment income (loss)	.08%		(.12)%	.60%	(.64)%	(1.02)%
Total expenses	2.94%		2.75%	2.64%	2.49%	2.39%
Expenses waived or reimbursed (c)	(.43)%		(.37)%	(.39)%	(.08)%	–
Net expenses (d)	2.51%		2.38%	2.25%	2.41%	2.39%
Portfolio turnover rate	235	%(f)	201%	374%	426%	242%
Net assets, end of period (in thousands)	$21,008		$26,386	$29,160	$30,635	$51,843

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)
Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)
The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Ratios to Average Net Assets:
Expense offset (e)	–	–	–	–	–

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excluded option transactions.

Near-Term Tax Free Fund[to be updated]
For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$2.23	$2.27	$2.26	$2.22	$2.21
Investment Activities
Net investment income	.05	.05	.05	.05	.06
Net realized and unrealized gain (loss)	.02	(.04)	.01	.04	.01
Total from investment activities	.07	.01	.06	.09	.07
Distributions from net investment income	(.05)	(.05)	(.05)	(.05)	(.06)
Net asset value, end of period	$2.25	$2.23	$2.27	$2.26	$2.22
Total Return (excluding account fees) (a)	3.07%	0.31%	2.67%	4.24%	2.95%
Ratios to Average Net Assets:
Net investment income	2.13%	2.08%	2.21%	2.39%	2.46%
Total expenses	1.08%	1.21%	1.25%	1.26%	1.30%
Expenses waived or reimbursed (b)	(.63)%	(.76)%	(.80)%	(.81)%	(.85)%
Net expenses (c)	.45%	.45%	.45%	.45%	.45%
Portfolio turnover rate	12%	6%	7%	–(d )	1%
Net assets, end of period (in thousands)	$89,595	$61,884	$44,509	$35,014	$29,138

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)
Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(c)
The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Ratios to Average Net Assets:
Expense offset (e)	–	–	–	–	–

(d)	Portfolio turnover rate was not greater than 0.5%.
(e)	Effect on the expense ratio was not greater than 0.005%.

U.S. Government Securities Ultra-Short Bond Fund[to be updated]
For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2014	2013 *	2012 *	2011 *	2010 *
Net asset value, beginning of period	$2.00	$2.00	$2.00	$2.00	$2.00
Investment Activities
Net investment income	.01	–(a )	–(a )	–(a )	–(a )
Net realized and unrealized gain	–(a )	–(a )	–	–	–(a )
Total from investment activities	.01	–	–	–	–
Distributions from net investment income	(.01)	–(a )	–(a )	–(a )	–(a )
Net asset value, end of period	$2.00	$2.00	$2.00	$2.00	$2.00
Total Return (excluding account fees) (b)	.36%	.02%	.01%	.01%	.01%
Ratios to Average Net Assets:
Net investment income	.35%	.01%	.01%	.01%	.01%
Total expenses	1.07%	.97%	.87%	.81%	.82%
Expenses waived or reimbursed (c)	(.74)%	(.91)%	(.74)%	(.74)%	(.67)%
Net expenses (d)	.33%	.06%	.13%	.07%	.15%
Portfolio turnover rate (e)	33%
Net assets, end of period (in thousands)	$64,020	$75,227	$140,425	$171,664	$203,835

*
The per share amounts for the periods have been adjusted to reflect a 1-for-2 reverse stock split, which was effective December 20, 2013. In addition, on December 20, 2013, the Fund changed from a constant $1.00 net asset value per share money market fund to a U.S. Government ultra-short bond fund (that is not a money market fund) with an objective of total return with current income.

(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)
Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred. During 2010, 2011, 2012 and 2013, the Adviser waived fees and/or reimbursed expenses under the Minimum Yield Agreement in the amount of $678,107, $736,531, $509,874 and $498,342, respectively. The waivers/reimbursements from 2012-2013 are subject to recapture in future periods.

(d)
The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	*	2012	*	2011	*	2010	*
Ratios to Average Net Assets:
Expense offset (f)	–	–		–		–		–

(e)	Portfolio turnover is not shown for periods that the Fund was a money market fund.
(f)	Effect on the expense ratio was not greater than 0.005%.

Additional Information about the Indexes
Returns for indexes reflect no deduction for fees, expenses or taxes, unless noted.

The Barclays U.S. Treasury Bills 6-9 Months Total Return Index tracks the performance of U.S. Treasury Bills with a maturity of six to nine months.

The Barclays 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity of two to four years.

The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable and attributable gold production of at least 300,000 ounces a year and that derive 75% or more of their revenue from mined gold.

The Hang Seng Composite Index is a market-capitalization weighted index that covers about 95% of the total market capitalization of companies listed on the Main Board of the Hong Kong Stock Exchange.

The MSCI All Country Far East Free ex Japan Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the Far East, excluding Japan. The index consists of the following developed and emerging market country indices: China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand.

The MSCI Emerging Markets Europe 10/40 Index (Net Total Return) is a free float-adjusted market capitalization index that is designed to measure equity performance in the emerging market countries of Europe (Czech Republic, Greece, Hungary, Poland, Russia and Turkey). The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The index is periodically rebalanced relative to the constituents' weights in the parent index.

The S&P Global Natural Resources(Net Total Return)/Morgan Stanley Commodity Related Equity Blended Index – The Morgan Stanley Commodity Related Equity Index (CRX) was an equal-dollar weighted index of 20 stocks involved in commodity-related industries such as energy, non-ferrous metals, agriculture and forest products.  This index was discontinued on July 4, 2014.  The Global Resources Fund’s benchmark then changed to the S&P Global Natural Resources Index (Net Total Return) (see definition below).  For purposes of the fund’s performance fee adjustment, until the new benchmark has been in place one full year, the fund’s performance is compared to a blend of the CRX and the S&P Global Natural Resources Index (Net Total Return), using the performance of the CRX through June 30, 2014, and the performance of the S&P Global Natural Resources Index (Net Total Return) after June 30, 2014.

The S&P Global Natural Resources Index (Net Total Return) includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors:  agribusiness, energy, and metals & mining.  The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax).

The NYSE Arca Gold Miners Index is a modified market capitalization-weighted index comprised of publicly-traded companies involved primarily in the mining for gold and silver.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

The S&P Composite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 400, S&P 500 and the S&P 600.

More information on the funds is available at no charge, upon request:

Annual/Semi-Annual Report
Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders, which are available free of charge on the funds' website at www.usfunds.com. These reports describe the funds' performance, list holdings, and describe recent market conditions, fund investment strategies and other factors that had a significant impact on each fund's performance during the last fiscal year.

Statement of Additional Information (SAI)
More information about the funds, their investment strategies, and related risks is provided in the SAI. The SAI and the funds' website (www.usfunds.com) include a description of the funds' policy with respect to the disclosure of portfolio holdings. There can be no guarantee that the funds will achieve their objectives. The current SAI is on file with the SEC and is legally considered a part of this prospectus and is available free of charge on the funds' website at www.usfunds.com.

To Request Information:

BY PHONE  1-800-873-8637

BY MAIL
•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
 P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
 3rd Floor Milwaukee, WI 53202

BY INTERNET  www.usfunds.com

The SEC also maintains an EDGAR database at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference and other information that the funds file electronically with the SEC. You may also visit or call the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov.

U.S. GLOBAL INVESTORS FUNDS
SEC Investment Company Act File No. 811-01800

U.S. GLOBAL INVESTORS, INC.
7900 Callaghan Road, San Antonio, TX 78229-2327

Fund Services, LLC
PO Box 701
 Milwaukee, WI 53201-0701

Institutional Class Shares

Prospectus

[May 1, 2016]

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

U.S. Global Investors Funds

Emerging Market Fund Emerging Europe Fund (EURIX)	Gold and Natural Resources Funds Gold and Precious Metals Fund (USEIX) World Precious Minerals Fund (UNWIX) Global Resources Fund (PIPFX)

Summary Section Gold and Natural Resources Funds
Gold and Precious Metals Fund*	1
World Precious Minerals Fund	6
Global Resources Fund	11
Summary Section Emerging Market Fund
Emerging Europe Fund*	16
Investment Objectives, Principal Investment Strategies and Related Risks
Gold and Precious Metals Fund	21
World Precious Minerals Fund	21
Global Resources Fund	21
Emerging Europe Fund	26
Common Investment Practices and Related Risks	31
Portfolio Holdings	33
Fund Management	33
Shareholder Information
Opening an Account	35
Funding an Account	36
Minimum Investment	36
How to Purchase, Redeem and Exchange Shares	37
Important Shareholder Information	38
Distributions and Taxes	42
Financial Highlights	45

*
The Institutional Class shares of the Gold and Precious Metals and Emerging Europe Funds have not commenced operations and currently are closed to investors. A notice will be issued when each class commences operations and opens to investors.

Summary Section

Gold and Precious Metals Fund

Investment Objective
The Gold and Precious Metals Fund seeks long-term growth of capital plus protection against inflation and monetary instability. The fund also pursues current income as a secondary objective.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee (a)	0.90%
Distribution and/or service (12b-1) fees	None
Other expenses (b)	[__]%
Acquired fund fees and expenses	[__]%
Total annual fund operating expenses	[__]%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/- 0.25% of the average net assets of the fund during a rolling 12-month period. The performance adjustment is calculated by comparing the performance of the Institutional Class shares of the fund during the relevant performance period to that of the FTSE Gold Mines Index. For purposes of calculating the performance adjustment, the performance will include the performance of the Investor Class shares of the fund for the first 12 months after the commencement of operations of the Institutional Class shares of the fund.

[(b)	Other expenses are based on estimates for the current fiscal year.]

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The Institutional Class shares of the fund have no operating history. The Investor Class shares of the fund, which are invested in the same portfolio of securities, had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

1

Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious metals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund focuses on selecting companies with established producing mines that have large deposits that create a significant stream of cash flow. Senior mining companies that have proven reserves are more strongly influenced by the price of gold. Although the fund focuses its investments on senior mining companies, the fund may invest in junior and intermediate mining companies. Junior mining companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

The Adviser's stock selection process for established mining companies looks to identify companies with robust growth profiles and strong cash flows. In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to rising commodity prices.

Although the fund has greater latitude to invest its assets in different precious metals, it currently has significant investments in the gold sector. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.
2

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
•  Industry Concentration Risk. The fund concentrates its investments in gold and other precious metals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.
•  Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.
•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Options Risk. Investing in options, long-term equity anticipation securities (i.e., LEAPS, an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.
•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.
•  Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.
3

Performance Information
Institutional Class shares have no operating history. The returns shown for all periods are the returns of Investor Class shares of the Fund. Investor Class shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional Class shares and Investor Class shares. If differences in expenses had been reflected, the returns shown would be higher.

The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

Gold and Precious Metals Fund

[performance chart]

Best quarter shown in the bar chart above: [34.95% in the first quarter of 2006].

Worst quarter shown in the bar chart above: [(33.37)% in the second quarter of 2013].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
Gold and Precious Metals Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%
FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a team consisting of Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999, and Mr. Aldis has served as a portfolio manager of the fund from 1989-1999 and from 2001 to the present.

4

Purchase and Sale of Fund Shares
If you are an eligible investor, you may purchase shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Eligible investors for the Institutional Class include the following:

•  Institutional and individual retail investors with a minimum investment of $1 million who purchase through certain broker-dealers or directly from the fund; and
•  Registered investment advisors investing directly with the fund or who trade through platforms approved by the Adviser and whose clients' assets in the aggregate meet the $1 million minimum investment.

You are not an eligible investor if you do not independently meet the minimum investment amount. If you are holding shares through an omnibus account, you may not aggregate your shares with the shares of other omnibus account shareholders in order to meet the Institutional Class eligibility requirements.

Minimum Initial Investment
•  $1 million

Minimum Subsequent Investment
•  None

The fund reserves the right to waive or modify the above eligibility and minimum investment requirements at any time.

The fund also reserves the right to redeem or to convert your Institutional Class shares to Investor Class shares if your account falls below the minimum initial purchase amount due to shareholder transactions. Please note that you may incur a tax liability as a result of a redemption.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

5

World Precious Minerals Fund

Investment Objective
The World Precious Minerals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	[__]%
Distribution and/or service (12b-1) fees	None
Other expenses	[__]%
Total annual fund operating expenses	[__]%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious minerals sector over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of a company.

6

The fund focuses on selecting junior and intermediate exploration companies from around the world. Junior exploration companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price. The Adviser's stock selection process for established mining companies looks to identify companies with robust reserve growth profiles and strong cash flows.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Although the fund has greater latitude to invest its assets in different precious minerals or metals stocks, it currently has significant investments in gold sector stocks. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.
•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
7

•  Industry Concentration Risk. The fund concentrates its investments in precious minerals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.
•  Junior and Intermediate Mining Companies Risk. The fund focuses its investments in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.
•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.
•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.
•  Gold and Precious Minerals Risk. The fund may invest in gold and precious minerals directly and/or in equity or equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information
The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

8

Annual Total Returns (as of December 31 each year)

World Precious Minerals Fund

[Performance chart]

Best quarter shown in the bar chart above: [24.21% in the third quarter of 2012].

Worst quarter shown in the bar chart above: [(36.80)% in the second quarter of 2013].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Year	Since Commencement (3/1/10)
World Precious Minerals Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a team consisting of Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2001.

Purchase and Sale of Fund Shares
If you are an eligible investor, you may purchase shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Eligible investors for the Institutional Class include the following:

•  Institutional and individual retail investors with a minimum investment of $1 million who purchase through certain broker-dealers or directly from the fund; and

9

•  Registered investment advisors investing directly with the fund or who trade through platforms approved by the Adviser and whose clients' assets in the aggregate meet the $1 million minimum investment.

You are not an eligible investor if you do not independently meet the minimum investment amount. If you are holding shares through an omnibus account, you may not aggregate your shares with the shares of other omnibus account shareholders in order to meet the Institutional Class eligibility requirements.

Minimum Initial Investment
•  $1 million

Minimum Subsequent Investment
•  None

The fund reserves the right to waive or modify the above eligibility and minimum investment requirements at any time.

The fund also reserves the right to redeem or to convert your Institutional Class shares to Investor Class shares if your account falls below the minimum initial purchase amount due to shareholder transactions. Please note that you may incur a tax liability as a result of a redemption.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

10

Global Resources Fund

Investment Objective
The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.60%
Distribution and/or service (12b-1) fees	None
Other expenses	[__]%
Total annual fund operating expenses	[__]%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[__]	$[__]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population.

The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.

The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

11

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initial financing of the company. The holder of a warrant has the right, until the warrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

For its "bottom-up" selection strategy, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.
•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
•  Industry Concentration Risk. The fund concentrates its investments in the natural resources industries and may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.
12

•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
•  Portfolio Turnover Risk.  The fund’s portfolio turnover rates vary from year to year according to market conditions and may exceed 100%.  The length of time the fund has held a particular security is not generally a consideration in investment decisions.  It is the policy of the fund to effect portfolio transactions without regard to a holding if, in the judgement of the portfolio managers, such transactions are advisable.  Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities.  Such sales may result in realization of taxable capital gains for shareholders.
•  Price Volatility Risk. The value of the fund's shares may fluctuate significantly.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant, if any.
•  Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information
The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

Global Resources Fund

[Performance chart]

Best quarter shown in the bar chart above: [10.55% in the third quarter of 2012].

Worst quarter shown in bar chart above: [(25.81)% in the fourth quarter of 2014].

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Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Year	Since Commencement (3/1/10)
Global Resources Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%
S&P Global Natural Resources Index (Net Total Return) (reflects no deduction for fees or expenses)*	[__]%	[__]%	[__]%
S&P Global Natural Resources (Net Total Return)/Morgan Stanley Commodity Related Equity Blended Index (reflects no deduction for fees or expenses)*	[__]%	[__]%	[__]%

*
On July 4, 2014, Morgan Stanley discontinued its Morgan Stanley Commodity Related Index (“CRX”), which was the benchmark used by the Global Resources Fund to calculate its performance fee adjustment.  The fund replaced the CRX with the S&P Global Natural Resources Index (Net Total Return).  Because the fund’s monthly performance fee adjustment is based on a rolling 12-month period, the fund’s performance will be compared for a period of time to a blend of the CRX and the S&P Global Natural Resources Index (Net Total Return), using the performance of the CRX through June 30, 2014, and the performance of the S&P Global Natural Resources Index (Net Total Return) after June 30, 2014.  As each month passes, a month of the CRX performance will roll off and a month of the S&P Global Natural Resources Index (Net Total Return) will be added until the fund’s performance eventually will be compared exclusively to the S&P Global Natural Resources Index (Net Total Return) for determining the fund’s monthly performance fee adjustment.

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a team consisting of Mr. Frank E. Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2015.

Purchase and Sale of Fund Shares
If you are an eligible investor, you may purchase shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Eligible investors for the Institutional Class include the following:

•  Institutional and individual retail investors with a minimum investment of $1 million who purchase through certain broker-dealers or directly from the fund; and
•  Registered investment advisors investing directly with the fund or who trade through platforms approved by the Adviser and whose clients' assets in the aggregate meet the $1 million minimum investment.

You are not an eligible investor if you do not independently meet the minimum investment amount. If you are holding shares through an omnibus account, you may not aggregate your shares with the shares of other omnibus account shareholders in order to meet the Institutional Class eligibility requirements.

Minimum Initial Investment
•  $1 million

Minimum Subsequent Investment
•  None

14

The fund reserves the right to waive or modify the above eligibility and minimum investment requirements at any time.

The fund also reserves the right to redeem or to convert your Institutional Class shares to Investor Class shares if your account falls below the minimum initial purchase amount due to shareholder transactions. Please note that you may incur a tax liability as a result of a redemption.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

15

Emerging Europe Fund

Investment Objective
The Emerging Europe Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge	None
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee (a)	1.25%
Distribution and/or service (12b-1) fees	None
Other expenses (b)	[__]%
Acquired fund fees and expenses	[__]%
Total annual fund operating expenses	[__]%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/- 0.25% of the average net assets of the fund during a rolling 12-month period. The performance adjustment is calculated by comparing the performance of the Institutional Class shares of the fund during the relevant performance period to that of the MSCI Emerging Markets Europe 10/40 Index (Net Total Return). For purposes of calculating the performance adjustment, the performance will include the performance of the Investor Class shares of the fund for the first 12 months after the commencement of operations of the Institutional Class shares of the fund.

[(b)	Other expenses are based on estimates for the current fiscal year.]

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$[__]	$[__]	$[___]	$[___]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The Institutional Class shares of the Fund have no operating history. The Investor Class shares of the fund, which are invested in the same portfolio of securities, had a portfolio turnover rate of [__]% for the fiscal year ended December 31, 2015.

Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

16

The Emerging Europe Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in the emerging markets of Eastern Europe. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, the Czech Republic, Hungary and Turkey. The Adviser considers the following countries to be in Eastern Europe: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR Macedonia, Georgia, Greece, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1.  securities of issuers that are organized under the laws of any Eastern European country or have a principal office in an Eastern European country;
2.  securities of issuers that derive a majority of their revenues from business in Eastern European countries, or have a majority of their assets in Eastern European countries; or
3.  securities that are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

The Emerging Europe Fund invests at least 25% of its total assets in securities of companies involved in oil, gas or banking. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System. For a full list of the Bloomberg-classified industries involving oil, gas or banking, see the discussion of non-fundamental investment restrictions in the statement of additional information (SAI).

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Oil Companies–Integrated, Oil Companies–Exploration & Production, Oil Refining & Marketing, Regional Banks–Non-U.S., Commercial Banks–Non-U.S., and Diversified Banking Institutions; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund's benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

The fund may invest up to 20% of its net assets in securities, including debt securities of any credit quality, of governments and companies located anywhere in the world.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

17

Principal Risks
•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.
•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.
•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the Adviser does not implement the strategy properly.
•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
•  Geographic Concentration Risk. The fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, the fund's share price. The fund's return and share price may be more volatile than those of a less concentrated portfolio.
•  Industry Concentration Risk. The fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil & gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund's performance more volatile. To the extent that the fund's assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of over supply and decreased demand. To the extent that the fund's assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System.
•  Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.
•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.
•  Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
18

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information
Institutional Class shares have no operating history. The returns shown for all periods are the returns of Investor Class shares of the Fund. Investor Class shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Institutional Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional Class shares and Investor Class shares. If differences in expenses had been reflected, the returns shown would be higher.

The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

On November 7, 2008, the Adviser took over the day-today management of the Emerging Europe Fund from a subadviser. Consequently, the fund's prior performance may have been different if the Adviser had been managing the fund.

Annual Total Returns (as of December 31 each year)

Emerging Europe Fund

[Performance chart]

Best quarter shown in the bar chart above: [40.72% in the second quarter of 2009].

Worst quarter shown in the bar chart above: [(48.07)% in the fourth quarter of 2008].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
Emerging Europe Fund Return Before Taxes	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[__]%	[__]%	[__]%
MSCI Emerging Markets Europe 10/40 Index (Net Total Return) (reflects no deduction for fees or expenses)	[__]%	[__]%	[__]%

19

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Management
Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by Mr. Frank E. Holmes and Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the fund since 1997 and Chief Investment Officer of the fund since 1999, and Mr. Aldis has served as a portfolio manager of the fund since 2015.

Purchase and Sale of Fund Shares
If you are an eligible investor, you may purchase shares of the fund through an authorized broker-dealer or directly from the fund at www.usfunds.com or by mail at the following addresses:

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
3rd Floor Milwaukee, WI 53202

Shares may be redeemed on any day the NAV per share is calculated.

Eligible investors for the Institutional Class include the following:

•  Institutional and individual retail investors with a minimum investment of $1 million who purchase through certain broker-dealers or directly from the fund; and
•  Registered investment advisors investing directly with the fund or who trade through platforms approved by the Adviser and whose clients' assets in the aggregate meet the $1 million minimum investment.

You are not an eligible investor if you do not independently meet the minimum investment amount. If you are holding shares through an omnibus account, you may not aggregate your shares with the shares of other omnibus account shareholders in order to meet the Institutional Class eligibility requirements.

Minimum Initial Investment
•  $1 million

Minimum Subsequent Investment
•  None

The fund reserves the right to waive or modify the above eligibility and minimum investment requirements at any time.

The fund also reserves the right to redeem or to convert your Institutional Class shares to Investor Class shares if your account falls below the minimum initial purchase amount due to shareholder transactions. Please note that you may incur a tax liability as a result of a redemption.

Tax Information
The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

20

Additional Information About Investment Objectives,
Principal Investment Strategies and Related Risks

Gold and Precious Metals Fund
World Precious Minerals Fund
Global Resources Fund

Investment Objectives
The Gold and Precious Metals Fund, World Precious Minerals Fund and Global Resources Fund each seek long-term growth of capital plus protection against inflation and monetary instability. The Gold and Precious Metals Fund also pursues current income as a secondary objective.

Principal Investment Strategies
Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies predominately involved in the mining, fabrication, processing, marketing or distribution of metals including gold, silver, platinum group, palladium and diamonds. The fund will notify you in writing 60 days before making any changes to this policy. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious metals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

The Gold and Precious Metals Fund focuses on selecting companies with established producing mines, and although the fund has greater latitude to invest its assets in different precious metals, it currently has significant investments in the gold sector. The fund reserves the right to invest up to 20% of its net assets in the securities of companies principally engaged in natural resources operations.

Under normal market conditions, the World Precious Minerals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds. The fund will notify you in writing 60 days before making any changes to this policy. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts. The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

Although the World Precious Minerals Fund has greater latitude to invest its assets in different precious minerals, it currently has significant investments in the gold sector. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The World Precious Minerals Fund focuses on selecting junior and intermediate exploration companies from around the world. Typically, junior exploration gold companies produce up to 100,000 ounces of gold or other precious metal per year, and intermediate companies produce up to a million ounces of gold or other precious metal. The price performance of junior exploration companies relates to the success of finding and increasing reserves, thus involving both greater opportunity and risk. The stock price performance of intermediate and senior mining companies that have proven reserves is more strongly influenced by the price of gold. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

The World Precious Minerals Fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.
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Under normal market conditions, the Global Resources Fund normally invests at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries. The fund will notify you in writing 60 days before making any changes to this policy. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, IPOs and LEAPS.

The Global Resources Fund concentrates its investments in the equity securities within the natural resources industries, which include, among others, the following industries:

Energy

Natural gas
Integrated oil companies
Oil and gas drilling
Oil and gas exploration and production
Oil and gas refining
Oilfield equipment/services

Basic Materials

Aluminum
Chemicals
Diversified metals and coal mining
Gold and precious metals
Iron and steel
Paper and forest products
Uranium

Consistent with its investment objective, the Global Resources Fund may invest without limitation in equity securities within the natural resources industries and will also invest in multi-capitalization companies.

Under normal market conditions, the Global Resources Fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The Gold and Precious Metals Fund, World Precious Minerals Fund and Global Resources Fund may also purchase call and put options, and the funds' current intention is to purchase only exchange-traded options. A fund may purchase put options to hedge the fund's portfolio against a possible loss, and a fund may purchase call options as a substitute to purchasing the underlying security. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund's total assets. Long-term equity options called LEAPS and warrants allow a fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The underlying stock can be purchased or sold at a predetermined price for the life of the option or warrant. LEAPS and warrants, therefore, allow a fund to gain exposure to individual securities over the long-term while allowing the funds to preserve some cash for large or unexpected redemptions.

In an effort to enhance the funds' risk-adjusted performance, the funds may enter into covered option writing transactions. A fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund's securities subject to outstanding covered options would exceed 50% of the value of the fund's total assets.
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The funds may invest in income and royalty trusts. A rising interest rate environment could adversely impact the performance of income and royalty trusts. Rising interest rates could limit the capital appreciation of income and royalty trusts because of the increased availability of alternative investments at competitive yields with income and royalty trusts.

Investment Processes
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

In selecting investments for the funds, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital. In making security selections for junior and intermediate mining companies, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions. Under these circumstances, a fund may invest up to 100% of its assets in U.S. government securities, short-term indebtedness, repurchase agreements, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency. When a fund is in a defensive investment position, it may not achieve its investment objectives.

Related Risks

Main Risk
The funds are designed for long-term investors who are willing to accept the risks of investing in a portfolio with significant stock holdings. The funds are not intended to be a complete investment program, and there is no assurance that their investment objectives can be achieved. As with all mutual funds, loss of money is a risk of investing in any of the funds. An investment in these funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk
The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

Portfolio Management Risk
The skill of the Adviser will play a significant role in the funds' ability to achieve their investment objectives. There is a risk that the investment strategies will not achieve the funds' objectives or that the Adviser will not implement the strategies properly.

Growth Stock Risk
Because of their perceived growth potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities. If a fund's growth stock does not produce the predicted earnings growth, its share price may drop, and the fund's net asset value may decline.
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Foreign Securities Risk/Emerging Markets Risk
The funds may invest in foreign securities and may be subject to greater risks than when investing in U.S. securities. The risks of investing in foreign securities are generally greater when they involve emerging markets. These risks include:

Currency Risk. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

Political, Social and Economic Risk. Foreign investments may be subject to heightened political, social, and economic risks, particularly in emerging markets, which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the fund's assets from that country.

Regulatory Risk. There may be less government supervision of foreign securities markets. As a result, foreign companies may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic companies, and there may be less publicly available information about foreign companies.

Market Risk. Foreign securities markets, particularly those of emerging markets, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
Transaction Costs. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions.

Industry Concentration Risk
Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The Gold and Precious Metals Fund and World Precious Minerals Fund invest in securities that typically respond to changes in the price of gold. The prices of gold and other precious minerals can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time, and the fund may be more volatile than other types of investments. The Global Resources Fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

Non-Diversification Risk
The funds are non-diversified and may invest a significant portion of their total assets in a small number of companies. This may cause the performance of a fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

Price Volatility Risk
The value of a fund's shares may fluctuate significantly.

Options Risk
Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of a fund. An option may expire without value, resulting in a loss of a fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
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Warrants Risk
The funds may invest in warrants. Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant, the warrant is "in the money." If the exercise price of the warrant is above the value of the underlying stock, it is "out of the money." Out-of-the-money warrants tend to have different price behaviors than in-the-money warrants. As an example, the value of an out-of-the-money warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant's value is primarily derived from its time component.

Most warrants are exchange traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by a fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant, if any.

Restricted Security Risk
The funds may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause a fund to have to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate these securities.

Gold and Precious Metals/Minerals Risk
The Gold and Precious Metals Fund and World Precious Minerals Fund may invest in gold and precious minerals directly and/or in equity or equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, are subject to the risk that they could fail to qualify as a regulated investment company under the Internal Revenue Code if the funds derive more than 10% of their gross income from these investments in gold and precious metals or minerals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the funds and their shareholders.

Portfolio Turnover Risk
The funds' portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time a fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the funds to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders.

Junior and Intermediate Mining Companies Risk
The World Precious Minerals Fund, and to a lesser extent the Gold and Precious Metals Fund, invest in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which can be more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

Other Types of Investment, Related Risks and Considerations
While not principal strategies, the funds may invest to a limited extent in other types of investments as discussed below under "Common Investment Practices and Related Risks."
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Emerging Europe Fund

Investment Objectives
The Emerging Europe Fund seeks long-term growth of capital.

Principal Investment Strategies
The Emerging Europe Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in the emerging markets of Eastern Europe. The fund will notify you in writing 60 days before making any changes to this policy. The equity and equity-related securities that the fund primarily invests in are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, Czech Republic, Hungary and Turkey. The Adviser considers the following countries to be in Eastern Europe: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR Macedonia, Georgia, Greece, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1.  securities of issuers that are organized under the laws of any Eastern European country or have a principal office in an Eastern European country;
2.  securities of issuers that derive a majority of their revenues from business in Eastern European countries or have a majority of their assets in Eastern European countries; or
3.  securities that are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

The Emerging Europe Fund invests at least 25% of its total assets in securities of companies involved in oil, gas or banking. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System. For a full list of the Bloomberg-classified industries involving oil, gas or banking, see the discussion of non-fundamental investment restrictions in the SAI.

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Oil Companies–Integrated, Oil Companies–Exploration & Production, Oil Refining & Marketing, Regional Banks–Non-U.S., Commercial Banks–Non-U.S., and Diversified Banking Institutions; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund's benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

The Emerging Europe Fund may, from time to time, invest a significant amount of its total assets in certain sectors. The fund may invest up to 20% of its assets in securities, including debt securities, of governments and companies located anywhere in the world.

The fund may also purchase call and put options. The fund may purchase put options to hedge the fund's portfolio against a possible loss, and the fund may purchase call options as a substitute to purchasing the underlying security. The fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund's total assets.

In an effort to enhance the fund's risk-adjusted performance, the fund may enter into covered option writing transactions. The fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund's securities subject to outstanding covered options would exceed 50% of the value of the fund's total assets.
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Investment Processes
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions. Under these circumstances, the fund may invest up to 100% of its assets in U.S. government securities, short-term indebtedness, repurchase agreements, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars, or any other freely convertible currency. When the fund is in a defensive investment position, it may not achieve its investment objectives.

Related Risks

Main Risk
The fund is designed for investors who are willing to accept the risks of investing in portfolios with significant stock holdings. The fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. As with all mutual funds, loss of money is a risk of investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Given the limited number of issuers in Eastern European countries, along with liquidity and capacity constraints in certain markets, as the asset size of the Emerging Europe Fund grows it may be more difficult for the Adviser to locate attractive securities to purchase, and the ability of the Adviser to efficiently trade into or out of particular securities or markets may become more limited.

Market Risk
The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

Non-Diversification Risk
The fund is classified as a "non-diversified" fund, and, as such, the fund's portfolio may include the securities of a smaller total number of issuers than if the fund was classified as "diversified." Because the fund may invest a greater proportion of its assets in the obligations of a small number of issuers, changes in the financial condition or market assessment of a single issuer may cause greater fluctuation and volatility in the fund's total returns or asset values than if the fund was required to hold smaller positions of the securities or a larger number of issuers.

Growth Stock Risk
Because of their perceived growth potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities. If a fund's growth stock does not produce the predicted earnings growth, its share price may drop, and the fund's net asset value may decline.
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Geographic Concentration Risk
The Emerging Europe Fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the fund's portfolio may react similarly to political, social and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, the fund's share price. The fund's return and share price may be more volatile than those of a less concentrated portfolio.

Industry Concentration Risk
The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil & gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund's performance more volatile. To the extent that the fund's assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of over supply and decreased demand. To the extent that the fund's assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector Classification System.

Sector Risk
From time to time, the fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

Portfolio Turnover Risk
The fund's portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time the fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders.

Foreign Securities Risk/Emerging Markets Risk
The fund may invest in foreign securities and may be subject to greater risks than when investing in U.S. securities. The risks of investing in foreign securities are generally greater when they involve emerging markets. These risks include:

Currency Risk. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

Political, Social and Economic Risk. Foreign investments may be subject to heightened political, social and economic risks, particularly in emerging markets, which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the fund's assets from that country.
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Regulatory Risk. There may be less government supervision of foreign securities markets. As a result, foreign companies may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic companies, and there may be less publicly available information about foreign companies.

Market Risk. Foreign securities markets, particularly those of emerging markets, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

Transaction Costs. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions.

Eastern European Securities
Political and economic structures in many Eastern European countries are in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of many more developed countries. In addition, unanticipated political or social developments may affect the value of the fund's investment in Eastern European countries. As a result, the risks normally associated with investing in any foreign country may be heightened in Eastern European countries. For example, the small size and inexperience of the securities markets in Eastern European countries and the limited volume of trading in securities in those markets may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries and may make obtaining prices on portfolio securities from independent sources more difficult than in other more developed markets. In addition, Eastern European countries have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. There may also be little financial or accounting information available with respect to companies located in certain Eastern European countries and it may be difficult, as a result, to assess the value or prospects of an investment in such companies.

In addition to the special risks common to most Eastern European countries described above, each individual Eastern European country also necessarily involves special risks that may be unique to that country. Following is a brief description of special risks that may be incurred when the fund invests in Russia, Poland, Greece, Hungary, the Czech Republic and Turkey, which are some of the countries in which the fund focuses its investment.

Russia. After the collapse of the Soviet Union, Russia has experienced and continues to experience political and social change. Russia is undergoing market-oriented reforms including a movement from centrally controlled ownership to privatization. The fund is subject to the risk that Russia may have unfavorable political developments, social instability, and/or changes in government policies. For example, the Ukrainian crisis has prompted the United States and the European Union to impose economic sanctions on certain Russian individuals and Russian companies, and Russia has responded with sanctions against a number of countries, including a total ban on food imports from the European Union, United States, Norway, Canada and Australia. These current sanctions, or the threat of further sanctions, may result in the decline of the value or liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy, any of which could negatively impact the fund's investments in Russian securities. These economic sanctions also could result in the immediate freeze of Russian securities, which could impair the ability of the fund to buy, sell, receive or deliver those securities. Both these current and potential future sanctions also could result in Russia taking further counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities, and therefore may negatively impact the fund.

Poland. The security market in Poland is relatively new, and therefore, investors may be subject to new or amended laws and regulations. Legal reforms have been instituted and laws regarding investments are published on a routine basis. However, important court decisions are not always accessible to practitioners. While there are currently no obstacles to foreign ownership of securities and profits may be repatriated, these laws may be changed anytime without notice.
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Greece.  Greece joined the EU in 1981 and adopted the euro in 2002.  In recent years, Greece was downgraded from a Developed Market to an Emerging Market by MSCI, Russell Indexes, and S&P Dow Jones, and the FTSE Index has Greece on its developed market watch list.  Current political risk may present excess volatility in the Greek market.

Hungary. Hungary's market-oriented reforms are relatively recent and leave many uncertainties regarding economic and legal issues. Privatization in Hungary has been substantial but is not yet complete. Owners and managers of Hungarian enterprises are often less experienced with market economies than owners and managers of companies in Western European and U.S. markets. The securities markets on which the securities of these companies are traded are in their infancy. Laws governing taxation, bankruptcy, restrictions on foreign investments and enforcement of judgments are subject to change.

The Czech Republic. The Czech Republic joined the European Union (EU) in 2004, which has resulted in a convergence with Western European standards and a modernization of the Czech Republic's regulatory environment. The market-oriented economy in the Czech Republic is young in comparison to the United States and Western European countries. The Czech Republic has instituted substantial privatization since 1992, when the first wave of privatization began. Information suggests that dominant or majority shareholders now control many of the larger privatized companies. Bankruptcy laws have been liberalized, giving creditors more power to force bankruptcies. Laws exist that regulate direct and indirect foreign investment, as well as repatriation of profits and income. Tax laws include provisions for both value-added taxes and income taxes. Courts of law are expected to, but may not, enforce the legal rights of private parties.

Turkey. Turkey is currently undergoing substantial change in its efforts to join the European Union. The availability of investment opportunities and the ability to liquidate investments profitably may depend on the continued pursuit by government of certain current economic liberalization policies. Political climates may change, sometimes swiftly. There is no assurance that government will continue with such policies in their present form. Investing in equities and fixed income obligations in Turkey involves certain considerations not usually associated with investing in securities in more developed capital markets. The securities market in Turkey is less liquid and more volatile than securities markets in the United States and Western Europe.

Consequently, the fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in public and private debt and other fixed income obligations of more developed countries. There may also be less state regulation and supervision of the securities markets, less reliable information available to brokers and investors and enforcement of regulations may be different from those in the United States, Western Europe and other more developed countries. Consequently, there may be less investor protection. Disclosure, accounting and regulatory standards are in most respects less comprehensive and stringent than in developed markets. In addition, brokerage commissions and other transaction costs and related taxes on securities transactions in Turkey are generally higher than those in more developed markets.

Options Risk
Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

Warrants Risk
The fund may invest in warrants. Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant, the warrant is "in the money." If the exercise price of the warrant is above the value of the underlying stock, it is "out of the money." Out-of-the-money warrants tend to have different price behaviors than in-the-money warrants. As an example, the value of an out-of-the-money warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant's value is primarily derived from its time component.

Most warrants are exchange traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.
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Restricted Security Risk
The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate these securities.

Other Types of Investment, Related Risks and Considerations
While not principal strategies, the fund may invest to a limited extent in other types of investments as discussed below under "Common Investment Practices and Related Risks."

Common Investment Practices and Related Risks

Illiquid Securities
Each fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet.

Repurchase Agreements
Each fund may enter into repurchase agreements. A repurchase agreement is a transaction in which a fund purchases a security from a commercial bank or recognized securities dealer and has a simultaneous commitment to sell it back at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the original purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

In effect, a repurchase agreement is a loan by a fund collateralized with securities, usually securities issued by the U.S. Treasury or a government agency.

Repurchase agreements carry several risks, including the risk that the counterparty defaults on its obligations. For example, if the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

When-Issued and Delayed-Delivery Securities
Each fund may purchase securities on a when-issued or delayed-delivery basis. This means the fund purchases securities for delivery at a later date and at a stated price or yield. There is a risk that the market price at the time of delivery may be lower than the agreed upon purchase price. In that case, the fund could suffer an unrealized loss at the time of delivery.

Borrowing
Each fund may not borrow money except for temporary or emergency purposes in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). To the extent that a fund borrows money before selling securities, the fund may be leveraged. At such times, the fund may appreciate or depreciate more rapidly than an unleveraged portfolio.

Small-and Mid-Sized Companies Risk
A fund may invest in small-and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may otherwise be advisable.

Derivative Securities
A fund may, but is not required to, invest in derivative securities, which include purchasing and selling exchange-listed and over-the-counter put and call options or LEAPS on securities, equity and fixed-income indexes, and other financial instruments. In an effort to enhance a fund's risk-adjusted performance, a fund may enter into covered option writing transactions. A fund will primarily implement this risk reduction strategy by selling covered call options, but may also sell covered puts as part of this strategy. A fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund's securities subject to outstanding covered options would exceed 50% of the value of the fund's total assets. A fund will not purchase an option if, immediately thereafter, the aggregate market value of all options purchased by the fund would exceed 10% of the fund's total assets.
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In addition, each fund may purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, or options on currencies or currency futures. Each fund may, but is not required to, invest in derivative securities for hedging, risk management or portfolio management purposes. Derivative securities may be used to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the portfolio. The ability of a fund to use derivative securities successfully will depend upon the Adviser's ability to predict pertinent market movements, which cannot be assured. Investing in derivative securities will increase transaction expenses and may result in a loss that exceeds the principal invested in the transaction. Each fund will comply with applicable regulatory requirements when investing in derivative securities. For more information on derivative securities and specific fund limitations, see the Statement of Additional Information (SAI).

In addition, each fund may invest in warrants. Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant, the warrant is "in the money." If the exercise price of the warrant is above the value of the underlying stock, it is "out of the money." Out-of-the-money warrants tend to have different price behaviors than in-the-money-warrants. As an example, the value of an out-of-the-money warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant's value is primarily derived from its time component.

Most warrants are exchange traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by a fund were not exercised by the date of its expiration, a fund would incur a loss in the amount of the cost of the warrant.

Currency Risk and Hedging
The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

The funds may, but are not required to, invest in derivative securities in an attempt to hedge a particular fund's foreign securities investments back to the U.S. dollars when, in their judgment, currency movements affecting particular investments are likely to harm performance. Possible losses from changes in currency exchange rates are a primary risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can decline or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of a fund's performance even when the Adviser attempts to reduce currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on derivative securities and increased transaction expenses.
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Investments in Exchange-Traded Funds (ETFs) or Other Investment Companies
The funds may invest in ETFs or other investment companies. If a fund invests in an ETF or other investment company, the fund will pay its proportionate share of expenses of the ETF or other investment company (including management and administrative fees) as well as the fund's own management and administrative expenses. The funds may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

Portfolio Holdings

A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' SAI and on the funds' website (www.usfunds.com).

Fund Management

Investment Adviser
U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, furnishes investment advice and manages the business affairs of the Trust. The Adviser was organized in 1968. Each fund will pay the following percentages of its average net assets to the Adviser for advisory services:

	Base Advisory Fee	Benchmark	Hurdle Rate	Base Advisory Fee Range With Performance Fee Adjustment
Gold and Precious Metals Fund	0.90%	FTSE Gold Mines Index	+/- 5%	0.65%-1.15%
World Precious Minerals Fund	1.00%	NYSE Arca Gold Miners Index	+/- 5%	0.75%-1.25%
Global Resources Fund	0.95%	S&P Global Natural Resources Index (Net Total Return)(1)	+/- 5%	0.70%-1.20%
Emerging Europe Fund	1.25%	MSCI Emerging Markets Europe 10/40 Index (Net Total Return)	+/- 5%	1.00%-1.50%

(1)
On July 4, 2014, Morgan Stanley discontinued its Morgan Stanley Commodity Related Index (“CRX”), which was the benchmark used by the Global Resources Fund to calculate its performance fee adjustment.  The fund replaced the CRX with the S&P Global Natural Resources Index (Net Total Return).  Because the fund’s monthly performance fee adjustment is based on a rolling 12-month period, the fund’s performance will be compared for a period of time to a blend of the CRX and the S&P Global Natural Resources Index (Net Total Return), using the performance of the CRX through June 30, 2014, and the performance of the S&P Global Natural Resources Index (Net Total Return) after June 30, 2014.  As each month passes, a month of the CRX performance will roll off and a month of the S&P Global Natural Resources Index (Net Total Return) will be added until the fund’s performance eventually will be compared exclusively to the S&P Global Natural Resources Index (Net Total Return) for determining the fund’s monthly performance fee adjustment.

The funds are subject to a performance fee. A performance fee, or fulcrum fee, is designed to reward the Adviser for fund performance that exceeds a fund's designated benchmark or penalize the Adviser for fund performance which is lower than a fund's designated benchmark. A fund's cumulative performance is compared to that of its designated benchmark over a 12-month rolling period. For purposes of calculating the performance adjustment for the Gold and Precious Metals and Emerging Europe Funds, the performance will include the performance of the Investor Class shares of the funds for the first 12 months after the commencement of operations of the Institutional Class shares of the Funds. After such time, the performance will be calculated based on the Institutional Class shares of the fund. When the difference between a fund's performance and the performance of its designated benchmark is less than 5% (this is known as the hurdle rate), there will be no adjustment to the base advisory fee. This is often referred to as the null zone. If a fund's cumulative performance exceeds by 5% or more (hurdle rate) the performance of its designated benchmark, the base advisory fee will be increased by 0.25%. If a fund's cumulative performance falls below its designated benchmark by 5% or more, the base advisory fee will be decreased by 0.25%. The chart reflects the minimum and maximum advisory fee applicable to each fund. See each fund's fee table for the actual management fee for the most recent fiscal year. Certain funds are subject to breakpoints in the advisory fee. Please see the funds' SAI for more information on the breakpoints. The performance will be calculated based on the Institutional Class shares of the fund.
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The following example illustrates the application of the performance adjustment to the World Precious Minerals Fund:

For the rolling 12-month period	Fund's investment performance	Index's cumulative change	Fund's performance relative to the index
January 1	$50.00	$100.00
December 31	$57.60	$110.20
Absolute change	+$7.60	+$10.20
Actual change	+15.20%	+10.20%	+5.00%

Based on these assumptions, the Adviser's management fee for World Precious Minerals Fund for the month ended December 31 would be calculated as follows:

•	The portion of the annual basic fee rate of 1.00% applicable to that month is multiplied by the fund's average daily net assets for the month. This results in the dollar amount of the base fee.

•
The 0.25% rate (adjusted for the number of days in the month) is multiplied by the fund's average daily net assets for the performance period. This results in the dollar amount of the performance adjustment.

•	The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

The Adviser or its affiliates may pay compensation, out of profits derived from the Adviser's management fee and not as an additional charge to the funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). These payments are in addition to any record keeping or sub-transfer agency fees, which may be payable by the funds, or other fees described in the fee table or elsewhere in the prospectus or SAI. Examples of "revenue sharing" payments include, but are not limited to, payment to financial institutions for "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the funds on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Adviser access to the financial institution's sales force; granting the Adviser access to the financial institution's conferences and meetings; assistance in training and educating the financial institution's personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the funds available to its customers and may allow the funds greater access to the financial institution's customers.

A discussion regarding the basis for the board of trustees' approval of the investment advisory contract of the funds is available in the funds' annual report to shareholders.

Fund Expenses
Pursuant to a voluntary arrangement, the Adviser has agreed to waive all class specific expenses of the Gold and Precious Metals Fund, the World Precious Minerals Fund, the Global Resources Fund, and the Emerging Europe Fund including, but not limited to, administrative services fees and transfer agency fees and expenses. The Adviser can modify or terminate this arrangement at any time. The expense waiver is exclusive of performance fees, acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest.
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The following table shows the effect that the current voluntary limitation had for the World Precious Minerals Fund and the Global Resources Fund:

	World Precious Minerals Fund	Global Resources Fund
Actual total annual operating expenses*	[__]%	[__]%
Voluntary expense waiver	[__]%	[__]%
Total annual expenses after Reimbursement	[__]%	[__]%

*	Excluding acquired fund fees and expenses, if any.

The following table shows the effect that the current voluntary waiver would have for the following funds if each fund's Institutional Class had assets of $25,000,000:

	Gold and Precious Metals Fund	Emerging Europe Fund
Actual total annual operating expenses*	[__]%	[__]%
Voluntary expense waiver	[__]%	[__]%
Total annual expenses after Reimbursement	[__]%	[__]%

*	Excluding acquired fund fees and expenses, if any

Portfolio Managers
The Emerging Europe Fund, Gold and Precious Metals Fund, World Precious Minerals Fund and Global Resources Fund are managed by a team consisting of Mr. Frank Holmes and Mr. Ralph Aldis. Mr. Holmes has served as Chief Executive Officer of the Adviser since 1989 and Chief Investment Officer Adviser since 1999. Mr. Aldis has served as a portfolio manager of the Adviser since 2001.

Adviser personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the funds they manage.

Shareholder Information

Pricing of Fund Shares
When you make a purchase, redemption, or exchange, the value of your transaction will be the next calculated NAV per share after we receive your request in good order (which generally means that the funds have received your instructions and any necessary documents or amounts in the form required by the funds' policies and procedures). A fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request in good order prior to that time, your transaction price will be the NAV per share determined for that day. If we receive your request or payment after that time, your transaction will be effective on the next day the funds are open for business.

Opening an Account
If you are an eligible investor, you may open an Institutional Class account by downloading an application from our website at www.usfunds.com. Eligible investors for the Institutional Class are institutional and individual retail investors with a minimum investment of $1 million who purchase through certain broker-dealers or directly from the funds; and registered investment advisors investing directly with the funds or who trade through platforms approved by the Adviser and whose clients' assets in the aggregate meet the $1 million minimum investment. You are not an eligible investor if you do not independently meet the minimum investment amount. If you are holding shares through an omnibus account, you may not aggregate your shares with the shares of other omnibus account shareholders in order to meet the Institutional Class eligibility requirements. The funds reserve the right to waive or modify the above eligibility requirements at any time.
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A signed, completed application with your initial investment must be mailed to U.S. Global Investors Funds to open your initial account. However, after you open your initial account, you will not need to fill out another application to invest in another fund within the U.S. Global Investors family of funds unless the account registration is different or we need further information to verify your identity

In compliance with the USA Patriot Act of 2001, please note that the transfer agent will verify certain information on your account application as part of the fund's Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent at 1-800-873-8637 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The fund reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the funds have not been registered for sale outside of the United States. The U.S. Global Investors Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Funding an Account
All checks must be in U.S. dollars drawn on a domestic bank. The funds will not accept payment in cash, coins, or money orders. The funds also do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. Exceptions to this policy may be made in limited circumstances. Please make checks payable to: U.S. Global Investors.

The transfer agent will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the fund, for any payment that is returned. It is the policy of the fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The fund reserves the right to reject any application.

If you are making your first investment in the funds, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. An Investor Representative will contact you within 24 hours with your account number and to provide the proper wiring instruction. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the fund you are purchasing, the account number, and your name so that monies can be correctly applied.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Minimum Initial Investment
•  $1 million
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Minimum Subsequent Investment
•  None

The funds reserve the right to redeem or to convert your Institutional Class shares to Investor Class shares if your account falls below the minimum initial purchase amount due to shareholder transactions. Please note that you may incur a tax liability as a result of a redemption.

How to Purchase, Redeem and Exchange Shares

Payment for shares redeemed will be mailed to you typically within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the transfer agent, U.S. Bancorp Fund Services, LLC. If any portion of the shares to be redeemed represents an investment made by check, the funds may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected. This may take up to 15 calendar days from the purchase date.

For federal income tax purposes, redemptions are a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based upon the difference between your cost basis in the shares originally purchased and the redemption proceeds received.

A signature guarantee from either a Medallion program member or a non-Medallion program member, is required in the following situations:
•	For all redemptions in excess of $50,000 from any shareholder account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the transfer agent within the last 15 calendar days; and
•	If ownership is being changed on your account.
In addition to the situations described above, the funds and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. The funds may waive any of the above requirements in certain instances. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Additional documents may be required for purchases, exchanges or redemptions by corporations, executors, administrators, trustees and guardians. For instructions, please call an Investor Representative at 800-873-8637.

The exchange and redemption privilege is automatic when you complete your application unless you elected to opt out of these privileges. If you elected not to have these privileges and wish to add these privileges to your profile of accounts, you can complete an Account Options Form or call an Investor Representative at 800-873-8637 for additional information or instructions. The investment minimums applicable to share purchases also apply to exchanges, and exchanges can only be performed between identically registered accounts. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

By Internet Access—www.usfunds.com
You may access your account online by visiting our website at www.usfunds.com. After establishing access, you will be able to review account activity and balances, perform transactions, sign up for electronic statement delivery, and change certain account options. A signature guarantee may be required if you wish to make a redemption from your fund account into your bank account and you have changed your banking information or account address in the past 15 calendar days.
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By Mail
To add to your account, send your check made payable to U.S. Global Investors and written instructions to either address stated below.

For purchases into a new fund in which you are not currently invested, please mail your check for the initial investment amount and note the fund name in which you would like to open an account.

For redemptions or exchanges, send your written instructions or redemption authorization form to the address below. Each registered shareholder(s) must sign the request, with the signature(s) appearing exactly as on your account application.

•  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
3rd Floor Milwaukee, WI 53202

The funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders and/or redemption requests does not constitute receipt by the transfer agent of the funds.

By Automated Clearing House (ACH) or By Bank Wire
To add to or redeem from your account via wire or ACH, visit our website at www.usfunds.com to download an Account Options Form or call 800-873-8637 to speak with an Investor Representative.

The funds will charge you $25 if a check or ACH investment is returned unpaid due to insufficient funds, stop payment or other reasons, and you will be responsible for any loss incurred by the fund. To recover any such loss or charge, the funds reserve the right to redeem shares of any U.S. Global Investors Funds that you own.

Email
The funds do not accept purchase, redemption or exchange instructions via email.

Important Shareholder Information

If your fund shares are purchased, exchanged or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges or redemptions may vary. Additional fees or different account minimums may also apply to your investment, including a transaction fee, if you buy or sell shares of the fund through a broker-dealer or other investment professional. For more information on these fees, check with your broker-dealer or investment professional.

Funds' Rights
The funds reserve the right to:

•  Reject and/or restrict purchase, redemption or exchange orders when in the best interest of a fund;

•  Limit or discontinue the offering of shares of a fund without notice to the shareholders;

•  Calculate the NAV per share and accept purchases, exchange and redemption orders on a business day that the NYSE is closed;

•  Require a signature guarantee, from either a Medallion program member or a non-Medallion program member, for transactions or changes in account information;

•  Redeem an account with less than the required fund account minimum, with certain limitations;

•  Restrict or liquidate an account when necessary or appropriate to comply with federal law;

•  Charge a fee for any historical information request regarding your fund account. Please call an Investor Representative at 800-873-8637 for more information regarding this fee.
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Converting Shares
If you hold Investor Class shares of the funds and meet the minimum investment requirement for Institutional Class shares, you may be eligible to convert your Investor Class shares to Institutional Class shares of the same fund, subject to the discretion of U.S. Global Investors Funds to permit or reject such conversion. Please call an Investor Representative at 1-800-873-8637 to request a conversion.

Effective Time and Date
When you make a purchase, redemption or exchange, your transaction price will be the next calculated NAV per share after we receive your transaction request in good order. A fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your transaction request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your transaction request after that time, the purchase will be effective on the next day the funds are open for business.

When a fund calculates its NAV, it values the securities it holds at market value. Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. When market quotes are not available or do not fairly represent market value, or if a security's value has been materially affected by events occurring after the close of a foreign market on which the security principally trades, the securities may be fair valued. Fair value will be determined in good faith using consistently applied procedures that have been approved by the trustees. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers at the close of the NYSE.

The funds invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the funds do not price their shares. As a result, the market value of these investments may change on days when you will not be able to purchase or redeem shares.

Transactions received prior to the close of the NYSE by a financial intermediary that has been authorized to accept orders on the funds' behalf will be deemed accepted by a fund the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the funds permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the NYSE to the funds after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

Purchases of shares require payment by check, wire or ACH at the time the transaction is received in good order.

Use of Fair Value Pricing
When market quotations are readily available for portfolio securities which trade on an exchange or market within the Western Hemisphere, the market values used to price these securities will generally be the closing prices of the securities on the exchange or market on which the securities principally trade. Equity securities primarily traded on an exchange or market outside the Western Hemisphere are generally valued at the price that is an estimate of fair value, as provided by an independent third party.

When market quotations are not readily available or when the Adviser believes that a readily available market quotation is not reliable, fair value pricing procedures will be used to determine the fair valuation. In particular, the funds' board has determined to fair value certain securities when necessary to, among other things, avoid stale prices and make the funds less attractive to short-term trading. When a security is fair valued, there is no guarantee that the security will be sold at the price at which the fund is carrying the security.

While fair value pricing cannot eliminate the possibility of short-term trading, the Adviser and the board believe it helps protect the interests of the funds.
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The Adviser will monitor domestic and foreign markets and news information for any developing events that may have an impact on the valuation of fund securities.

Redemption of Shares in Accounts Below Minimum Balance
The funds reserve the right to redeem your account or convert your Institutional Class shares to Investor Class shares if your account falls below the minimum initial purchase amount due to shareholder transactions. Please note that you may incur a tax liability as a result of a redemption. The fund reserves the right to waive or modify the minimum investment at any time.

Confirmations and Statements
After any transaction, you will receive confirmation including the per share price and the dollar amount and number of shares purchased, redeemed or exchanged. Additionally, you will receive a quarterly statement on all fund accounts.

If you think that your confirmation or statement is incorrect or if you need more information about a transaction on the confirmation or statement, contact us promptly by mail or phone at the address or phone number indicated on the front of the confirmation or statement. To dispute any transaction on your confirmation or statement, you must contact us no later than 60 days after we send you the first confirmation or statement on which the disputed transaction occurred.

Excessive Short-Term Trading
The funds are not intended as short-term investment vehicles but are designed for long-term investing. However, some investors may use short-term trading strategies in an attempt to take an unfair advantage of mutual funds. These investors may trade in and out of strategically targeted mutual funds over a short time period in order to take advantage of the way those funds are managed and/or priced or simply as a trading vehicle that has lower transaction costs.

Mutual fund arbitrage may occur, for example, when a fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information available. Frequent purchases and redemptions of fund shares may be detrimental to long-term fund investors in numerous ways:

•  It may lower overall fund performance;

•  It may create increased transaction costs to the fund, which are passed along to long-term shareholders;

•  Frequent redemptions by market timers may increase taxable capital gains; and

•  It may disrupt a portfolio manager's ability to effectively manage fund assets.

The funds' board has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The policies and procedures are designed to discourage, to the extent possible, frequent purchases and redemptions of fund shares by fund shareholders in the funds.

Short-Term Trading Fee
The funds charge a 0.05% fee on the redemption and exchange of fund shares held for 7 days or less. The "first-in first-out" (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The short-term trading fee is deducted from your proceeds and is retained by each fund.

The short-term trading fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with a fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently, the identities of the individuals on whose behalf the transactions are placed generally are not known to a fund. For this reason, each fund has undertaken to notify financial intermediaries of their obligation to assess the short-term trading fee on customer accounts and to collect and remit the proceeds to the fund. However, there can be no assurance that intermediaries will properly track, calculate or remit the fee in accordance with the fund's requirements. In addition, the fund may approve a waiver of short-term trading fees in the following circumstances: (i) redemptions of shares held in certain omnibus accounts, including retirement, pension, profit sharing and other qualified plans, as well as bank or trust company accounts; (ii) redemptions of shares held through firm-sponsored, discretionary asset allocation or wrap programs that utilize a regularly scheduled automatic rebalancing of assets and that the fund determines are not designed to facilitate short-term trading; (iii) redemptions of shares due to the death or disability of a shareholder; (iv) redemptions of shares in connection with required distributions and certain other transactions in an individual retirement account or qualified retirement plan; and (v) redemptions of shares by certain other accounts in the absolute discretion of the fund when a shareholder can demonstrate hardship. The funds reserve the right to modify or eliminate these waivers at any time. In addition to the circumstances noted above, the funds reserve the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the Securities and Exchange Commission or other regulators.
40

Omnibus Account
The Adviser has implemented procedures to monitor shareholder activity, including activity at the sub-account and account level for omnibus relationships, to identify potential market timers and to determine whether further action is warranted. There can be no assurance that these monitoring activities will successfully detect or prevent all excessive short-term trading.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to an affected fund.

Accordingly, the Adviser may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be restricted in whole or in part.

The Adviser will seek the cooperation of broker-dealers and other third-party intermediaries by requesting information from them regarding the identity of investors who are trading in the funds and by requesting that the intermediary restrict access to a fund by a particular investor.

The Adviser may reject any purchase or exchange from any investor it believes has a history of market timing, or whose trading, in its judgment, has been or may be disruptive to the funds. The Adviser may consider the trading history of accounts under common ownership or control at U.S. Global or at other mutual fund companies to determine whether to restrict future transactions. The delivery of a known market timer's redemption proceeds may be delayed for up to seven business days or the redemption may be honored with securities rather than cash.

Householding
Unless you instruct the funds otherwise, the funds will mail or email only one prospectus or shareholder report(s) to your household even if more than one person in your household has an account. If you do not want the mailing of the prospectus and the shareholder report(s) to be combined with other members of your household, please call 1-800-873-8637.

Lost Accounts
It is important that the funds maintain a correct address for each investor. An incorrect address may cause an investor's account statements and other mailings to be returned to the funds. Based upon statutory requirements for returned mail, the funds will attempt to locate the investor or rightful owner of the account. If the funds are unable to locate the investor, then they will determine whether the investor's account can legally be considered abandoned. The funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction. All fund shares in an account that has been deemed a lost account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state escheatment or unclaimed property laws. The fund and the transfer agent will not be liable to the shareholders or their representatives for compliance in good faith with these laws. A signature guarantee, from either a Medallion program member or a non-Medallion program member, may be required to update an account from lost status.
41

Distributions and Taxes

Unless you elect to have your distributions paid in cash by check, they will automatically be reinvested in fund shares. The funds generally distribute capital gains and income dividends, if any, annually in December, although certain funds may at times make distributions on a more frequent basis, such as quarterly or monthly.

Dividends and capital gains will automatically be reinvested in your account unless requested to be paid in cash. If you elect to have dividends and/or capital gains distributions paid in cash, the fund will automatically reinvest all distributions under $10 in additional fund shares.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the funds reserve the right to reinvest the distribution check in your account, at the fund's current net asset value, and to reinvest all subsequent distributions. You will not receive interest on amounts represented by uncashed distribution checks. You may change your distribution option by writing or calling the transfer agent five days prior to the next distribution date.

Taxes to You
Unless you hold your shares in a tax-advantaged account, you will generally owe federal income taxes on amounts paid or distributed to you by the funds whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the funds for more than a year generally are taxable to you for federal income tax purposes at the applicable long-term capital gains rate, regardless of how long you have held fund shares. Distributions from other sources, except qualified dividend income, generally are taxed as ordinary income. Distributions of qualified dividend income generally will be taxable to individuals and other noncorporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. Dividends received by the funds from certain foreign corporations are not expected to qualify for treatment as qualified dividend income.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared. Each year the fund will send you a statement that will detail distributions made to you for that year.

Dividends, interest and some capital gains received by the funds on foreign securities may be subject to foreign withholding or other foreign taxes. If a fund has more than 50% of the value of its total assets at the close of a taxable year in stock or securities of foreign corporations, the fund may make an election for the year to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued by the fund will represent an expense to the fund. If an election is made, shareholders will generally be able to claim a credit or deduction (subject to certain limitations) on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the taxes paid by the fund to foreign countries with respect to the investment income from such foreign stock or securities.

If you purchase shares of a fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

Unless you are investing through a tax-advantaged account, a redemption of fund shares is generally considered a taxable event for federal income tax purposes. Depending on the purchase price and the sale price of the shares you redeem, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gain is taxable at ordinary federal income tax rates. Long-term capital gains are taxable to individuals and other noncorporate shareholders at a maximum federal income tax rate of 20%. Shareholders may be limited in their ability to utilize capital losses. Exchanges are treated as a redemption and purchase for federal income tax purposes. Therefore, you will also have a taxable gain or loss upon an exchange unless the exchange is in a tax-advantaged account.
42

Shareholders should consult with their own tax advisors concerning the federal, state, local and foreign tax consequences of owning fund shares in light of their particular tax situation.

Tax regulations require that cost basis information be provided to you and the IRS when shares that are purchased on or after January 1, 2012 (known as covered shares) are sold from taxable accounts. Unless you instruct otherwise, we will use our default method of average cost to report the cost basis and will sell uncovered shares (shares purchased on or before December 31, 2011) before covered shares. Pursuant to IRS regulations, changes to or from the average cost method must be submitted in writing or online via our website, www.usfunds.com. Once a redemption occurs, you must contact us no later than 60 days after we send you the first confirmation or statement to dispute the method used to report the transaction.

When you open an account, Internal Revenue Service (IRS) regulations require that you provide your taxpayer identification number (TIN), certify that it is correct and certify that you are not subject to backup withholding under IRS regulations. If you fail to provide your TIN or the proper tax certifications, each fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.
43

Financial Highlights

The Institutional Class shares of the World Precious Minerals Fund and the Global Resources Fund began operation on March 1, 2010. The tables below are intended to show you each fund's financial performance for the Institutional Class from March 1, 2010 through December 31, 2015. Some of the information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in each fund. It assumes that all dividends and capital gains have been reinvested.

The Institutional Class shares of the Gold and Precious Metals Fund and the Emerging Europe Fund have no operating history. The tables below show the Investor Class shares' financial performance for those funds. Investor Class shares, which are not offered in this prospectus, would have financial performance substantially similar to those of the Institutional Class shares because they are invested in the same portfolio of securities. The financial performance shown has not been adjusted to reflect any differences in expenses between Institutional Class shares and Investor Class shares. If differences in expenses had been reflected, the financial performance shown would be different. The tables below are intended to show you the Investor Class shares of each fund's financial performance for the past five years. Some of the information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in each Investor Class share of each fund. It assumes that all dividends and capital gains have been reinvested.

The information presented below has been audited by [___________], an independent registered public accounting firm. Their report and each fund's financial statements are included in the annual report, which is available upon request.

Gold and Precious Metals Fund [to be updated]
For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$6.00	$11.78	$12.61	$19.60	$15.46
Investment Activities
Net investment loss	.05	(.06)	(.09)	(.17)	(.21)
Net realized and unrealized gain (loss)	(.79)	(5.72)	(.72)	(4.28)	5.91
Total from investment activities	(.84)	(5.78)	(.81)	(4.45)	5.70
Distributions From net investment income	–	–	(.02)	–	(.26)
From net realized gains	–	–	–	(2.54)	(1.31)
Total distributions	–	–	(.02)	(2.54)	(1.57)
Short -Term Trading fees*	–(a )	–(a )	–(a )	–(a )	0.01
Net asset value, end of period	$5.16	$6.00	$11.78	$12.61	$19.60

	Investor Class
	Year Ended December 31,
	2014		2013	2012	2011	2010
Total Return (excluding account fees) (b)	(14.00)%		(49.07)%	(6.44)%	(23.97)%	36.88%
Ratios to Average Net Assets:
Net investment loss	(.67)%		(.48)%	(.60)%	(1.06)%	(1.46)%
Total expenses	1.93%		2.12%	1.61%	1.56%	1.80%
Expenses waived or reimbursed (c)	(.05)%		(.06)%	–	–	–
Net expenses (d)	1.88%		2.06%	1.61%	1.56%	1.80%
Portfolio turnover rate	99	%(f)	64%	95%	155%	103%
Net assets, end of period (in thousands)	$62,777		$74,627	$166,524	$195,087	$300,949

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)
Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)
The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment loss ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Ratios to Average Net Assets:
Expense offset (e)	–	–	–	–	–

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excluded option transactions.
45

World Precious Minerals Fund [to be updated]
For a capital share outstanding during the

	Institutional Class
	Year Ended December 31,
	2014		2013	2012	2011	Period Ended December 31, 2010 (a)
Net asset value, beginning of period	$5.72		$11.69	$13.10	$22.29	$17.36
Investment Activities
Net investment loss	(.05	)*	(.01 )*	(.04 )*	(.16 )*	(.10 )*
Net realized and unrealized gain (loss)	(.89	)*	(5.96)*	(1.37)*	(6.84)*	8.14 *
Total from investment activities	(.94)		(5.97)	(1.41)	(7.00)	8.04
Distributions from net investment income	–		–	–	(2.19)	(3.11)
Short -Term Trading fees	–		–	–	–	–
Net asset value, end of period	$4.78		$5.72	$11.69	$13.10	$22.29
Total Return (excluding account fees) (b)	(16.43)%		(51.07)%	(10.76)%	(32.28)%	46.72%
Ratios to Average Net Assets: (c)
Net investment loss	(.71)%		(.15)%	(.32)%	(.87)%	(.86)%
Total expenses	4.86%		3.30%	3.56%	2.38%	15.19%
Expenses waived or reimbursed (d)	(3.23)%		(1.97)%	(2.69)%	(1.27)%	(14.06)%
Net expenses (e)	1.63%		1.33%	.87%	1.11%	1.13%
Portfolio turnover rate (g)	61	%(h)	34%	44%	96%	68%
Net assets, end of period (in thousands)	$154		$3,660	$769	$1,683	$2,233

*	Based on average monthly shares outstanding.
(a)	From March 1, 2010, commencement of operations.
(b)
Total returns for the periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)	Ratios are annualized for periods of less than one year.
(d)
Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)
The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Institutional Class
	Year Ended December 31,				Period Ended December 31, 2010 (a)
	2014	2013	2012	2011
Ratios to Average Net Assets: (c)
Expense offset (f)	–	–	–	–	–

(f)	Effect on the expense ratio was not greater than 0.005%.
(g)	Portfolio turnover rate is calculated at the fund level.
(h)	Excluded option transactions.
46

Global Resources Fund [to be updated]
For a capital share outstanding during the

	Institutional Class
	Year Ended December 31,
	2014		2013	2012	2011	Period Ended December 31, 2010 (a)
Net asset value, beginning of period	$9.30		$9.74	$9.39	$11.98	$8.87
Investment Activities
Net investment income (loss)	0.08	*	.07 *	.10 *	–* (b)	(.01)
Net realized and unrealized gain (loss)	(2.71	)*	(.10 )*	.60 *	(2.17)*	3.41
Total from investment activities	(2.63)		(.03)	.70	(2.17)	3.40
Distributions from net investment income	–		(.41)	(.35)	(.42)	(.29)
Short -Term Trading fees* (b)	–		–(b )	–(b )	–(b )	–(b )
Net asset value, end of period	$6.67		$9.30	$9.74	$9.39	$11.98
Total Return (excluding account fees)(c)	(28.28)%		(0.15)%	7.44%	(18.23)%	38.53%
Ratios to Average Net Assets: (d)
Net investment income (loss)	.85%		.68%	1.02%	(.02)%	(.35)%
Total expenses	1.13%		1.25%	1.21%	1.29%	1.74%
Expenses waived or reimbursed (e)	(.27)%		(.22)%	(.14)%	(.20)%	(.66)%
Net expenses (f)	.86%		1.03%	1.07%	1.09%	1.08%
Portfolio turnover rate (h)	444	%(i)	138%	117%	232%	145%
Net assets, end of period (in thousands)	$9,733		$51,122	$94,076	$55,985	$17,923

*	Based on average monthly shares outstanding.
(a)	From March 1, 2010, commencement of operations.
(b)	The per share amount does not round to a full penny.
(c)
Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(d)	Ratios are annualized for periods of less than on year.
(e)
Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(f)
The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Institutional Class
	Year Ended December 31,				Period Ended December 31, 2010 (a)
	2014	2013	2012	2011	2010
Ratios to Average Net Assets: (d)
Expense offset (g)	–	–	–	–	–

(g)	Effect on the expense ratio was not greater than 0.005%.
(h)	Portfolio turnover rate is calculated at the fund level.
(i)	Excluded option transactions.
47

Emerging Europe Fund [to be updated]
For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2014		2013	2012	2011	2010
Net asset value, beginning of period	$8.82		$9.23	$7.79	$10.81	$9.11
Investment Activities
Net investment income (loss)	.06		.19	.15	.03	(.04)
Net realized and unrealized gain (loss)	(2.11)		(.46)	1.35	(3.05)	1.74
Total from investment activities	(2.05)		(.27)	1.50	(3.02)	1.70
Distributions from net investment income	(.21)		(.14)	(.06)	–	–
Short -Term Trading fees* (a)	–		–	–	–	–
Net asset value, end of period	$6.56		$8.82	$9.23	$7.79	$10.81
Total Return (excluding account fees) (b)	(23.22)%		(2.93)%	19.27%	(27.94)%	18.66%
Ratios to Average Net Assets:
Net investment income (loss)	.23%		1.59%	1.39%	.25%	(.36)%
Total expenses	2.28%		2.13%	2.15%	1.98%	1.91%
Expenses waived or reimbursed (c)	–		–	–	–	–
Net expenses (d)	2.28%		2.13%	2.15%	1.98%	1.91%
Portfolio turnover rate	93	%(f)	74%	85%	85%	69%
Net assets, end of period (in thousands)	$69,066		$122,570	$173,687	$193,599	$440,037

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)
Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)
The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2014	2013	2012	2011	2010
Ratios to Average Net Assets:
Expense offset (e)	–	–	–	–	–

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excluded option transactions.
48

Additional Information about the Indexes
Returns for indexes reflect no deduction for fees, expenses or taxes, unless noted.

The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable and attributable gold production of at least 300,000 ounces a year and that derive 75% or more of their revenue from mined gold.

The MSCI Emerging Markets Europe 10/40 Index (Net Total Return) is a free float-adjusted market capitalization index that is designed to measure equity performance in the emerging market countries of Europe (Czech Republic, Greece, Hungary, Poland, Russia and Turkey). The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The index is periodically rebalanced relative to the constituents' weights in the parent index.

The S&P Global Natural Resources/Morgan Stanley Commodity Related Equity Blended Index - The Morgan Stanley Commodity Related Equity Index (CRX) was an equal-dollar weighted index of 20 stocks involved in commodity-related industries such as energy, non-ferrous metals, agriculture and forest products.  This index was discontinued on July 4, 2014.  The Global Resources Fund’s benchmark then changed to the S&P Global Natural Resources Index (Net Total Return) (see definition below).  For purposes of the fund’s performance fee adjustment, until the new benchmark has been in place one full year, the fund’s performance is compared to a blend of CRX and the S&P Global Natural Resourced Index (Net Total Return), using the performance of the CRX through June 30, 2014, and the performance of the S&P Global Natural Resources Index (Net Total Return) after June 30, 2014.

The S&P Global Natural Resources Index (Net Total Return) includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors:  agribusiness, energy, and metals & mining.  The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax).

The NYSE Arca Gold Miners Index is a modified market capitalization-weighted index comprised of publicly-traded companies involved primarily in the mining for gold and silver.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.
49

More information on the funds is available at no charge, upon request:

Annual/Semi-Annual Report
Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders, which are available free of charge on the funds' website at www.usfunds.com. These reports de-scribe the funds' performance, list holdings, and describe recent market conditions, fund investment strategies, and other factors that had a significant impact on each fund's performance during the last fiscal year.

Statement of Additional Information (SAI)
More information about the funds, their investment strategies, and related risks is provided in the SAI. The SAI and the funds' website (www.usfunds.com) include a description of the funds' policy with respect to the disclo-sure of portfolio holdings. There can be no guarantee that the funds will achieve their objectives. The current SAI is on file with the SEC and is legally considered a part of this prospectus and is available free of charge on the funds' website at www.usfunds.com.

To Request Information:
BY PHONE  1-800-873-8637

BY MAIL  •  Regular Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
P.O. Box 701 Milwaukee, WI 53201-0701

•  Overnight Mail
U.S. Bancorp Fund Services
c/o U.S. Global Investors Funds
615 East Michigan Street
3rd Floor Milwaukee, WI 53202

BY INTERNET  www.usfunds.com

The SEC also maintains an EDGAR database at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference and other information that the funds file electronically with the SEC. You may also visit or call the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, D.C. 20549-1520 or by electronic request at the following email address: publicinfo@sec.gov.

U.S. GLOBAL INVESTORS FUNDS
SEC Investment Company Act File No. 811-01800

U.S. GLOBAL INVESTORS, INC.
7900 Callaghan Road, San Antonio, TX 78229-2327
50

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Fund Services, LLC
PO Box 701
 Milwaukee WI 53201-0701

U.S. GLOBAL INVESTORS FUNDS

STATEMENT OF ADDITIONAL INFORMATION

INVESTOR CLASS SHARES

ALL AMERICAN EQUITY FUND (GBTFX)
HOLMES MACRO TRENDS FUND (MEGAX)
GOLD AND PRECIOUS METALS FUND (USERX)
WORLD PRECIOUS MINERALS FUND (UNWPX)
GLOBAL RESOURCES FUND (PSPFX)
EMERGING EUROPE FUND (EUROX)
CHINA REGION FUND (USCOX)
NEAR-TERM TAX FREE FUND (NEARX)
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND (UGSDX)

U.S. Global Investors Funds (Trust) is an open-end series investment company. This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus dated [May 1, 2016], which you may request from U.S. Bancorp Fund Services, c/o U.S. Global Investors Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or 1-800-US-FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is [May 1, 2016].

TABLE OF CONTENTS	2
GENERAL INFORMATION	3
FUND POLICIES	4
FUNDAMENTAL INVESTMENT RESTRICTIONS	4
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS	5
VALUATION OF SHARES	6
INVESTMENT STRATEGIES AND RISKS	7
COMMON INVESTMENT STRATEGIES AND RELATED RISKS	14
PORTFOLIO TURNOVER	21
PORTFOLIO HOLDINGS DISCLOSURE POLICY	22
MANAGEMENT OF THE TRUST	24
CODE OF ETHICS	28
PROXY VOTING POLICIES	28
PRINCIPAL HOLDERS OF SECURITIES	29
INVESTMENT ADVISORY AND OTHER SERVICES	29
DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN	33
TRANSFER AGENCY AGREEMENT	34
ADMINISTRATION AGREEMENT	34
PORTFOLIO MANAGERS	35
BROKERAGE ALLOCATION AND OTHER PRACTICES	36
TRADE AGGREGATION AND ALLOCATION PROCEDURES	37
PURCHASE, REDEMPTION AND PRICING OF SHARES	37
FEDERAL INCOME TAXES	39
FUND ACCOUNTANT AND ADMINISTRATOR	45
CUSTODIAN	45
DISTRIBUTOR	46
FINANCIAL STATEMENTS	46
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL	46

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GENERAL INFORMATION

The Trust is permitted to offer separate series (i.e., funds) and different classes of shares, and additional series and/or classes may be created from time to time. This Statement of Additional Information (SAI) relates to the Investor Class shares of the Trust. The Trust currently offers nine funds that issue a combination of Investor Class shares and Institutional Class shares. The classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement.

The U.S. Global Investors Funds and U.S. Global Accolade Funds merged into a Delaware statutory trust on October 1, 2008, which is named U.S. Global Investors Funds (Trust). The Trust was organized as a Delaware statutory trust on July 31, 2008. The Gold and Precious Metals, World Precious Minerals, Global Resources, Emerging Europe and China Region Funds are non-diversified series, and each of the other funds is a diversified series of the Trust, an open-end management investment company.

Prior to the merger, U.S. Global Investors Funds, an open-end management investment company, was originally incorporated in Texas in 1969 as United Services Funds, Inc. and was reorganized as a Massachusetts business trust on July 31, 1984. The trust changed its name to U.S. Global Investors Funds on February 24, 1997. The Gold and Precious Metals Fund, the World Precious Minerals Fund, the Global Resources Fund and the China Region Fund were non-diversified series of the trust, and the All American Equity Fund, Near-Term Tax Free Fund and U.S. Government Securities Ultra-Short Bond Fund were diversified series of the trust. On February 15, 2002, the World Gold Fund changed its name to the World Precious Minerals Fund. On December 1, 2007, the Gold Shares Fund changed its name to the Gold and Precious Metals Fund. On October 1, 2008, the China Region Opportunity Fund changed its name to the China Region Fund. On December 20, 2013, the U.S. Government Securities Savings Fund changed its name to the U.S. Government Securities Ultra-Short Bond Fund.

Prior to the merger, U.S. Global Accolade Funds was an open-end management investment company and a Massachusetts business trust organized on April 16, 1993. The Emerging Europe Fund was a non-diversified series of the trust. The Holmes Macro Trends Fund was a diversified series of the trust. The Emerging Europe Fund commenced operations on March 31, 1997 and the Holmes Macro Trends Fund commenced operations on October 17, 1994. On March 19, 2013, the Eastern European Fund changed its name to the Emerging Europe Fund. On December 20, 2013, the Holmes Growth Fund changed its name to the Holmes Macro Trends Fund.

On December 9, 2015, the shareholders of U.S. Global Investors Funds elected five new trustees to the Board of Trustees.  This action resulted in U.S. Global Investors Funds becoming part of the family of funds that receives administrative, fund accounting, and/or transfer agency services from Atlantic Fund Services (“Atlantic”). The primary reason behind this initiative was to transition U.S. Global Investors Funds to the Forum family of funds (the “Fund Complex”) so that they may realize operational economies of scale; however, there is no guarantee that such projected cost savings will be realized.

The Trust shall accept investments in any series of the Trust from such persons and on such terms as the Trust may from time to time authorize. Investments in a series shall be credited to each shareholder’s account in the form of full or fractional shares at a net asset value per share determined after the investment is received; provided, however, that the Trust may, in its sole discretion, (a) fix the net asset value per share of the initial capital contribution or (b) impose a sales charge or other fee in connection with investments in the Trust in such manner and at such time as determined by the Board of Trustees of the Trust. The Trust shall have the right to refuse to accept investments in any series at any time without any cause or reason therefore whatsoever.

All consideration received by the Trust for the issue or sale of shares of a particular series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held and accounted for separately from the other assets of the Trust and of every other series and may be referred to herein as “assets belonging to” that series. The assets belonging to a particular series shall belong to that series for all purposes, and to no other series, subject only to the rights of creditors of that series. In addition, any assets, income, earnings, profits or funds, or payments and proceeds with respect thereto, which are not readily identifiable as belonging to any particular series shall be allocated by the trustees between and among one or more of the series in such manner as the trustees, in their sole discretion, deem fair and equitable. Each such allocation shall be conclusive and binding upon the shareholders of all series for all purposes, and such assets, income, earnings, profits or funds, or payments and proceeds with respect thereto shall be assets belonging to that series. The assets belonging to a particular series shall be so recorded upon the books of the Trust, and shall be held by the trustees in trust for the benefit of the holders of shares of that series. The assets belonging to each particular series shall be charged with the liabilities of that series and all expenses, costs, charges, and reserves attributable to that series. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to a particular series shall be allocated and charged by the trustees between or among any one or more of the series in such manner as the trustees, in their sole discretion, deem fair and equitable. Each such allocation shall be conclusive and binding upon the shareholders of all series for all purposes.

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Without limitation of the foregoing, but subject to the right of the trustees in their discretion to allocate general liabilities, expenses, costs, charges, or reserves as herein provided, the debts, liabilities, obligations, and expenses incurred, contracted for or otherwise existing with respect to a particular series shall be enforceable against the assets of such series and not against the assets of any other series of the assets of the Trust generally. Notice of this contractual limitation on inter-series liabilities may, in the trustee’s sole discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Statutory Trust Act (the Delaware Act), and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each series. Any person extending credit to, contracting with or having any claim against any series may look only to the assets of that series to satisfy or enforce any debt, liability, obligation or expense incurred, contracted for or otherwise existing with respect to that series. No shareholder or former shareholder of any series shall have a claim on, or any right to, any assets allocated or belonging to any other series.

Shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust or the trustees, whether of the same or other series. In addition, shares shall not entitle shareholders to preference, appraisal, conversion or exchange rights (except as specified herein or as specified by the trustees when creating the shares, as in preferred shares). Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the Investment Company Act of 1940 (the 1940 Act) and the rules promulgated thereunder.  Shareholders receive one vote for every full fund share owned. Each fund or class of a fund, if applicable, will vote separately on matters relating solely to that fund or class.  All shares of the funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the Investment Company Act of 1940 (the 1940 Act).  However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust.  If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting.  Shareholder inquiries can be made by calling 800-873-8637 or by writing to the Trust at U.S. Bancorp Fund Services, c/o U.S. Global Investors Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

Each shareholder of the Trust and of each series shall not be personally liable for debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any series. The trustees shall have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay by way of subscription for any shares or otherwise. Every note, bond, contract or other undertaking issued by or on behalf of the Trust or the trustees relating to the Trust or to a series shall include a recitation limiting the obligation represented thereby to the Trust or to one or more series and its or their assets (but the omission of such a recitation shall not operate to bind any shareholder or trustee of the Trust). Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware. Every written obligation of the Trust or any series shall contain a statement to the effect that such obligation may only be enforced against the assets of the appropriate series or all series; however, the omission of such statement shall not operate to bind or create personal liability for any shareholder or trustee.

Every shareholder, by virtue of having purchased a share, shall become a shareholder and shall be held to have expressly assented and agreed to be bound by the terms of the Agreement and Declaration of Trust.

FUND POLICIES

The following information supplements the discussion of each fund’s policies discussed in the funds’ prospectus.

INVESTMENT RESTRICTIONS. If a percentage investment restriction other than a restriction on borrowing is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the following restrictions.

INDUSTRY CLASSIFICATION. All funds use the Bloomberg Sector Classification System (Bloomberg) for industry classification purposes.

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of the fund’s outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy, or (2) more than 50% of the fund’s outstanding shares.
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A fund may not:

1.	Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	Engage in the business of underwriting securities issued by other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed an underwriter under the Securities Act of 1933.

4.	Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.

5.	Purchase or sell commodities or commodity contracts, except a fund may purchase and sell (i) derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities) and (ii) the Gold and Precious Metals Fund, the World Precious Minerals Fund and the Global Resources Fund may purchase precious metals.

6.	Make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	Invest more than 25% of its total assets in securities of companies principally engaged in any one industry (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), except that the Gold and Precious Metals Fund and World Precious Minerals Fund will invest more than 25% of their total assets in securities of companies involved in the mining, fabrication, processing, marketing or distribution of metals including gold, silver, platinum group, palladium and diamonds; the Global Resources Fund will invest more than 25% of the value of their respective total assets in securities of companies principally engaged in natural resources operations; the Emerging Europe Fund will invest more than 25% of its total assets in securities of companies involved in oil, gas or banking; and the Near-Term Tax Free Fund may invest more than 25% of its total assets in general obligation bonds, single state bonds, or in securities issued by states or municipalities in connection with the financing of projects with similar characteristics, such as hospital revenue bonds, housing revenue bonds, electric power project bonds, industry revenue bonds of similar type projects.*

The Near-Term Tax Free Fund will consider industrial revenue bonds where payment of principal and interest is the ultimate responsibility of companies within the same industry as securities from one industry. The China Region Fund will consider a foreign government to be an “industry.”

The U.S. government, the Federal Reserve, the Treasury, the Securities and Exchange Commission (the “Commission”), the Commodity Futures Trading Commission (the “CFTC”), the Federal Deposit Insurance Corporation and other U.S. governmental and regulatory bodies have recently taken, or are considering taking, actions in response to the economic events of the past few years. These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring sweeping new regulations by the Commission, the CFTC and other regulators. Given the broad scope, sweeping nature, and relatively recent enactment of some of these statutes and regulatory measures, the potential impact they could have on securities held by the funds currently is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the funds. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action. All swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010, are not deemed to be commodities or commodity contracts for purposes of restriction 5 above.

*	Although not part of the funds’ fundamental investment restriction, for purposes of determining a company’s industry, the funds use the Bloomberg Sector Classification System.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may be changed by the board of trustees without a shareholder vote.

1.	All funds will not borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of a fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

2.	All funds will not purchase securities on margin or make short sales, except (i) short sales against the box, (ii) short-term credits as are necessary for the clearance of transactions, and (iii) margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

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3.	The Emerging Europe Fund will invest no more than 25% of its total assets in any one of the Bloomberg-classified industries listed below; provided, however, that if at the time of purchase a corresponding industry classification represents 20% or more of the fund’s benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), then the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

Bloomberg-classified industries involving oil & gas
Oil Companies — Integrated	Oil Field Machinery & Equipment
Oil Companies — Exploration & Production	Oil — Field Services
Oil Refining & Marketing	Oil — U.S. Royalty Trusts
Oil & Gas Drilling	Seismic Data Collection

Bloomberg-classified industries involving banking
Regional Banks — Non-U.S.	Mortgage Banks
Commercial Banks — Non-U.S.	Special Purpose Banks
Diversified Banking Institutions	Super-Regional Banks — U.S.
Central Bank	Commercial Banks — Central U.S.
Cooperative Banks	Commercial Banks — Eastern U.S.
Fiduciary Banks	Commercial Banks — Southern U.S.
Money Center Banks	Commercial Banks — Western U.S.

VALUATION OF SHARES

An equity security traded on a stock exchange or market within the Western Hemisphere is generally valued at its last reported sale price on the primary exchange, as deemed appropriate by U.S. Global Investors, Inc. (Adviser) on the valuation date. If there are no sales on the primary exchange that day, an equity security will be valued at the mean between the last bid and ask quotation. If there is no last bid and ask quotation available, the valuation will revert to the most recent of either the last sale price or the mean between the last bid and ask quotation.

A foreign equity security primarily traded on an exchange or market outside the Western Hemisphere is generally valued at the price that is an estimate of fair value, as provided by an independent third party.

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available. Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available.

Municipal debt securities and long-term U.S. Government obligations are each valued by a pricing service that utilizes a matrix pricing system to value such securities.

Debt securities with maturities of sixty days or less at the time of purchase may be valued based on amortized cost. This involves valuing a security at its initial cost on the date of purchase, and afterwards, any discount or premium is accreted or amortized at a constant rate until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

If market quotations are not readily available, or when the Adviser believes that a readily available market quotation or other valuation produced by the fund’s valuation policies is not reliable, the fund values the assets at fair value using procedures established by the board of trustees. The trustees have delegated pricing authority to the fair valuation committee of the Adviser, for certain pricing issues, as defined in the valuation policies.

Calculation of net asset value may not take place at the same time as the determination of the prices of a portfolio used in such calculations. Events affecting the value of securities that occur between the time prices are established and the close of regular trading on the New York Stock Exchange are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the fund’s net asset value, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor.

Net asset value  is calculated in U.S. dollars. Assets and liabilities valued in another country are converted to U.S. dollars using the exchange rate in effect at the close of the New York Stock Exchange.
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INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of each fund’s investment strategies and risks in the prospectus.

ALL AMERICAN EQUITY FUND AND HOLMES MACRO TRENDS FUND

REAL ESTATE INVESTMENT TRUSTS (REITS). The funds may invest in real estate investment trusts (REITs), which may subject a fund to many of the same risks related to the direct ownership of real estate. These risks may include declines in the value of real estate, risks related to economic factors, changes in demand for real estate, change in property taxes and property operating expenses, casualty losses and changes to zoning laws. REITs are also dependent to some degree on the capabilities of the REIT manager. In addition, the failure of a REIT to continue to qualify as a REIT for federal income tax purposes would have an adverse effect upon the value of a portfolio’s investment in that REIT.

GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND AND GLOBAL RESOURCES FUND

INVESTMENTS IN PRECIOUS MINERALS. The Gold and Precious Metals Fund, World Precious Minerals Fund and the Global Resources Fund may invest in precious minerals such as gold, silver, platinum, and palladium bullion. Because precious minerals do not generate investment income, the return from such investments will be derived solely from the gains and losses realized by the funds upon the sale of the precious minerals. The funds may also incur storage and other costs relating to their investments in precious minerals. Under certain circumstances, these costs may exceed the custodial and brokerage costs associated with investments in portfolio securities. To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), at least ninety percent (90%) of a fund’s gross income for any taxable year must be derived from dividends, interest, gains from the disposition of securities, and income and gains from certain other specified sources and transactions (Gross Income Test). Gains from the disposition of precious metals will not qualify for purposes of satisfying the Gross Income Test. Additionally, to qualify under Subchapter M of the Code, at the close of each quarter of each fund’s taxable year, at least fifty percent (50%) of the value of the fund’s total assets must be represented by cash, Government securities and certain other specified assets (Asset Value Test). Investments in precious minerals will not qualify for purposes of satisfying the Asset Value Test. To maintain each fund’s qualification as a regulated investment company under the Code, each fund will establish procedures to monitor its investments in precious metals for purposes of satisfying the Gross Income Test and the Asset Value Test.

GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND AND CHINA REGION FUND

INDUSTRY CONCENTRATION RISK.

Gold and Precious Metals Fund

The Gold and Precious Metals Fund intends to concentrate its investments in common stocks of companies predominately involved in the mining, fabrication, processing, marketing, or distribution of metals including gold, silver, platinum group, palladium and diamonds. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold. The fund focuses on selecting companies with established producing mines. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.  The fund invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

World Precious Minerals Fund

The World Precious Minerals Fund intends to concentrate its investments in common stocks of companies principally engaged in the exploration for, mining and processing of, or dealing in precious minerals such as gold, silver, platinum and diamonds. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

Global Resources Fund

The Global Resources Fund intends to concentrate its investments in securities of companies within the natural resources industries including natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.
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Emerging Europe Fund

The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil & gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries.  The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund’s performance more volatile. To the extent that the fund’s assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of oversupply and decreased demand. To the extent that the fund’s assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses.

NON-DIVERSIFICATION. The funds have elected to be classified as non-diversified series. For a diversified fund, with respect to 75% of its total assets, the securities of any one issuer will not amount to any more than 5% of the value of the fund’s total assets or 10% of the outstanding voting securities of any single issuer. Under certain conditions, a non-diversified fund may invest without limit in the securities of any single issuer, subject to certain limitations of the Code. Each fund will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. Because the funds may invest a greater proportion of their assets in the securities of a small number of issuers, changes in the financial condition or market assessment of a single issuer may cause greater fluctuation and volatility in the funds’ total returns or asset valuations than if the funds were required to hold smaller positions of the securities of a larger number of issuers.

EMERGING EUROPE FUND

GEOGRAPHIC RISK.

The Czech Republic. The Czech Republic joined the European Union (EU) in 2004. Joining the EU has resulted in a convergence with Western European standards and a modernization of the Czech Republic’s regulatory environment. The market-oriented economy in the Czech Republic is young in comparison to the United States and Western Europe Countries.

Greece.  Greece joined the EU in 1981 and adopted the euro in 2002.  In recent years, Greece was downgraded from a Developed Market to an Emerging Market by MSCI, Russell Indexes, and S&P Dow Jones, and the FTSE Index has Greece on its developed market watch list.  Current political risk may present excess volatility in the Greek market.

Hungary.  Hungary’s market oriented reforms are relatively recent and leave many uncertainties regarding economic and legal issues. Privatization in Hungary has been substantial but is not yet complete.  Owners and managers of Hungarian enterprises are often less experienced with market economies than owners and managers of companies in Western European and U.S. markets. The securities markets on which the securities of these companies are traded are in their infancy. Laws governing taxation, bankruptcy, restrictions on foreign investments and enforcement of judgments are subject to change.

Poland.  The security market in Poland is relatively new, and therefore, investors may be subject to new or amended laws and regulations. Legal reforms have been instituted and laws regarding investments are published on a routine basis. However, important court decisions are not always accessible to practitioners. While there are currently no obstacles to foreign ownership of securities and profits may be repatriated, these laws may be changed anytime without notice.

Russia.  One of the largest problems in the Russian equity market continues to be shareholders’ property rights. In Russia, the only proof of ownership of shares is an entry in the shareholders’ register. Despite a presidential decree requiring companies with over 1,000 shareholders to have an independent body to act as their registrar, in practice a company’s register is still susceptible to manipulation by management. To solve this and related problems, the Federal Securities Commission was created. Also, Russian law requires banks and market professionals to acquire a license before handling securities.
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Slovenia. The Republic of Slovenia is situated between Italy, Austria and Croatia.  Slovenia’s transition from a socialist regime to a market economy continues to be very successful and the economy is currently enjoying healthy growth and balanced trade.  Slovenia became one of the first candidate countries to finalize negotiations with the EU and obtained full EU membership in 2004. EU membership will improve Slovenia’s risk profile and drive foreign investment which will lead to an increased level of liquidity in the stock market and a rise in company valuations.

Turkey. Turkey is a democratic, secular, unitary, constitutional republic whose political system was established in 1923 under the leadership of Mustafa Kemal Atatürk, following the fall of the Ottoman Empire in the aftermath of World War I. Since then, Turkey has become increasingly integrated with the West through membership in organizations such as the Council of Europe, NATO, OECD, OSCE and the G-20 major economies. Turkey began full membership negotiations with the European Union in 2005, having been an associate member of the EEC since 1963, and having reached a customs union agreement in 1995. Meanwhile, as a Muslim-majority country, Turkey has continued to foster close cultural, political, economic and industrial relations with the Eastern world, particularly with the states of the Middle East and Central Asia, through membership in organizations such as the OIC and ECO.

CHINA REGION FUND

GEOGRAPHIC RISK.

The China Region Fund will invest primarily in securities which are listed or otherwise traded by authorized brokers and other entities and will focus its investments on equities and quasi-equity securities. Quasi-equity securities may include, for example: warrants or similar rights or other financial instruments with substantial equity characteristics, such as debt securities convertible into equity securities. Although the China Region Fund expects to invest primarily in listed securities of established companies, it may, subject to local investment limitations, invest in unlisted securities of China companies and companies that have business associations in the China Region, including investments in new and early stage companies. This may include direct equity investments. Such investments may involve a high degree of business and financial risk. Because of the absence of any trading markets for these investments, the China Region Fund may find itself unable to liquidate such securities in a timely fashion, especially in the event of negative news regarding the specific securities or the China markets in general. Such securities could decline significantly in value prior to the China Region Fund’s being able to liquidate such securities. In addition to financial and business risks, issuers whose securities are not listed will not be subject to the same disclosure requirements applicable to issuers whose securities are listed.

People’s Republic of China. The People’s Bank of China is officially responsible for managing stock markets in the People’s Republic of China (PRC), regulating all trading and settlement and approving all issues of new securities. The Shanghai and Shenzhen Stock Exchanges are highly automated with trading and settlement executed electronically. Considerable autonomy has been given to local offices of the State Commission of Economic System Reform in developing securities markets. They are charged with identifying suitable companies for listing.

There are currently two officially recognized securities exchanges in China - the Shanghai Stock Exchange, which opened in December 1990, and the Shenzhen Stock Exchange, which opened in July 1991. Shares traded on these exchanges are of two types - “A” shares, which can be traded only by Chinese investors and qualified foreign institutional investors, and “B” shares. The “B” share market was, prior to February 19, 2001, restricted to individuals and corporations who were not residents of China. However, on February 19, 2001, the Chinese Securities Regulatory Commission (CSRC) announced that domestic Chinese investors with legal foreign currency accounts might invest in “B” shares as well. The “A” share market is now open to qualified foreign institutional investors. The settlement period for “B” share trades is the same in Shenzhen and Shanghai. Settlements are effected on the third business day after the transaction.

China officially launched a cross-border investment channel, or Shanghai-Hong Kong Stock Connect program, on November 17, 2014, allowing a broad range of investors in each market to trade an eligible list of stocks on the other market using their local brokers and clearing houses, subject to a daily and aggregate quota.

The China Region Fund will invest in both new and existing enterprises registered and operating in China. These will include wholly Chinese-owned enterprises, wholly foreign-owned enterprises and Sino-foreign joint ventures. It is not the intention of the China Region Fund to limit its investments to securities listed on the Shenzhen and Shanghai exchanges alone.

Hong Kong. Sovereignty over Hong Kong was transferred from Great Britain to the PRC on July 1, 1997, at which time Hong Kong became a Special Administrative Region (SAR) of the PRC. Under the agreement providing for such transfer (known as the Joint Declaration) and the PRC law implementing its commitments hereunder (Basic Law), the current social and economic systems in Hong Kong are to remain unchanged for at least 50 years, and Hong Kong is to enjoy a high degree of autonomy except in foreign and defense affairs. The SAR will be vested with executive, legislative and judicial power. Laws currently in force, as they may be amended by the SAR Legislature, are to remain in force except to the extent they contravene the Basic Law. The PRC may not levy taxes on the SAR, the Hong Kong dollar is to remain fully convertible, and Hong Kong is to remain a free port. Under the terms of the Basic Law, Hong Kong’s current social freedoms, including freedoms of speech, press, assembly, travel and religion, are not to be affected.
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It is to be expected that the Hong Kong stock market will remain volatile in response to prevailing perceptions of political developments in China. Foreign enterprises are treated virtually the same as domestic enterprises and there are no restrictions on exchange of foreign currencies or on the repatriation of profits. Import and export licenses are easy to obtain. There are no exchange controls, investment restrictions or dividend withholding taxes. However, currently there are no laws in Hong Kong that specifically protect foreign investors against expropriation.

Taiwan. The Taiwan Stock Exchange (TSE), the sole stock exchange in Taiwan, is owned by government-controlled enterprises and private banks. In 1968, the Securities and Exchange Law was passed and, since that time, the Taiwan securities market has been regulated by the Taiwan Securities and Exchange Commission (TSEC), which, in turn, is supervised by the Ministry of Finance (MOF). The Central Bank of China (CBC) is also responsible for supervising certain aspects of the Taiwan securities market.

While, historically, foreign individual investors have not been permitted to invest directly in securities listed on the TSE, since 1990 certain foreign institutional investors have been permitted access to the Taiwan securities market. Currently, foreign institutional investors that meet certain guidelines promulgated by the TSEC and which are also approved by the TSEC, the MOF and the CBC, will be permitted to invest in TSE listed securities. However, qualifying foreign institutional investors (such as the China Region Fund) may not own more than 5% of the shares of a company listed on the TSE, and the total foreign ownership of any listed company may not exceed 10%. In addition, the Taiwanese government prohibits foreign investment in certain industries including transportation and energy companies. Furthermore, Taiwan imposes an overall country limit on investment and requires a long-term commitment. Over time, restrictions on investments in Taiwan have begun to ease to permit greater and more flexible investment in Taiwanese securities.

The political reunification of China and Taiwan is a highly problematic issue that may not be settled in the near future. Taiwan’s economic interaction with China can take place only through indirect channels (generally via Hong Kong) due to the official prohibitions on direct trade between the PRC and Taiwan. Nevertheless, Taiwan has become a significant investor in China and China has become one of the largest markets for Taiwanese goods.

Exchange Control. PRC currency, the Renminbi (RMB), is not freely convertible. The exchange rate of RMB against foreign currencies is regulated and published daily by the State Administration of Exchange Control (SAEC). In 1986, to help solve the foreign exchange problems of foreign investors, China established Foreign Exchange Adjustment Centers, commonly referred to as “swap centers,” in various cities. These swap centers provide an official forum where foreign invested enterprises may, under the supervision and control of SAEC and its branch offices, engage in mutual adjustment of their foreign exchange surpluses and shortfalls. More recently, regulations have been relaxed to allow Chinese state enterprises and individuals to participate in foreign exchange swap transactions. Trading of RMB and foreign currencies at the swap centers is conducted at a rate determined by supply and demand rather than at the official exchange rate. Such market exchange rates can be highly volatile and are subject to sharp fluctuations depending on market conditions.

The China Region Fund may use official or market rates of exchange in connection with portfolio transactions and net asset value determinations consistent with prevailing practices in the relevant markets or locations, except that the China Region Fund will not use any exchange rate if the effect of such use would be to restrict repatriation of assets.

No exchange control approval is required for the China Region Fund to acquire “B” shares listed on stock exchanges. Dividends and/or proceeds from the sale of securities purchased by the China Region Fund in listed China companies may be remitted outside China, subject to payment of any relevant taxes and completion of the requisite formalities.

Shanghai securities are now being quoted in U.S. dollars and Shenzhen securities are now being quoted in Hong Kong dollars.

China and Taiwan joined the World Trade Organization (WTO) as of November 2002. Membership has opened up new channels of trade relations that are overseen by the WTO. This will both open up new trade agreements and provide the proper structure for trade between China and Taiwan and the rest of the WTO membership.

NEAR-TERM TAX FREE FUND

The fund invests primarily in municipal bonds. Municipal securities are generally of two principal types - notes and bonds. Municipal notes generally have maturities of one year or less and provide for short-term capital needs. Municipal bonds normally have maturities of more than one year and meet longer-term needs. Municipal bonds are classified into two principal categories - general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuer and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues derived from a project or facility.
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The fund invests only in debt securities earning one of the four highest ratings by Moody’s Investor’s Services (Moody’s) (Aaa, Aa, A, Baa) or by Standard & Poors Corporation (S&P) (AAA, AA, A, BBB) (or, if not rated by Moody’s or Standard & Poors, as determined by the Adviser to be of comparable quality). Not more than 10% of the fund’s total assets will be invested in the fourth rating category. Investments in the fourth category may have speculative characteristics and therefore, may involve higher risks. Investments in the fourth rating category of bonds are generally regarded as having an adequate capacity to pay interest and repay principal. However, these investments may be more susceptible to adverse changes in the economy. Municipal notes (including variable rate demand obligations) must be rated MIG1/VMIG2 or MIG2/VMIG2 by Moody’s or SP-1 or SP-2 by S&P (or if not rated, as determined by the Adviser to be of comparable quality). Tax-exempt commercial paper must be rated P-1 or P-2 by Moody’s or A-1 or A-2 by S&P (or if not rated, as determined by the Adviser to be of comparable quality).

The fund may purchase variable and floating rate obligations from issuers or may acquire participation interest in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations are municipal securities whose interest rates change periodically. They normally have a stated maturity greater than one year, but permit the holder to demand payment of principal and interest anytime or at specified intervals.

The fund may purchase obligations with term puts attached. “Put” bonds are tax-exempt securities that may be sold back to the issuer or a third party at face value before the stated maturity. The put feature may increase the cost of the security, consequently reducing the yield of the security.

The fund may purchase municipal lease obligations or certificates of participation in municipal lease obligations. A municipal lease obligation is not a general obligation of the municipality for which the municipality pledges its taxing power. Ordinarily, a lease obligation will contain a “nonappropriation” clause if the municipality has no obligation to make lease payments in future years unless money is appropriated for that purpose annually. Because of the risk of nonappropriation, some lease obligations are issued with third-party credit enhancements, such as insurance or a letter of credit.

Municipal lease obligations are subject to different revenue streams than are those associated with more conventional municipal securities. For this reason, before investing in a municipal lease obligation, the Adviser will consider, among other things, whether (1) the leased property is essential to a governmental function of the municipality, (2) the municipality is prohibited from substituting or purchasing similar equipment if lease payments are not appropriated and (3) the municipality has maintained good market acceptability for its lease obligations in the past.

The fund may purchase zero-coupon bonds.  Zero-coupon bonds are bonds that do not pay interest at regular intervals and are issued at a discount from face value.  The discount approximates the total amount of interest the bond will accrue from the date of issuance to maturity.  Even though such securities do not pay current interest in cash, the fund is nonetheless required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders.  Thus, the fund could be required at times to liquidate other investments to satisfy distribution requirements.

While the fund primarily invests in municipal bonds the income of which is free from federal income taxes, it may also invest in repurchase agreements and other securities that may earn taxable income. Moreover, the funds may sell portfolio securities at a gain, which if held more than a year may be taxed to shareholders as long- term capital gains and if held one year or less may be taxed to shareholders as ordinary income.

Subsequent to a purchase by the fund, an issue of municipal bonds may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require sale of such municipal bonds by the fund, but the Adviser will consider such event in its determination of whether the fund should continue to hold the municipal bonds. To the extent that the rating given by Moody’s or Standard & Poors for municipal bonds may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for its investments in accordance with its investment policies.

MOODY’S INVESTORS SERVICE, INC. Aaa-the “best quality.” Aa- “high quality by all standards,” but margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated municipal bonds. A- “upper medium grade obligation.” Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa- “medium grade obligations.” Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

STANDARD & POORS CORPORATION. AAA- “obligation of the highest quality.” AA-issues with investment characteristics “only slightly less marked than those of the prime quality issues.” A- “the third strongest capacity for payment of debt service.” Principal and interest payments on the bonds in this category are considered safe. It differs from the two higher ratings, because with respect to general obligation bonds, there is some weakness, which, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional, and stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. BBB- “regarded as having adequate capacity to pay interest and repay principal.” Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal.
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GENERAL INFORMATION ON MUNICIPAL BONDS. Municipal bonds are generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Municipal bonds may also be issued to refund outstanding obligations. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated hazardous waste-treatment facilities, certain redevelopment projects, airports, docks, and wharves (other than lodging, retail and office facilities), mass commuting facilities, multifamily residential rental property, sewage and solid waste disposal property, facilities for the furnishing of water, and local furnishing of electric energy or gas or district heating and cooling facilities. Such obligations are considered to be municipal bonds provided that the interest paid thereon qualifies as exempt from federal income tax, in the opinion of bond counsel, to the issuer. In addition, if the proceeds from private activity bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

In order to be classified as a “diversified” investment company under the 1940 Act, a mutual fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) or own more than 10% of the outstanding voting securities of any one issuer. For the purpose of diversification under the 1940 Act, the identification of the issuer of municipal bonds depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the issuing entity and the security is backed only by the assets and revenues of such entity, such entity would be deemed to be the sole issuer. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed the sole issuer. If, however, in either case the creating government or some other entity guarantees a security, such a guarantee may be considered a separate security and is to be treated as an issue of such government or other entity.

The yields on municipal bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of a mutual fund’s management fees, as well as other operating expenses, will have the effect of reducing the yield to investors.

Municipal bonds are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities by levying taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal and interest on its, or their, municipal bonds may be materially affected. The Tax Reform Act of 1986 enlarged the scope of the alternative minimum tax. As a result, interest on private activity bonds will generally be a preference item for alternative minimum tax purposes.

From time to time, proposals to restrict or eliminate the federal income tax exemption for interest on municipal bonds have been introduced before Congress. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by the fund would be adversely affected. In such event, the fund would re-evaluate its investment objective and policies.

MUNICIPAL NOTES. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include:

1.	Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of state and local governments. Generally, they are issued in anticipation of various seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these specific future taxes. Tax anticipation notes are usually general obligations of the issuer. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

2.	Revenue Anticipation Notes. Revenue anticipation notes are issued by state and local governments or governmental bodies with the expectation that receipt of future revenues, such as Federal revenue sharing or state aid payments, will be used to repay the notes. Typically, they also constitute general obligations of the issuer.

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3.	Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing for state and local governments until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

4.	Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued and backed by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

VARIABLE RATE DEMAND OBLIGATIONS. Variable rate obligations have a yield that is adjusted periodically based upon changes in the level of prevailing interest rates. Such adjustments are generally made on a daily, weekly or monthly basis. Variable rate obligations may lessen the capital fluctuations usually inherent in fixed income investments.

Unlike securities with fixed rate coupons, variable rate instrument coupons are not fixed for the full term of the instrument. Rather, they are adjusted periodically based upon changes in prevailing interest rates. The more frequently such instruments are adjusted, the less such instruments are affected by interest rate changes. The value of a variable rate instrument, however, may fluctuate in response to market factors and changes in the creditworthiness of the issuer. By investing in variable rate obligations, the funds seek to take advantage of the normal yield curve pattern that usually results in higher yields on longer-term investments. This policy also means that should interest rates decline, the fund’s yield will decline and the fund and its shareholders will forego the opportunity for capital appreciation of the fund’s investments and of their shares to the extent a portfolio is invested in variable rate obligations. Should interest rates increase, the fund’s yield will increase and the fund and its shareholders will be subject to lessened risks of capital depreciation of its portfolio investments and of their shares to the extent a portfolio is invested in variable rate obligations. There is no limitation on the percentage of the fund’s assets which may be invested in variable rate obligations. For purposes of determining the fund’s weighted average portfolio maturity, the term of a variable rate obligation is defined as the longer of the length of time until the next rate adjustment or the time of demand.

Floating rate demand notes have an interest rate fixed to a known lending rate (such as the prime rate) and are automatically adjusted when the known rate changes. Variable rate demand notes have an interest rate that is adjusted at specified intervals to a known rate. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure that ability of the issuer to make payment upon such demand, the note may be supported by an unconditional bank letter of credit.

The trustees have approved investments in floating and variable rate demand notes upon the following conditions: the fund has an unconditional right of demand, upon notice to exceed thirty days, against the issuer to receive payment; the Adviser determines the financial condition of the issuer and continues to monitor it in order to be satisfied that the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates.

OBLIGATIONS WITH TERM PUTS ATTACHED. The fund may purchase municipal securities together with the right that it may resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the usual sense, such a right to resell is commonly known as a “put.” The fund may purchase obligations with puts attached from banks and broker-dealers.

The price the fund expects to pay for municipal securities with puts generally is higher than the price which otherwise would be paid for the municipal securities alone. The fund will use puts for liquidity purposes in order to permit it to remain more fully invested in municipal securities than would otherwise be the case by providing a ready market for certain municipal securities in its portfolio at an acceptable price. The put generally is for a shorter term than the maturity of the municipal security and does not restrict in any way the fund’s ability to dispose of (or retain) the municipal security.

In order to ensure that the interest on municipal securities subject to puts is tax-exempt to the fund, it will limit its use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service.

Since it is difficult to evaluate the likelihood of exercise of the potential benefit of a put, it is expected that puts will be determined to have a “value” of zero, regardless of whether any direct or indirect consideration was paid. Accordingly, puts as separate securities are expected not to affect the calculation of the weighted average portfolio maturity. Where a fund has paid for a put, the cost will be reflected as unrealized depreciation in the underlying security for the period during which the commitment is held, and therefore would reduce any potential gain on the sale of the underlying security by the cost of the put. There is a risk that the seller of the put may not be able to repurchase the security upon exercise of the put by the fund. To minimize such risks, the fund will only purchase obligations with puts attached from sellers whom the Adviser believes to be creditworthy.
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U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

The U.S. Government Securities Ultra-Short Bond Fund invests in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities. The fund invests in various United States government agencies, which, while chartered or sponsored by acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each of these agencies, which include the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority, is supported by its own credit. The Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. In addition, the Tennessee Valley Authority has a credit line of $150 million with the United States Treasury.

COMMON INVESTMENT STRATEGIES AND RELATED RISKS

The following investment strategies apply to the All American Equity Fund, Holmes Macro Trends Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, Global Resources Fund, Emerging Europe Fund, China Region Fund (collectively, the “Equity Funds”), Near-Term Tax Free Fund and U.S. Government Securities Ultra-Short Bond Fund.

MARKET RISK. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the Adviser’s control. Therefore, the return and net asset value of the funds will fluctuate.

FOREIGN SECURITIES. The Equity Funds may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States are, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS (ADRs) AND GLOBAL DEPOSITORY RECEIPTS (GDRs). ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States; and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. For purposes of a fund’s investment policies, all Equity Funds’ investments in depository receipts, except for the Holmes Macro Trends Fund, will be deemed investments in the underlying securities (i.e., investments in foreign issuers). The Holmes Macro Trends Fund’s investment in depository receipts will not be treated as an investment in a foreign issuer.

EMERGING MARKETS. The Equity Funds may invest in countries considered by the Adviser to represent emerging markets. The Adviser determines which countries are emerging market countries by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Generally, emerging markets are those other than North America, Western Europe and Japan.

Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the below listed risks before making an investment in a fund. Investing in emerging markets is considered speculative and involves the risk of total loss of investment.

Risks of investing in emerging markets include:

1.	The risk that a fund’s assets may be exposed to nationalization, expropriation or confiscatory taxation.
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2.	The fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations. The relatively small market capitalization and trading volume of emerging market securities may cause the fund’s investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms that are inherent in the markets of more developed nations may lead to turmoil in the market place, as well as the inability of the fund to liquidate its investments.

3.	Greater social, economic and political uncertainty (including the risk of war).

4.	Greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

5.	Currency exchange rate fluctuations and the lack of available currency hedging instruments.

6.	Higher rates of inflation.

7.	Controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars.

8.	Greater governmental involvement in and control over the economy.

9.	The fact that emerging market companies may be smaller, less seasoned, and newly organized.

10.	The difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers.

11.	The fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value.

12.	The fact that statistical information regarding the economy of many emerging market countries may be inaccurate or not comparable to statistical information regarding the United States or other economies.

13.	Less extensive regulation of the securities markets.

14.	Certain considerations, such as currency fluctuations, less public disclosure and economic and political risk, regarding the maintenance of fund portfolio securities and cash with foreign sub-custodians and securities depositories.

15.	The risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries.

16.	The risk that a fund may be subject to income or withholding taxes imposed by emerging market countries or other foreign governments. The funds intend to elect for federal income tax purposes, when eligible, to “pass through” to the funds’ shareholders the amount of foreign income tax and similar taxes paid by a fund. The foreign taxes passed through to a shareholder would be included in the shareholder’s income and may be claimed as a deduction or credit on their federal income tax return. Other taxes, such as transfer taxes, may be imposed on a fund, but would not give rise to a credit or be eligible to be passed through to the shareholders.

17.	The fact that a fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by a fund in the markets in which the fund will principally invest.

18.	Enterprises in which a fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of a fund’s investment in it. Restrictive or over-regulation may be, therefore, a form of indirect nationalization.

19.	Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. As a result, the return and net asset value of the funds will fluctuate.

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20.	The Adviser may engage in hedging transactions in an attempt to hedge a fund’s foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of a fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of a fund’s performance even when the Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses.

REPURCHASE AGREEMENTS. The funds may invest a portion of their assets in repurchase agreements with United States broker-dealers, banks and other financial institutions, provided the funds’ custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, a fund purchases securities subject to the seller’s agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed upon interest rate during the time of investment. All repurchase agreements must be collateralized with securities (typically United States government or government agency securities), the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause a fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, funds will enter into repurchase agreements only with institutions and dealers the Adviser considers creditworthy.

SECURITIES LENDING. Each fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Currently, it is not the intention of any fund to lend securities. When lending securities, a fund will receive cash or high-quality securities as collateral for the loan. Each fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with non-governmental securities. Under the terms of the funds’ current securities lending agreements, the funds’ lending agent has guaranteed performance of the obligation of each borrower and each counterparty to each repurchase agreement in which cash collateral is invested.

A failure by a borrower to return the loaned securities when due could result in a loss to the fund if the value of the collateral is less than the value of the loaned securities at the time of the default. In addition, a fund could incur liability to the borrower if the value of any securities purchased with cash collateral decreases during the term of the loan.

BORROWING. The funds may have to deal with unpredictable cash flows as shareholders purchase and redeem shares. Under adverse conditions, the funds might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

Each fund may borrow money to the extent permitted under the 1940 Act. As a nonfundamental policy, a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund’s total assets (including the amount borrowed) less liabilities (other than borrowing). Through such borrowings, these funds may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the funds’ performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, a fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that a fund borrows money before selling securities, the fund would be leveraged such that the fund’s net assets may appreciate or depreciate more than an unleveraged portfolio of similar securities. Since substantially all of a fund’s assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund’s portfolio assets increase in value and decrease more when the fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns that the funds earn on portfolio securities. Under adverse conditions, the funds might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

LOWER-RATED SECURITIES. The Equity Funds may invest in lower-rated debt securities (commonly called “junk bonds”), which may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower-rated bonds and of the value of a fund’s shares, and an increase in issuers’ defaults on such bonds.
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In addition, many issuers of lower-rated bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which a fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the fund’s ability to recover full principal or to receive payments when senior securities are in default.

The credit rating of a security does not necessarily address its market value risk. In addition, ratings may, from time to time, be changed to reflect developments in the issuer’s financial condition. Lower-rated securities held by a fund have speculative characteristics that are apt to increase in number and significance with each lower rating category.

When the secondary market for lower-rated bonds becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities.

Also, increased illiquidity of the market for lower-rated bonds may affect a fund’s ability to dispose of portfolio securities at a desirable price.

In addition, if a fund experiences unexpected net redemptions, it could be forced to sell all or some of its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the fund’s expenses can be spread and possibly reducing the fund’s rate of return. Prices of lower-rated bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the fund’s investments in lower-rated bonds.

CONVERTIBLE SECURITIES. The Equity Funds may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock, or commodity. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

RESTRICTED SECURITIES. From time to time, the Equity Funds may purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, a fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

DERIVATIVE SECURITIES. The Equity Funds may purchase derivative securities. Derivative securities may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for a fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect a fund’s unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of a fund’s portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Equity Funds’ ability to successfully use derivative securities will depend upon the Adviser’s ability to predict pertinent market movements, which cannot be assured. Investing in derivative securities will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

Derivative securities have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such derivative securities could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a fund’s position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time, they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of derivative securities would reduce net asset value, and possibly income, and such losses can be greater than if the derivative securities had not been used.
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The funds’ activities involving derivative securities may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

SPECIFIC FUND LIMITATIONS ON DERIVATIVE SECURITIES. The All American Equity Fund will limit its investments in derivative securities to purchasing stock index futures contracts or purchasing options thereon, purchasing and selling call options and purchasing put options on stock indexes, selling covered call options on portfolio securities, buying call options on securities the fund intends to purchase, buying put options on portfolio securities, and engaging in closing transactions for an identical option. The underlying value of all futures contracts shares may not exceed 35% of the All American Equity Fund’s total assets. The All American Equity Fund will not borrow money to purchase futures contracts or options.

OPTIONS. All Equity Funds may purchase and sell options. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by that fund would exceed 10% of that fund’s total assets.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price. A fund’s purchase of a call option on a security, financial future, index currency or other instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An “American style” put or call option may be exercised at any time during the option period while a “European style” put or call option may be exercised only upon expiration or during a fixed period prior thereto.

Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (OCC), which guarantees the performance of the obligations of the parties to such options. Over-the-counter (OTC) options are purchased from or sold to securities dealers, financial institutions or other parties (Counterparty(ies)) through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are set by negotiation of the parties. Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.

The funds’ ability to close out their position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. Exchange-listed options, because they are standardized and not subject to Counterparty credit risk, are generally more liquid than OTC options. There can be no guarantee that a fund will be able to close out an option position, whether in exchange-listed options or OTC options, when desired. An inability to close out its options positions may reduce a fund’s anticipated profits or increase its losses.

If the Counterparty to an OTC option fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund, or fails to make a cash settlement payment due in accordance with the terms of that option, a fund may lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

The funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security, commodity, index, currency or other instrument security decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security, commodity, index, currency or other instrument increases or does not decrease by more than the premium (in the case of a put option).

WRITING OPTIONS ON SECURITIES. The Equity Funds may write “covered” put and call options. The funds may also enter into transactions to close out an investment in any put or call options. If a fund writes (i.e., sells) a call option, the premium received may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in a portfolio, or may increase the fund’s income. If a fund sells (i.e., issues) a put option, the premium that it receives may serve to reduce the cost of purchasing the underlying security, to the extent of the option premium, or may increase a fund’s capital gains. All options sold by a fund must be “covered” (e.g., the fund must be long when selling a call option). The securities or futures contract subject to the calls or puts must meet the asset segregation requirements described below as long as the option is outstanding. Even though a fund will receive the option premium to help protect it against loss or reduce its cost basis, an option sold by a fund exposes the fund during the term of the option to possible loss. When selling a call, a fund is exposed to the loss of opportunity to realize appreciation in the market price of the underlying security or instrument, and the transaction may require the fund to hold a security or instrument that it might otherwise have sold. When selling a put, a fund is exposed to the possibility of being required to pay greater than current market value to purchase the underlying security. The funds will not write any call or put options if, immediately afterwards, the aggregate value of a fund’s securities subject to outstanding “covered” call or put options would exceed 50% of the value of the fund’s total assets.
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WARRANTS. The Equity Funds may invest in warrants to gain exposure to individual securities in a specific industry over the long term. Warrants allow the funds to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The funds may also receive warrants when they participate in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant the warrant is “in the money.” If the exercise price of the warrant is above the value of the underlying stock it is “out of the money.” “Out of the money” warrants tend to have different price behaviors than “in the money” warrants. As an example, the value of an “out of the money” warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant’s value is primarily derived from the time component.

Most warrants are exchange-traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange-traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by a fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant

FUTURES CONTRACTS. The Equity Funds may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchange where they are listed with payment of an initial variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The use by the funds of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) that initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked-to-market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the purchaser. If a fund exercises an option on a futures contract, it will be obligated to post initial margin (and potentially subsequent variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset, before settlement, at an advantageous price, nor that delivery will occur.

A fund will not enter into a futures contract or related option (except for closing transactions) if, immediately afterwards, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the fund’s total assets (taken at current value). However, in the case of an option that is in the money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Each Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.  The funds are limited in their ability to use futures and options on futures or commodities or engage in swap transactions.  If a fund were no longer able to claim the exclusion, the Adviser would be required to register as a “commodity pool operator,” and the fund and the Adviser would be subject to regulation under the Commodity Exchange Act.
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FOREIGN CURRENCY TRANSACTIONS. The Equity Funds may engage in currency transactions with Counterparties in an attempt to hedge an investment in an issuer incorporated or operating in a foreign country or in a security denominated in the currency of a foreign country against a devaluation of that country’s currency. Currency transactions include forward currency contracts, exchange-listed currency futures, and exchange-listed and OTC options on currencies. A fund’s dealing in forward currency contracts and other currency transactions such as futures, options, and options on futures generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which a fund has (or expects to have) portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings or portfolio securities, the Equity Funds may engage in proxy hedging. Proxy hedging may be used when the currency to which a fund’s portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency in which some or all of a fund’s portfolio securities are, or are expected to be denominated, and to buy U.S. dollars.

To hedge against a devaluation of a foreign currency, a fund may enter into a forward market contract to sell to banks a set amount of such currency at a fixed price and at a fixed time in the future. If, in foreign currency transactions, the foreign currency sold forward by a fund is devalued below the price of the forward market contract and more than any devaluation of the U.S. dollar during the period of the contract, a fund will realize a gain as a result of the currency transaction. In this way, a fund might reduce the impact of any decline in the market value of its foreign investments attributable to devaluation of foreign currencies.

A fund may sell foreign currency forward only as a means of protecting their foreign investments or to hedge in connection with the purchase and sale of foreign securities, and may not otherwise trade in the currencies of foreign countries. Accordingly, a fund may not sell forward the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated in that particular foreign currency (or issued by companies incorporated or operating in that particular foreign country) plus an amount equal to the value of securities it anticipates purchasing less the value of securities it anticipates selling, denominated in that particular currency.

As a result of hedging through selling foreign currencies forward, in the event of a devaluation, it is possible that the value of a fund’s portfolio would not depreciate as much as the portfolio of a fund holding similar investments that did not sell foreign currencies forward. Even so, the forward market contract is not a perfect hedge against devaluation because the value of a fund’s portfolio securities may decrease more than the amount realized by reason of the foreign currency transaction. To the extent that a fund sells forward currencies that are thereafter revalued upward, the value of that fund’s portfolio would appreciate to a lesser extent than the comparable portfolio of a fund that did not sell those foreign currencies forward. If, in anticipation of a devaluation of a foreign currency, a fund sells the currency forward at a price lower than the price of that currency on the expiration date of the contract, that fund will suffer a loss on the contract if the currency is not devalued, during the contract period, below the contract price. Moreover, it will not be possible for a fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency in the future at a price above the devaluation level it anticipates. It is possible that, under certain circumstances, a fund may have to limit its currency transactions to permit that fund to qualify as a regulated investment company under Subchapter M of the Code. Foreign currency transactions would involve a cost to the funds, which would vary with such factors as the currency involved, the length of the contact period and the market conditions then prevailing. The funds will not attempt to hedge all their foreign investments by selling foreign currencies forward and will do so only to the extent deemed appropriate by the Adviser.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many derivative securities, in addition to other requirements, require that the Equity Funds segregate liquid high grade assets with their custodian to the extent that the fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation of a fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or subject to any regulatory restrictions, an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must either be identified as being restricted in a fund’s accounting records or physically segregated in a separate account at that fund’s custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by a fund.

PARTICIPATORY NOTES. These are derivative securities that are linked to the performance of an underlying foreign security. This type of investment allows a fund to have market exposure to foreign securities without trading directly in the local market. The purchaser of a participatory note must rely on the creditworthiness of the bank or broker-dealer who issues the participatory note, and these notes do not have the same rights as shareholder of the underlying foreign security.
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TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes during periods that, in the Adviser’s opinion, present the funds with adverse changes in the economic, political or securities markets, the funds may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When a fund is in a defensive investment position, it may not achieve its investment objective.

U.S. GOVERNMENT SECURITIES. U.S. Government obligations include securities, which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities, which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds.

Agencies or instrumentalities established by the U.S. Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Student Loan Marketing Association. Also included is the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. Securities issued by such agencies or instrumentalities are neither insured nor guaranteed by the U.S. Treasury.

CYBER SECURITY RISK.  The funds and their service providers may be subject to operational and information security risks resulting from cyber security breaches.  Cyber security breaches may result from deliberate cyber attacks, although unintentional events may have effects similar to those caused by cyber attacks.  Cyber attacks may include the stealing or corrupting of data maintained online or digitally, denial-of-service attacks on fund websites, the unauthorized release of confidential information or other operational disruption.  Successful cyber attacks against, or security breaches of, a fund or the Adviser, the distributor, custodian, the transfer agent, selling agents and/or other third-party service providers may adversely impact the fund or its shareholders.  Similar types of cyber security risks are also present for issuers of securities or other instruments in which the funds invest, which could result in material adverse consequences for such issuers, and may cause the funds’ investment therein to lose value.

PORTFOLIO TURNOVER

The Adviser buys and sells securities for a fund to accomplish the fund’s investment objective. A fund’s investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. A fund’s investments may also be traded to take advantage of perceived short-term disparities in market values. A change in the securities held by a fund is known as “portfolio turnover.”

A fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the fund’s rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that a fund would not qualify as a regulated investment company under Subchapter M of the Code. High turnover may result in a fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that the fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income and excise taxes (see “Federal Income Taxes”).
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The portfolio turnover rates for the two most recent fiscal years are as follows:

FUND	December 31, 2014	December 31, 2015
All American Equity Fund	253%	[0]%
Holmes Macro Trends Fund	183%	[0]%
Gold and Precious Metals Fund	99%	[0]%
World Precious Minerals Fund	61%	[0]%
Global Resources Fund	444%	[0]%
Emerging Europe Fund	93%	[0]%
China Region Fund	235%	[0]%
Near-Term Tax Free Fund	12%	[0]%
U.S. Government Securities Ultra-Short Bond Fund	33%	[0]%

Turnover for the Global Resources Fund was higher than usual mainly due to the discontinuation of the Morgan Stanley Commodity Related Index (“CRX”) in July 2014.  After the fund replaced the CRX with the S&P Global Natural Resources Index (Net Total Return), the fund repositioned the portfolio to more closely align itself with the new index, which is more diverse than the CRX.  In addition, heightened volatility within the entire commodities complex, including a major decline in the price of crude oil, prompted higher fund flows, causing additional portfolio turnover.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Portfolio holdings as of the end of the funds' annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days after the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days after the end of such period. You may request a copy of the funds' latest annual or semi-annual report to shareholders, when they are available, or a copy of the funds' latest Form N-Q, when they are available, which contains each fund's portfolio holdings, by contacting the transfer agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the funds' latest Form N-CSR and Form N-Q, when it is available, by accessing the SEC's website at www.sec.gov.

Each fund's nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the fund's operations that the fund has retained them to perform so long as the disclosure is subject to duties of confidentiality imposed by law and/ or contract as determined by each fund's officers and, if applicable, the Board. Each fund's portfolio holdings are available in real-time on a daily basis to the Adviser, the Administrator and the Custodian. In addition, the Distributor, the independent auditors, proxy voting services, mailing services, and financial printers may have access, but not on a daily real-time basis, to each fund's nonpublic portfolio holdings information on an ongoing basis. The trustees, Trust's officers, legal counsel to the Trust and to the Independent Trustees, and the funds' independent registered public accounting firm may receive such information on an as needed basis. Disclosure of portfolio holdings to these entities is subject to the officer determination and Board reporting requirements discussed in the next paragraph.

From time to time, nonpublic information regarding a fund's portfolio holdings may also be disclosed to certain mutual fund consultants, analysts and rating/ranking entities, or other entities or persons (“Recipients”) that have a legitimate business purpose in receiving such information. Any disclosure of information more current than the latest publicly available portfolio holdings information will be made only if a Trust officer (i.e., the President or the Treasurer) determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the fund has legitimate business purposes for disclosing the information; and (3) the disclosure is in the best interests of the fund and its shareholders. Any Recipient, other than a ratings or ranking organization, receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the fund, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (3) upon request from the Trust, will return or promptly destroy the information. Any Recipient that is a ratings or ranking organization receiving such information must have in place control mechanisms to reasonably ensure or otherwise agree that: (1) the holdings information will be kept confidential; (2) no employee shall use the information to effect trading or for their personal benefit; and (3) the nature and type of information that any employee, in turn, may disclose to third-parties is limited. The Trust officer shall report to the Board at its next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust officer's reasons for determining to permit such disclosure.

The Adviser may provide investment management for accounts of clients other than the funds, which may result in some of those accounts having a composition substantially similar to that of the funds. The Adviser and its affiliates may provide regular information to clients and others regarding the holdings in accounts that the Adviser manages, but no information is provided to clients or others that identifies the actual composition of a fund's holdings, specifies the amount of a fund's assets invested in a security or specifies the extent of any such similarities among accounts managed by the Adviser.
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No compensation is received by the funds, or, to the funds' knowledge, paid to its Adviser or any other party in connection with the disclosure of the funds' portfolio holdings. The codes of ethics of the Trust and the Adviser are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning a fund's portfolio holdings. In addition, the funds' service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The funds' portfolio holdings disclosure policy is subject to review by the Trust's Chief Compliance Officer (“CCO”), who will report the results of such review at least annually to the Board. Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

There is no assurance that the funds' portfolio holdings disclosure policy will protect the funds against potential misuse of holdings information by individuals or firms in possession of that information.
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MANAGEMENT OF THE TRUST

A. Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the funds, which includes the general oversight and review of each fund's investment activities, in accordance with federal law, Delaware law and the stated policies of the funds. The Board oversees the Trust's officers and service providers, including the Adviser, who is responsible for the management of the day-to-day operations of each fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust's CCO. The Board also is assisted by the Trust's independent auditor (which reports directly to the Trust's Audit Committee), independent counsel and other experts as appropriate, all of which are selected by the Board.

The Fund Complex includes the Trust, Forum Funds, Forum Funds II and Forum ETF Trust and is overseen by different Boards of Trustees. The Trust's Board oversees its nine separate series, and another Board oversees Forum Funds, Forum Funds II and Forum ETF Trust and each of their separate series. The use of separate boards, each with its own committee structure, allows the trustees of each trust in the Fund Complex to focus on the unique issues of the funds they oversee, including common research, investment and operational issues. On occasion, the separate boards may establish joint committees to address issues with consequences for the entire Fund Complex.  The trustees of the Trust are the same as the trustees of Forum Funds II.

Board Structure and Related Matters. Independent Trustees constitute at least a majority of the Board members. David Tucker, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair's responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust's officers, other management personnel and counsel to the funds. The Independent Chair also performs such other duties as the Board may from time to time determine.

The trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each fund, the number of funds overseen by the Board, the arrangements for the conduct of each fund's operations, the number of trustees and the Board's responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the trustees are able to oversee effectively the number of funds in the complex.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each trustee serves until his death, resignation or removal and replacement. The address for all trustees is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101. Stacey E. Hong and John Y. Keffer are considered interested trustees due to their affiliation with Atlantic.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2015	Director, Blue Sky Experience (a charitable endeavor), since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	[48]	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, Forum Funds II
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2015
Chief Financial Officer, Institute of International Education 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. 2005-2008; Adjunct Professor of Accounting, Fairfield University from 2009-2012.
				[22]	Trustee, Forum ETF Trust; Trustee, Forum Funds II
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2015	Principal, Portland Global Advisors 1996-2010.	[22]	Trustee, Forum ETF Trust; Trustee, Forum Funds II
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2015	President, Atlantic since 2008	[22]	Trustee, Forum Funds II
John Y. Keffer[1] Born: 1942	Trustee	Since 2015
Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non- depository trust company chartered in the State of Maine) since 1997.
				[48]	Trustee, Forum Funds, Forum ETF Trust; Trustee, Forum Funds II; Director, Wintergreen Fund, Inc.

[1]	Atlantic and Forum Investment Advisors, LLC are subsidiaries of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.
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In addition to the information set forth in the table above, each trustee possesses certain relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute (“ICI”); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual's board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.

Mark D. Moyer: Mr. Moyer has extensive experience with finance, having served as chief financial officer for an integrated media company and a not-for-profit organization. Mr. Moyer also served as an adjunct professor of accounting at Fairfield University.

Jennifer Brown-Strabley: Ms. Brown-Strabley has extensive experience in the financial services and investment management industry, including institutional sales experience in global fixed-income and related quantitative research. Ms. Brown-Strabley also has experience in business start-up and operations and as a former principal of a registered investment adviser, for which she continues to provide consulting advice from time to time.

Stacey E. Hong: Mr. Hong has experience in auditing as a certified public accountant, and in the financial services industry as the president of a fund service provider specializing in administration, accounting, and transfer agency services for pooled investment products. Mr. Hong serves a principal executive officer, and has served as the principal financial officer, for certain investment companies.

John Y. Keffer: Mr. Keffer has extensive experience in the investment management industry, including organizational experience as chairman and chief executive officer of a fund service provider; and multiple years of service as a trustee. Mr. Keffer also served as a trustee of Monarch Funds from 2003 to 2009 and Core Trust from 1995 to 2006 and continues to serve as an interested trustee of Forum Funds, Forum ETF Trust, and Forum Funds II and an independent director of Wintergreen Fund, Inc., another open-end management investment company.
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Risk Oversight. Consistent with its responsibility for oversight of the Trust and the funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the funds. The Adviser, as part of its responsibilities for the day-to-day operations of the funds, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board's oversight of risk management for the Trust and the funds.

In general, the funds' risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the funds. In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations and compliance of each fund's investments.

The Board also oversees risk management for the Trust and the funds through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Adviser and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the funds' compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the funds' compliance program.

The Board receives regular reports from a “Valuation Committee,” composed of representatives of the Adviser. The Valuation Committee operates pursuant to the Trust's Valuation and Error Correction Policy (the “Valuation Policy”), as approved by the Board. The Valuation Committee reports to the Board on the pricing of the funds’ shares and the valuation of the funds’ portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy; and carries out any other functions delegated to it by the Board relating to the valuation of fund assets.

The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the funds. For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board's consideration of the renewal of the investment advisory agreement between the Adviser and the Trust on behalf of the funds (the “Advisory Agreement”). Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board's consideration of the renewal of any distribution plan of the funds under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Adviser also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust's independent auditors on internal control and financial reporting matters.

Trustee Ownership in the Funds and the Fund Complex. The following table sets forth each trustee's ownership of the funds and the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Funds as of December 31, 2015	Aggregate Dollar Range of Ownership as of December 31, 2015 in all Registered Investment Companies Overseen by Trustee in the Fund Complex
Independent Trustees
David Tucker	[None]	[None]
Mark D. Moyer	[None]	[None]
Jennifer Brown-Strabley	[None]	[None]
Interested Trustees
Stacey E. Hong	[None]	[None]
John Y. Keffer	[None]	[None]

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.
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Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Chief Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.
Karen Shaw Born: 1972	Treasurer; Chief Financial Officer	Since 2015	Senior Vice President, Atlantic since 2008.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer, and Identity Theft Prevention Officer	Since 2015	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.
Carlyn Edgar Born: 1963	Chief Compliance Officer, Code of Ethics Review Officer	Since 2015	Senior Vice President, Atlantic since 2008.

C. Ownership of Securities of the Adviser and Related Companies
As of December 31, 2015, [no Independent Trustee (or any of his immediate family members) owned beneficially or of record, securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.]

D. Information Concerning Trust Committees

Audit Committee. The Trust's Audit Committee, which meets when necessary, consists of Ms. Brown-Strabley and Messrs. Tucker and Moyer. Pursuant to a charter adopted by the Board on December 9, 2015, which superseded a previous charter, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent auditors to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended December 31, 2015, the Audit Committee met [five] times pursuant to the superseded charter and with different committee membership.

Nominating Committee. The Trust's Nominating Committee, which meets when necessary, consists of Ms. Brown-Strabley and Messrs. Tucker and Moyer. Pursuant to a charter adopted by the Board on December 9, 2015, which superseded a previous charter, the Nominating Committee is charged with the duty of nominating all trustees and committee members and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for trustees recommended by security holders. During the fiscal year ended December 31, 2015, the Nominating Committee met three times pursuant to the superseded charter and with different committee membership.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (the “QLCC”), which meets when necessary, consists of Ms. Brown-Strabley and Messrs. Tucker, Moyer and Hong. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended December 31, 2015, the QLCC [did not] meet.

E. Compensation of Trustees and Officers

The following table sets forth the fees paid to each trustee by the funds and the Trust for the fiscal year ending December 31, 2015.

Trustee	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Complex
Independent Trustees
David Tucker	$[0]	N/A	$[0]
Mark D. Moyer	$[0]	N/A	$[0]
Jennifer Brown-Strabley	$[0]	N/A	$[0]
Interested Trustees
Stacey E. Hong	$[0]	N/A	$[0]
John Y. Keffer	$[0]	N/A	$[0]
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*
Each trustee was elected on December 9, 2015. On December 9, 2015, the Board approved new trustee compensation under which Independent Trustees of the Trust each receive an annual fee of $15,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $20,000. The trustees and Chairman may receive additional fees for special Board meetings. Each trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the trustees.

CODE OF ETHICS

The Trust, the Adviser, and the Distributor have each adopted a Code of Ethics in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the “1940 Act”). The Code of Ethics allows access persons to purchase and sell securities for their own accounts, subject to certain reporting requirements and trading restrictions. The Code of Ethics prohibits all persons subject to the Code of Ethics from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a fund for a certain prescribed period of time. The foregoing description is qualified in its entirety by the Code of Ethics, a copy of which has been filed with the Securities and Exchange Commission.

PROXY VOTING POLICIES

Proxies for each fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth below. Each fund’s proxy voting record, including information regarding how each fund voted proxies relating to portfolio securities held by the fund, for the most recent twelve-month period ended June 30, is available without charge, upon request, by calling 1-800-US-FUNDS, and on the SEC’s website at http://www.sec.gov.

VOTING PROCEDURES

The Trust has retained Glass Lewis & Co. (“Glass Lewis”), a proxy voting and consulting firm, to receive proxy voting statements, provide information and research, make proxy vote recommendations, and handle the administrative functions associated with the voting of fund proxies. The proxy voting guidelines developed and maintained by Glass Lewis are an extensive list of common proxy voting issues and its voting recommendations.  A copy of the guidelines can be obtained by calling 1-800-USFUNDS and on the funds’ website at www.usfunds.com.  Common proxy voting issues in the guidelines include, but are not limited to, the following:

Election of Auditors - considering factors such as auditor’s financial interest or association with company, poor accounting practices, and fees paid for non-audit services.

Election of Directors - considering factors such as attendance of board meetings, service on other boards, failure to act on shareholder proposals, lack of audit, compensation, or nominating committee, correlation between CEO pay and company performance.

Proxy Contest - considering factors such as performance of the target company, management’s track record, and reimbursing solicitation expenses.

Takeover Defenses - considering factors such as poison pills, shareholder ability to call special meetings, and supermajority vote requirements.

Merger and Corporate Restructurings - considering factors such as valuation, market reaction, strategic rationale, negotiations, conflicts of interest, and governance

State of Incorporation - considering factors such as governance provisions, economic benefits, and jurisdictional law.

Capital Structure - considering factors such as common stock authorization, dual-class stock authorization, and preferred stock authorization.

Executive and Director Compensation - considering factors such as equity compensation plans, poor pay practices, employee stock purchase plans, and option backdating practices.

While Glass Lewis makes the proxy vote recommendations, the Adviser retains the ultimate authority on deciding how to vote. However, in general, it is the Adviser’s policy to vote in accordance with Glass Lewis. A decision to override Glass Lewis’ recommendation is made by the Adviser’s Proxy Review Committee. In reviewing and evaluating Glass Lewis’ recommendations, the Proxy Review Committee may consider information from other sources, including the recommendation of a portfolio team member as well as the fundamental and statistical models used by the portfolio department when making investment decisions. One of the primary factors the committee considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the committee considers in determining how proxies should be voted. As a matter of practice, the committee will vote in accordance with management’s position. However, each issue is individually evaluated and the committee will consider its effect on the investment merits of owning that company’s shares. With respect to international securities, the committee is mindful of the varied market practices and environments relating to corporate governance in the local regions. The committee’s experience as a money manager enables its analysts to understand the complexities of the regions in which they invest and to skillfully analyze the proxy issues relevant to the regions. The committee may decide that it is in a fund’s best interest to not vote the shares of foreign companies. All votes contrary to Glass Lewis’s recommendation are reported to the board of trustees.
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Glass Lewis does not provide proxy voting services for certain securities held by the fund (i.e., a privately held company) and, therefore, will not make a vote recommendation.  The Adviser’s Proxy Review Committee will evaluate these proxies in the same manner it uses to determine if it is appropriate to override Glass Lewis’ recommendation.

CONFLICT OF INTEREST

If the Proxy Review Committee determines that, through reasonable inquiry, an issue raises a potential material conflict of interest, the Proxy Review Committee will follow the recommendations of Glass Lewis except as follows. If the committee believes that it would be in the best interest of the Trust to vote a proxy other than according to the recommendation of Glass Lewis, the committee shall document in writing the basis supporting its determination. A summary of all such votes shall be presented to the board of trustees at the next regularly scheduled meeting of the board.

PRINCIPAL HOLDERS OF SECURITIES

As of  April [_], 2016, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each fund’s Investor Class shares except for the Near-Term Tax Free Fund.  The officers and trustees of the Trust, as a group, owned approximately 3% of the Near-Term Tax Free Fund. The funds are aware of the following entities or persons who owned beneficially or of record more than 5% of the outstanding shares of the funds as of April [_], 2016.

FUND	SHAREHOLDERS	PERCENTAGE OWNED
[_____] Fund	[______]	[__]%

INVESTMENT ADVISORY AND OTHER SERVICES

The investment adviser to the funds is U.S. Global Investors, Inc. (Adviser), a Texas corporation, pursuant to an advisory agreement dated as of October 1, 2008. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and is a controlling person of the Adviser.

The funds listed below paid the following management fees for the three most recent fiscal years:

	Fiscal Year Ended
FUND	December 31, 2013	December 31, 2014	December 31, 2015
All American Equity Fund	$159,042	$185,983	$[0]
Holmes Macro Trends Fund	$378,923	$513,911	$[0]
Gold and Precious Metals Fund	$1,000,736	$752,383	$[0]
World Precious Minerals Fund	$1,937,073	$1,428,006	$[0]
Global Resources Fund	$3,603,739	$2,683,377	$[0]
Emerging Europe Fund	$1,809,598	$1,203,532	$[0]
China Region Fund	$339,184	$290,521	$[0]
Near-Term Tax Free Fund	$247,697	$333,667	$[0]
U. S. Government Securities Ultra-Short Bond Fund	$649,135	$346,170	$[0]

The funds listed below paid the following management fees (inclusive of any performance fee adjustments and net of expenses paid by the Adviser or fee waivers) for the three most recent fiscal years:
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	Fiscal Year Ended
FUND	December 31, 2013	December 31, 2014	December 31, 2015
All American Equity Fund	$96,186	$168,664	$[0]
Holmes Macro Trends Fund	$314,221	$496,390	$[0]
Gold and Precious Metals Fund	$1,196,420	$749,259	$[0]
World Precious Minerals Fund	$1,819,275	$1,517,841	$[0]
Global Resources Fund	$3,281,504	$1,843,643	$[0]
Emerging Europe Fund	$1,734,314	$1,203,532	$[0]
China Region Fund	$189,919	$179,068	$[0]
Near-Term Tax Free Fund	$0	$0	$[0]
U. S. Government Securities Ultra-Short Bond Fund	$0	$0	$[0]

The Adviser had an agreement with Charlemagne Capital (IOM) Limited (“CCIOM”) to provide nondiscretionary subadvisory services to the Emerging Europe Fund for a fee of $5,000 per month.  Such agreement was terminated on July 31, 2014.
The Adviser paid CCIOM fees of $60,000, and $35,000 for the fiscal years ended December 31, 2013, and December 31, 2014, respectively.

The Trust pays the Adviser a separate management fee for each fund in the Trust. The Adviser’s fee may be reduced if the assets of certain funds reach a certain level and this reduction is reflected in the Base Advisory Fee Schedule below. In addition, the Advisory fee for certain funds may be adjusted up or down by 0.25% based upon the fund’s performance relative to the cumulative performance of its benchmark index and hurdle rate as reflected in the Performance Fee Schedule below. The Advisory fee is paid monthly.

BASE ADVISORY FEE SCHEDULE

NAME OF FUND	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS
All American Equity Fund	0.80%≤$500,000,000; 0.75%> $500,000,000
Holmes Macro Trends Fund	1.00%
Gold and Precious Metals Fund	0.90% ≤$500,000,000; 0.85%> $500,000,000
World Precious Minerals Fund	1.00%≤$500,000,000; 0.95% $500,000,001 - $1,000,000,000; 0.90%>$1,000,000,000
Global Resources Fund	0.95%≤$500,000,000; 0.90% $500,000,001 - $1,000,000,000; 0.85%>$1,000,000,000
Emerging Europe Fund	1.25%
China Region Fund	1.25%
Near-Term Tax Free Fund	0.50%
U.S. Government Securities Ultra-Short Bond Fund	0.50%≤$250,000,000; 0.375%>$250,000,000

The Adviser has voluntarily limited total fund operating expenses (exclusive of performance fees, acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest ) to not exceed 2.20% for the All American Equity Fund, 2.20% for the Holmes Macro Trends Fund, 1.90% for the Gold and Precious Metals Fund, 1.90% for the World Precious Minerals Fund, 1.90% for the Global Resources Fund, 2.85% for the Emerging Europe Fund, 2.55% for the China Region Fund, and 0.45% for the U.S. Government Securities Ultra-Short Bond Fund. The Adviser can modify or terminate this arrangement at any time. The Adviser may temporarily agree to additional reimbursements or limitations.

The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45% for the Near-Term Tax Free Fund on an annualized basis through [April 30, 2017]. This arrangement may not be changed or terminated during this period without approval of the fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after [April 30, 2017].[to be updated]

Prior to December 20, 2013, the Adviser had voluntarily agreed to waive fees and/or reimburse expenses for the U.S. Government Securities Ultra-Short Bond Fund to the extent necessary to maintain a certain minimum net yield for the fund, as determined by the Adviser with respect to the fund (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund’s net yield to fall below the fund’s previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement. This recapture could negatively affect the fund’s yield and expenses in the future.

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The base advisory fee for the equity funds listed above may be adjusted up or down by 0.25% based upon the fund’s performance relative to the cumulative performance of its benchmark index and hurdle rate. The chart below reflects each fund’s base advisory fee, its relative benchmark, and hurdle rate.

PERFORMANCE FEE SCHEDULE

	Base Advisory Fee	Benchmark	Hurdle Rate	Base Advisory Fee Range With Performance Fee Adjustment
All American Equity Fund	0.80%	S&P 500 Index	+/- 5%	0.55%-1.05%
Holmes Macro Trends Fund	1.00%	S&P Composite 1500 Index	+/- 5%	0.75%-1.25%
Gold and Precious Metals Fund	0.90%	FTSE Gold Mines Index	+/- 5%	0.65%-1.15%
World Precious Minerals Fund	1.00%	NYSE Arca Gold Miners Index	+/- 5%	0.75%-1.25%
Global Resources Fund	0.95%	S&P Global Natural Resources Index (Net Total Return)(1)	+/- 5%	0.70%-1.20%
Emerging Europe Fund	1.25%	MSCI Emerging Markets Europe 10/40 Index (Net Total Return)	+/- 5%	1.00%-1.50%
China Region Fund	1.25%	Hang Seng Composite Index	+/- 5%	1.00%-1.50%
Near-Term Tax Free Fund	0.50%	n/a		0.50%
Government Securities Ultra-Short Bond Fund	0.50%	n/a		0.50%

(1)
On July 4, 2014, Morgan Stanley discontinued its Morgan Stanley Commodity Related Index (“CRX”), which was the benchmark used by the Global Resources Fund to calculate its performance fee adjustment.  The fund replaced the CRX with the S&P Global Natural Resources Index (Net Total Return).  Because the fund’s monthly performance fee adjustment is based on a rolling 12-month period, the fund’s performance will be compared for a period of time to a blend of the CRX and the S&P Global Natural Resources Index (Net Total Return), using the performance of the CRX through June 30, 2014, and the performance of the S&P Global Natural Resources Index (Net Total Return) after June 30, 2014.  As each month passes, a month of the CRX performance will roll off and a month of the S&P Global Natural Resources Index (Net Total Return) will be added until the fund’s performance eventually will be compared exclusively to the S&P Global Natural Resources Index (Net Total Return) for determining the fund’s monthly performance fee adjustment.

The advisory fees for the Near-Term Tax Free Fund and the U.S. Government Securities Ultra-Short Bond Fund do not have a performance fee adjustment.

A performance fee, or fulcrum fee, is designed to reward the Adviser for fund performance that exceeds a fund’s designated benchmark or penalize the Adviser for fund performance which is lower than a fund’s designated benchmark. A fund’s cumulative performance is compared to that of its designated benchmark over a rolling 12-month period.  When the difference between a fund’s performance and the performance of its designated benchmark is less than 5% (this is known as the hurdle rate) there will be no adjustment to the base advisory fee.  This is often referred to as the null zone. If a fund’s cumulative performance exceeds by 5% or more (hurdle rate) the performance of its designated benchmark, the base advisory fee will be increased by 0.25%. If a fund’s cumulative performance falls below its designated benchmark by 5% or more, the base advisory fee will be decreased by 0.25%.  The chart reflects the minimum and maximum advisory fee applicable to each fund. Certain funds are subject to breakpoints in the base advisory fee as noted in the Base Advisory Fee Schedule section.

The investment advisory agreement will continue in effect from year to year with respect to a fund only if the agreement is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such fund (as defined in the 1940 Act) or by the board of trustees of the Trust, and (ii) by a vote of a majority of the trustees who are not parties to the advisory agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The advisory agreement may be terminated on 60 days’ written notice by either party and will terminate automatically if it is assigned.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a “servicing fee” and other non-cash compensation for performing certain administrative servicing functions for fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These payments and compensation are in addition to the fees paid by the funds. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions’ client fund shares. Additional cash payments may be made by the Adviser or Distributor to intermediaries that provide marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediaries.

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From time to time, the Adviser may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

In addition to advising client accounts, the Adviser may invest in securities for their own accounts. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with their clients when trading for their own accounts. The investment objectives and strategies of the Adviser are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser invests in start-up companies in the natural resources or technology fields.

ADMINISTRATIVE AGREEMENTS

Under a separate written agreement, the Adviser provides support for day-to-day administrative services to the Trust including assistance in preparing compliance materials pursuant to Rule 38a-1 of the 1940 Act to improve overall compliance by the Trust and its various agents; assistance in the preparation and filing for the Trust of all required tax returns; assistance in preparing and filing of currently required or to be required reports filed with the Securities and Exchange Commission and other regulatory and self-regulatory authorities including, but not limited to, preliminary and definitive proxy materials, post-effective amendments to the Registration Statement, semi-annual reports on Form N-SAR, Form N-CSR, Form N-Q, Form N-PX, and notices pursuant to Rule 24f-2 under the 1940 Act; and preparing and filing any regulatory reports as required by any regulatory agency. Prior to December 9, 2013, the Adviser, on a monthly basis, received an administrative fee from the funds for these services that was calculated at an average annual rate of 0.08% on the monthly average net asset of the Investor Class of each fund. Under an amended administrative services agreement effective December 9, 2013, the Adviser, on a monthly basis, receives an administrative fee from the funds for these services that is calculated at an average annual rate of 0.10% on the monthly average net assets of the Investor Class of each fund. In addition, effective December 9, 2013, a $10,000 annual base administrative services fee was paid by each fund.  Effective November 1, 2014, the annual base administrative services fee paid by each fund was lowered to $7,000.

On December 9, 2015, the Trust entered into an Amended Administrative Services Agreement with the Adviser and a Services Agreement with Atlantic Fund Services (“Atlantic”).  Pursuant to these agreements, Atlantic and the Adviser act as co-administrators to the Trust.  Atlantic's services to the Trust include provision of certain officers as well as assistance with certain Trust and fund administration tasks.  Under the new agreement, the Adviser is paid an administrative fee that is calculated at an average annual rate of 0.05% on the monthly average net assets of the Investor Class of each fund.  The Adviser is no longer paid a base administrative services fee by each Fund.

The Administrative Services Agreement was effective October 1, 2008, and was last amended on December 9, 2015. The funds paid the following administrative fees (net of expenses paid by the Adviser or fee waivers) for the Investor Class for the three most recent fiscal years indicated:

	Fiscal Year Ended
FUND	December 31, 2013	December 31, 2014	December 31, 2015
All American Equity Fund	$16,820	$32,747	$[0]
Holmes Macro Trends Fund	$31,533	$60,890	$[0]
Gold and Precious Metals Fund	$90,542	$93,098	$[0]
World Precious Minerals Fund	$157,241	$152,241	$[0]
Global Resources Fund	$308,428	$290,878	$[0]
Emerging Europe Fund	$118,031	$105,628	$[0]
China Region Fund	$22,666	$32,741	$[0]
Near-Term Tax Free Fund	$0	$0	$[0]
U. S. Government Securities Ultra-Short Bond Fund	$0	$0	$[0]

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust, and each of the fund classes, if applicable, pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditors’ expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of trustees who are not “interested persons” of the Adviser, expenses of attendance by officers and trustees at professional meetings of the Investment Company Institute, the Mutual Fund Education Alliance or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type the prospectus and periodic reports and expenses of mailing them to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

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DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN

Distribution Agreement. Under a Distribution Agreement with the Trust dated December 10, 2015, Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the funds. The Distributor continually distributes shares of the funds on a commercially reasonable basis. The Distributor has no obligation to sell any specific quantity of fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the funds and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the funds through financial intermediaries should acquaint themselves with their financial intermediary's procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 plan is effective, as applicable. The Adviser pays the Distributor a fee for certain distribution-related services.

Distribution Plan. The Trust, including a majority of Independent Trustees who have no direct or indirect financial interest in the operation of the Rule 12b-1 plan, has adopted a Rule 12b-1 plan under which the All American Equity Fund, China Region Fund, Emerging Europe Fund, Global Resources Fund, Gold and Precious Metals Fund, Holmes Macro Trends Fund and World Precious Minerals Fund (the “Equity Funds”) are authorized to pay to the Distributor and any other entity authorized by the Board, including the Adviser (collectively, “payees”), a fee equal to 0.25% of the average daily net assets of the Equity Funds’ Investor Class Shares for distribution services and/or the servicing of shareholder accounts. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Equity Funds. The Rule 12b-1 plan is a core component of the ongoing distribution of the Equity Funds’ Investor Class Shares, which is intended to attract and retain assets from prospective investors and may realize potential economies of scale for shareholders in the form of future lower expense ratios. Pursuant to an agreement between the Distributor and the Trust, amounts received by the Distributor are not held for profit at the Distributor, but instead are used to pay for and/or reimburse the Adviser for distribution-related and/or service expenses.

The Rule 12b-1 plan provides that the payees may incur expenses for distribution and service activities including, but not limited to (1) any sales, marketing and other activities primarily intended to result in the sale of Equity Fund shares and (2) providing services to holders of shares related to their investment in the Equity Funds, including, without limitation, providing assistance in connection with responding to shareholder inquiries regarding the Equity Fund's investment objective, policies and other operational features and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees and expenses, including overhead and telephone and other communication expenses, of a payee who engages in or supports the distribution of Equity Fund shares or who provides shareholder servicing such as responding to shareholder inquiries regarding the Equity Funds' operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Equity Fund shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, the Adviser or others in connection with the offering of Equity Fund shares for sale to the public.

The Rule 12b-1 plan requires the payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Rule 12b-1 plan and identifying the activities for which those expenditures were made. The Rule 12b-1 plan obligates the Equity Funds to compensate payees for services and not to reimburse them for expenses incurred.

The Rule 12b-1 plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Rule 12b-1 plan further provides that it may not be amended to materially increase the costs that an Equity Fund or class bears for distribution/shareholder servicing pursuant to the Rule 12b-1 plan without approval by affected shareholders and that other material amendments of the Rule 12b-1 plan must be approved by the Independent Trustees. The current Rule 12b-1 plan may be terminated with respect to Investor Shares at any time by the Board, by a majority of the Independent Trustees or by the shareholders of Investor Shares.

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Expenses in connection with the Rule 12b-1 compensation plan for the fiscal year ended December 31, 2015, are set forth in the table below:

Fund	Advertising and Literature	Prospectus Printing	Compensation to Broker- Dealers	Travel and Promotion Expenses	Compensation Expense
All American Equity Fund	$[0]	$[0]	$[0]	$[0]	$[0]
Holmes Macro Trends Fund	$[0]	$[0]	$[0]	$[0]	$[0]
Gold and Precious Metals Fund	$[0]	$[0]	$[0]	$[0]	$[0]
World Precious Minerals Fund	$[0]	$[0]	$[0]	$[0]	$[0]
Global Resources Fund	$[0]	$[0]	$[0]	$[0]	$[0]
Emerging Europe Fund	$[0]	$[0]	$[0]	$[0]	$[0]
China Region Fund	$[0]	$[0]	$[0]	$[0]	$[0]

U.S. Global Brokerage, Inc. which acted as the distributor until December 9, 2015, received $[_____] from the above funds, or 0.25% of each equity fund’s average daily net assets for the Investor Class Shares until December 9, 2015, during the fiscal year ended December 31, 2015.

Foreside Fund Services, LLC received $[_____________] from the above funds during the fiscal year ended December 31, 2015.

TRANSFER AGENCY AGREEMENT

U.S. Bancorp Fund Services, LLC, an independent service provider, serves as each fund’s transfer agent pursuant to a transfer agent servicing agreement. Each fund pays U.S. Bancorp Fund Services, LLC a monthly fee, as well as certain out-of-pocket expenses. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charges to the funds.

In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services, the Trust has adopted a Shareholder Services Plan. The Shareholder Services Plan provides that each fund shall pay a monthly fee up to one-twelfth (1/12) of 20 basis points (0.20%) of the value of the shares of the funds held in accounts at the institutions. These fees cover the usual transfer agency functions.

ADMINISTRATION AGREEMENT

The Trust has entered into an Administration Agreement (the “Administration Agreement”), with SEI Investments Global Funds Services (the “Administrator”) pursuant to which the Administrator performs certain administrative and accounting services for each fund of the Trust, subject to the oversight and control of the board of trustees of the Trust.

Pursuant to the Administration Agreement, the Administrator is responsible for certain matters pertaining to the day-to-day administration of the Trust including, but not limited to:  (a) maintaining books and records related to fund cash and position reconciliations, and portfolio transactions; (b) preparation of financial statements and other reports for the funds; (c) calculating the net asset value of each fund (in accordance with each fund’s valuation policies and procedures); (d) preparing certain reports to shareholders; (e) calculating fees payable or allocable to the Adviser (as applicable); and (f) performing certain other administrative and clerical services in connection with the administration of the Trust pursuant to the terms of the Administration Agreement. The Administration Agreement provides for certain limitations of the Administrator’s liability and indemnification of the Administrator by the Trust and for certain indemnification obligations of the Administrator to the Trust.  For the three most recent fiscal years, the Investor Class of the funds paid the following amounts to its Administrator:

	Fiscal Year Ended*
FUND	December 31, 2013	December 31, 2014	December 31, 2015
All American Equity Fund	$55,600	$49,382	$[0]
Holmes Macro Trends Fund	$56,788	$56,032	$[0]
Gold and Precious Metals Fund	$69,010	$70,708	$[0]
World Precious Minerals Fund	$82,852	$87,866	$[0]
Global Resources Fund	$135,293	$147,007	$[0]
Emerging Europe Fund	$70,201	$75,350	$[0]
China Region Fund	$66,800	$61,255	$[0]
Near-Term Tax Free Fund	$91,702	$100,324	$[0]
U.S. Government Securities Ultra-Short Bond Fund	$50,708	$61,579	$[0]

*	For periods prior to November 1, 2014, these amounts were paid to Brown Brothers Harriman & Co.

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PORTFOLIO MANAGERS

COMPENSATION FOR FRANK HOLMES AND RALPH ALDIS [to be updated]

The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber portfolio managers. Compensation for the portfolio managers consists of the following:

BASE SALARY. Each portfolio manager is paid a base salary that is competitive in light of the portfolio manager’s experience and responsibilities.

MONTHLY AND QUARTERLY BONUSES. The bonuses are primarily driven by assets under management and performance of the funds. Bonuses are awarded only if the fund performance is within certain percentiles of each fund’s Lipper peer group (or pertinent subset) or is awarded certain rankings by third-party ranking services. The following is the Lipper peer group for each of the funds: China Region Fund - Lipper China Region Funds; Emerging Europe Fund - Lipper Emerging Markets Funds; Holmes Macro Trends Fund - Lipper Multi-Cap Growth Funds; All American Equity Fund - Lipper Multi-Cap Core Funds; Gold and Precious Metals and World Precious Minerals Funds - Lipper Precious Metals Funds;  Global Resources Fund - pertinent subset of Lipper Global Natural Resources Funds; Near-Term Tax Free Fund - Lipper Short-Intermediate Municipal Debt Funds. The portfolio managers serving on investment teams providing advisory services to accounts with performance-based fees may receive a discretionary bonus.

The portfolio managers are provided benefits packages including life insurance, health insurance and a company 401(k) plan comparable to that received by other company employees.

Frank Holmes receives a base salary, a percentage of the monthly and quarterly bonuses paid to the other portfolio managers, an annual bonus based upon the Adviser’s operational earnings, an annual bonus based upon the performance of the Adviser’s own investment account, and a quarterly advisory fee bonus for the management of three offshore accounts.

The Adviser manages two other accounts that pay a performance-based fee which could result in a higher fee than the management of the funds. The payment of a higher fee may create an incentive to give preferential treatment to the performance fee accounts. The Adviser has adopted trade allocation procedures designed to address this potential conflict.

PORTFOLIO MANAGER: FRANK E. HOLMES

OTHER MANAGED ACCOUNTS AS OF 12/31/2015

TYPE OF ACCOUNT	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF PERFORMANCE FEE ACCOUNTS	TOTAL ASSETS OF PERFORMANCE FEE ACCOUNTS
Registered investment companies	1	$52,196,402	0	$0
Pooled investment vehicles	2	$10,204,284	2	$10,204,284
Other accounts	1	$20,014,000	0	$0

Mr. Holmes also manages the Adviser’s own investment account and earns a bonus based on the performance of the investments. The payment of a bonus may create an incentive to give preferential treatment to the Adviser’s own account. The Adviser has adopted trade allocation procedures and a code of ethics designed to address this potential conflict.

OWNERSHIP OF SECURITIES

NAME OF FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND HELD AS OF 12/31/2015
All American Equity Fund	[$100,001 -- $500,000]
Holmes Macro Trends Fund	[$100,001 – $500,000]
Gold and Precious Metals Fund	[$10,001 – $50,000]
World Precious Minerals Fund	[$10,001 – $50,000]
Global Resources Fund	[$50,001 – $100,000]
Emerging Europe Fund	[$50,001 – $100,000]
China Region Fund	[$50,001 – $100,000]
Near-Term Tax Free Fund	[Over $1,000,000]
U.S. Government Securities Ultra-Short Bond Fund	[$100,001 – $500,000]

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PORTFOLIO MANAGER: RALPH ALDIS

OTHER MANAGED ACCOUNTS AS OF 12/31/2015

TYPE OF ACCOUNT	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF PERFORMANCE FEE ACCOUNTS	TOTAL ASSETS OF PERFORMANCE FEE ACCOUNTS
Registered investment companies	1	$52,196,402	0	$0
Pooled investment vehicles	2	$10,204,284	2	$10,204,284
Other accounts	0	$0	0	$0

OWNERSHIP OF SECURITIES

NAME OF FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND HELD AS OF 12/31/2015
Gold and Precious Metals Fund	[$50,001 – $100,000]
World Precious Minerals Fund	[$50,001 – $100,000]
All American Equity Fund	[$10,001-$50,000]
Emerging Europe Fund	[None]
Near-Term Tax Free Fund	[$10,001-$50,000]
U.S. Government Ultra-Short Bond Fund	[$10,001-$50,000]
Holmes Macro Trends Fund	[$10,001-$50,000]
Global Resources Fund	[$50,001-$100,000]
China Region Fund	[None]

REGULAR BROKERS OR DEALERS

On December 31, 2015, the following fund held securities of its “regular brokers or dealers” (as such term is defined by Rule 10b-1 of the 1940 Act) as follows:

Fund	Name of Broker/Dealer	Total $ Amount of Securities of Each Regular Broker-Dealer Held (in 000s)
[______] Fund	[_________]	$[__]

BROKERAGE ALLOCATION AND OTHER PRACTICES

Decisions to buy and sell securities for the funds and placing the funds’ securities transactions and negotiation of commission rates, where applicable are made by the Adviser and are subject to review by the board of trustees. The Adviser seeks best execution for a fund taking into account various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided to the Trust and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided - viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the board of trustees will review the commissions paid by each fund of the Trust to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Adviser will not be reduced due to its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Trust places portfolio transactions the Adviser may be relieved of expenses which it might otherwise bear. Research services and products may be useful to the Adviser in providing investment advice to other clients they advise. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

36

The funds may, in some instances, purchase securities that are not listed on a national securities exchange or quoted on NASDAQ, but rather are traded in the over-the-counter market. When the transactions are executed in the over-the-counter market, the funds generally intend to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities for the Near-Term Tax Free Fund usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.

The brokerage fees paid by the following funds for the three most recent fiscal years were as follows:

	Fiscal Year Ended
	December 31, 2013	December 31, 2014	December 31, 2015
All American Equity Fund	$68,669	$114,236	$[0]
Holmes Macro Trends Fund	$96,177	$194,591	$[0]
Gold and Precious Metals Fund	$635,832	$602,696	$[0]
World Precious Minerals Fund	$944,344	$931,431	$[0]
Global Resources Fund	$2,384,962	$6,540,761	$[0]
Emerging Europe Fund	$621,234	$456,398	$[0]
China Region Fund	$251,317	$227,604	$[0]

During the fiscal year ended December 31, 2015, the following funds paid approximately $[_____] in brokerage commissions to firms that provided research services to the Adviser. These trades involved approximately $[_____] in principal value. The brokerage fees paid in this manner for each fund were as follows:

	COMMISSIONS	PRINCIPAL VALUE
All American Equity Fund	$[0]	$[0]
Holmes Macro Trends Fund	$[0]	$[0]
Gold and Precious Metals Fund	$[0]	$[0]
World Precious Minerals Fund	$[0]	$[0]
Global Resources Fund	$[0]	$[0]
Emerging Europe Fund	$[0]	$[0]
China Region Fund	$[0]	$[0]
Total	$[0]	$[0]

TRADE AGGREGATION AND ALLOCATION PROCEDURES

The Adviser has adopted Trade Aggregation and Allocation Procedures (the “Procedures”) under which the Adviser may aggregate client (including the funds) purchase or sale orders and may also aggregate orders for the Adviser’s own account to achieve more efficient execution, lower per share brokerage costs, and in the aggregate, better prices. The Adviser’s Procedures are designed to ensure that each of the Adviser’s clients is treated in a fair and equitable manner over time by not intentionally favoring one client over another. Among other things, the Procedures require the Adviser to: (i) aggregate client orders only when consistent with the Adviser’s duty of best execution and with the client’s investment objectives, account guidelines and other objective criteria, (ii) specify in advance the client accounts that will participate in the aggregated transaction, (iii) specify the relevant allocation method with respect to the aggregated order, and (iv) allocate on a pro rata basis the price and per share commission and transaction costs to each client participating in the aggregated transaction. The Adviser does not receive additional compensation or remuneration solely as a result of a trade aggregation or allocation. Trades will be aggregated when in the best interest of and overall fairness to each client. The Procedures also provide that the Adviser will monitor to ensure that no client is disadvantaged as a result of aggregated transactions over time.

Investments in private placements of limited size are not subject to the aggregation policy described above, and priority may be given to accounts managed by the investment personnel generating the investment idea pursuant to the Procedures. However, the Procedures are designed to monitor allocations of limited investment opportunities to ensure that such opportunities are allocated in a fair and equitable manner over time. In addition, the funds’ ability to participate in certain private placements could be limited as a result of direct or indirect relationships of the Adviser or its principals with other clients or potential portfolio companies.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The following information supplements the discussion of how to buy fund shares as discussed in the prospectus.

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Shares of each fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using securities, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such “in kind” purchase, the following conditions will apply:

1.	The securities offered by the investor in exchange for shares of the fund must not be in any way restricted as to resale or otherwise be illiquid.

2.	Securities of the same issuer must already exist in the fund’s portfolio.

3.	The securities must have a value that is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on the NYSE, or NASDAQ-AMEX.

4.	Any securities so acquired by the fund shall not comprise over 5% of the fund’s net assets at the time of such exchange.

5.	No over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States.

6.	The securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an “in kind” purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section entitled Net Asset Value in the prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under federal and state law of making such an “in kind” purchase.

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ADDITIONAL INFORMATION ON REDEMPTIONS

REDEMPTION IN KIND. The Declaration of Trust permits the right to redeem fund shares in cash or in kind. However, the Holmes Macro Trends Fund, the Gold and Precious Metals Fund, the Emerging Europe Fund and the China Region Fund have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of these funds solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Trust during any 90-day period for any one shareholder. Any shareholder of these funds receiving a redemption in kind would then have to pay brokerage fees in order to convert the investment into cash. All redemptions in kind will be made in marketable securities of the particular fund. Redemptions in kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may not suspend redemption privileges, or postpone the date of payment for more than seven days after the redemption order is received, except during any period (1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (SEC), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

FEDERAL INCOME TAXES [to be updated]
TAXATION OF THE FUNDS - IN GENERAL

Each fund has elected and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no fund will be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that a fund distributes each taxable year at least the sum of (i) 90% of the fund’s investment company taxable income (which includes, among other items, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of a fund’s net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). Each fund intends to distribute substantially all of such income each year. A fund will be subject to federal income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

To qualify as a regulated investment company, each fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“90% test”); and (b) satisfy certain diversification requirements at the close of each quarter of the fund’s taxable year. The requirements for qualification as a regulated investment company may significantly limit the extent to which a fund may invest in some investments, including certain commodity exchange-traded funds and commodity-linked investments. Furthermore, in order to be entitled to pay exempt-interest dividends to shareholders, the Near-Term Tax Free Fund must satisfy the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, local and other obligations the interest of which is exempt from federal income tax under section 103(a) of the Code. The Near-Term Tax Free Fund intends to satisfy this requirement.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year, (2) 98.2% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year and (3) any portion not taxable to the fund of the respective balance from the preceding calendar year. Because the excise tax is based upon undistributed taxable income, it will not apply to tax-exempt income received by the Near-Term Tax Free Fund. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

A possibility exists that exchange control regulations imposed by foreign governments may restrict or limit the ability of a fund to distribute net investment income or the proceeds from the sale of its investments to its shareholders.

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TAXATION OF THE FUNDS’ INVESTMENTS

Securities sold during a period may generate gains or losses based on the cost at which they were purchased. Net realized capital losses, for federal income tax purposes, may be carried forward to offset current or future capital gains until expiration. The funds’ capital gains and losses are determined only at the end of each fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Losses incurred during these years are required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. In addition, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The loss carryforwards and related expiration dates for each fund, as of December 31, 2015, are as follows:

	No Expiration		Expiration Date
Fund	Short-Term	Long-Term	2015	2016
All American Equity Fund	$[—]	$[-]	$[—]	$[—]
Holmes Macro Trends Fund (a)	[—]	[—]	[—]	[922,926]
Gold and Precious Metals Fund	[34,819,498]	[38,131,762]	[—]	[—]
World Precious Minerals Fund	[63,812,247]	[117,020,486]	[—]	[—]
Global Resources Fund	[68,533,813]	[—]	[—]	[—]
Emerging Europe Fund	[3,969,483]	[4,351,309]	[—]	[28,524,678]
China Region Fund	[3,279,036]	[—]	[—]	[15,020,267]
Near-Term Tax Free Fund (a)	[151,673]	[204,359]	[2,488]	[10,809]
U.S. Government Securities Ultra-Short Bond Fund	[—]	[—]	[—]	[—]

Expiration Date
Fund	2017	2018	Total
All American Equity Fund	$[—]	[—]	$[—]
Holmes Macro Trends Fund (a)	[—]	[—]	[922,926]
Gold and Precious Metals Fund	[—]	[—]	[72,951,260]
World Precious Minerals Fund	[63,779,512]	[—]	[244,612,245]
Global Resources Fund	[259,212,512]	[—]	[327,746,325]
Emerging Europe Fund	[257,523,539]	[15,445,946]	[309,814,955]
China Region Fund	[—]	[—]	[18,299,303]
Near-Term Tax Free Fund (a)	[722]	[2,532]	[372,583]
U.S. Government Securities Ultra-Short Bond Fund	[—]	[—]	[—]

(a)	Utilization of capital loss carryovers is subject to annual limitation.

In accordance with federal income tax rules, the following net capital losses and ordinary losses (currency and late year losses) incurred after October 31, within each fund’s tax year, are deemed to arise on the first day of the fund’s next tax year if the fund elects to defer such losses.

The funds elected to defer losses incurred after October 31, 2015, as follows:

Fund	Post October 31, 2014 Capital Loss Deferral	Post October 31, 2014 Ordinary Loss Deferral
Gold and Precious Metals Fund	$[1,301,608]	$[—]
World Precious Minerals Fund	[9,820,234]	[—]
Global Resources Fund	[44,027,179]	[—]
Emerging Europe Fund	[1,745,353]	[—]
40

A fund’s ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund’s income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss.

For federal income tax purposes, debt securities purchased by a fund may be treated as having original issue discount. Original issue discount can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated as interest earned by the fund for federal income tax purposes, whether or not any income is actually received, and therefore, is subject to the distribution requirements of the Code. Because a fund will not receive a cash payment of interest, in order to satisfy the distribution requirements, a fund may have to sell other securities at a time when it might otherwise have continued to hold them. Original issue discount with respect to tax-exempt obligations generally will be excluded from a fund’s taxable income, although such discount will be included in gross income for purposes of the 90% test described above. Original issue discount is accrued and added to the adjusted tax basis of the securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined based on a constant yield to maturity, which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount. In addition, to the extent that a fund holds zero coupon or deferred interest bonds in its portfolio, or bonds paying interest in the form of additional debt obligations, the fund would recognize income currently under the original issue discount rules even though the fund received no cash payment of interest, and would need to raise cash to satisfy the obligations to distribute such income to shareholders from sales of portfolio securities.

Debt securities may be purchased by a fund at a discount that exceeds the original issue price plus previously accrued original issue discount remaining on the securities, if any, at the time a fund purchases the securities. This discount represents market discount for federal income tax purposes. To the extent that a fund purchases debt securities (including tax exempt bonds) at a market discount, the accounting accretion of such discount may generate taxable income for the fund and its shareholders. In the case of any debt security having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will generally be treated as taxable interest income to the extent it does not exceed the accrued market discount on the security (unless the fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis.

A fund whose portfolio is subject to the market discount rules may be required to defer the deduction of part or all of any net direct interest expense incurred to purchase or carry any debt security (other than a tax exempt obligation) having market discount, unless the fund makes the election to include market discount in income currently.

The funds may purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date but no deduction is allowed for the premium amortization. Instead, the amortized bond premium will reduce the fund’s adjusted tax basis in the securities. For taxable securities, the premium may be amortized if the fund so elects. The amortized premium on taxable securities is allowed as a deduction, and reduces the fund’s basis in the securities, and generally, must be amortized under a constant yield method.

A fund’s investment in lower-rated or unrated debt securities may present issues for the fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

If a fund owns shares in a foreign corporation that is a “passive foreign investment company” for U.S. federal income tax purposes and that fund does not elect alternative tax treatment, that fund may be subject to U.S. federal income tax on part of any “excess distribution” it receives from the foreign corporation or any gain it derives from the disposition of such shares, even if the fund distributes such income as a taxable dividend to its shareholders. The fund may also be subject to additional tax similar to an interest charge with respect to deferred taxes arising from such distributions or gains. Any tax paid by the fund because of its ownership of shares in a “passive foreign investment company” will not lead to any deduction or credit to the fund or any shareholder. Rather than being taxed on passive foreign investment company income as discussed above, a fund may be eligible to elect alternative tax treatment. If the fund elects to treat the foreign corporation as a “qualified electing fund” under the Code, the fund may be required to include its share of the passive foreign investment company’s ordinary income and net capital gains in its income each year, even if this income is not distributed to the fund. Any such income would be subject to the distribution requirements described above even if the fund did not receive any income to distribute.

In addition, another election may be available that would involve marking-to-market the fund’s shares in a passive foreign investment company at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election is available and is made, federal income tax at the fund level under the passive foreign investment company rules would generally be eliminated, but the fund could, in limited circumstances, incur nondeductible interest charges. A fund’s intention to qualify annually as a regulated investment company may limit its options with respect to shares in a passive foreign investment company.

41

A fund’s transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the fund, defer the fund’s losses and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

If an option which a fund has written expires on its stipulated expiration date, the fund recognizes a short-term capital gain. If a fund enters into a closing purchase transaction with respect to an option which the fund has written, the fund realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. If a call option which a fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

If an option which a fund has purchased expires on the stipulated expiration date, the fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The amount of any realized gain or loss on closing out options on certain stock indices will result in a capital gain or loss for federal income tax purposes. Such options held by a fund at the end of each fiscal year on a broad-based stock index generally are treated under the Code as “Section 1256 contracts” and will be required to be “marked-to-market” for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by a fund may also be Section 1256 contracts. Any gains or losses on these Section 1256 contracts held by a fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

A fund’s investments in REITs may result in the fund’s receipt of cash in excess of the REIT’s earnings; if the fund distributes these amounts, these distributions could constitute a return of capital to fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income (see “Taxation of the Shareholder” below). The funds may invest in REITs that hold residual interests in real estate mortgage investment conduits (REMICs). Under a notice issued by the Internal Revenue Service, a portion of a fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

42

TAXATION OF THE SHAREHOLDER

Shareholders will be subject to federal income taxes on distributions made by a fund (other than distributions of exempt-interest dividends paid by the Near-Term Tax Free Fund), whether received in cash or additional shares of the fund. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income. Distributions of “qualified dividend income,” as such term is defined in section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Dividends received from REITs and certain foreign corporations generally will not constitute qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 20%, without regard to how long a shareholder has held shares of the fund. Corporate shareholders are taxed on net capital gain at the same federal income tax rates applicable to ordinary income. Dividends paid by a fund may qualify in part for the 70% dividends received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on most REITs and on stocks of foreign issuers that are held by a fund are not eligible for the dividends received deduction when distributed to the fund’s corporate shareholders. Since none of the net investment income of the Near-Term Tax Free Fund or the U.S. Government Securities Ultra-Short Bond Fund is expected to arise from dividends on common or preferred stock, none of the funds’ distributions are expected to be treated as qualified dividend income or qualify for the 70% corporate dividends received deduction.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a fund’s shareholders to be treated as qualified dividend income, the fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of stock of a foreign corporation that is readily tradeable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

As discussed above, the Near-Term Tax Free Fund intends to satisfy the requirements in order to pay exempt-interest dividends. If the Near-Term Tax Free Fund satisfies the requirements, to the extent that the Near-Term Tax Free Fund’s dividends distributed to shareholders are derived from interest income exempt from federal income tax under section 103(a) of the Code and are designated as “exempt-interest dividends” by the fund, they will be excludable from a shareholder’s gross income for federal income tax purposes. Shareholders who are recipients of social security benefits should be aware that exempt-interest dividends received from the fund are includable in their “modified adjusted gross income” for purposes of determining the amount of such social security benefits, if any, that are required to be included in their gross income.

All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the “average annual method.” Since the Near-Term Tax Free Fund invests primarily in tax-exempt securities, the percentage is expected to be substantially the same as the amount actually earned during any particular distribution period.

Taxable distributions generally are included in a shareholder’s gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a fund pays the dividends during the following January.

Distributions by a fund will result in a reduction in the net asset value of fund shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the fund shares just before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.
43

A shareholder of a fund should be aware that a redemption of shares (including any exchange into another U.S. Global Investors Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. The gain or loss will generally be long term if the shares were held more than one year and short term if the shares were held less than one year. If a shareholder of the Near-Term Tax Free Fund receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the redemption or exchange will be disallowed to the extent of such exempt-interest dividend, unless the fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. Similarly, if a shareholder of a fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The Near-Term Tax Free Fund may invest in private activity bonds. Interest on private activity bonds is generally subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as “tax preference items”). Interest from private activity bonds is one of the tax preference items that is added into income from other sources for purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. Prospective investors should consult their own tax advisors with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Adviser’s nor the Trust’s counsel makes any review of proceedings relating to the issuance of tax-exempt securities or the basis of such opinions.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Near-Term Tax Free Fund will generally not be deductible for federal income tax purposes. Under rules issued by the Internal Revenue Service to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Each fund is required in certain circumstances to withhold federal income tax (“backup withholding”) at a current rate of 28% on reportable payments, including dividends (which includes exempt-interest dividends), capital gain distributions and the proceeds of sales or other dispositions of the fund’s shares, paid to certain shareholders who do not furnish the fund with their correct social security number or other taxpayer identification number and certain other certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is timely furnished to the Internal Revenue Service.

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of a fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty).

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a fund to obtain information sufficient to identify the status of each of its shareholders.  If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of fund shares.  A fund may disclose the information that it receives from (or concerning) its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.
44

CURRENCY FLUCTUATIONS - “SECTION 988” GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues income or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time a fund actually collects such receivables or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of a fund’s net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the fund’s net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in his fund shares. To the extent that such distributions exceed such shareholder’s basis, they will be treated as a gain from the sale of shares. Certain gains or losses with respect to forward foreign currency contracts, over-the-counter options on foreign currencies and certain options traded on foreign exchanges will also be treated as section 988 gains or losses.

Forward currency contracts and certain options entered into by a fund may create “straddles” for U.S. federal income tax purposes and this may affect the character of gains or losses realized by the fund on forward currency contracts or on the underlying securities and cause losses to be deferred. Transactions in forward currency contracts may also result in the loss of the holding period of underlying securities. A fund may also be required to “mark-to-market” certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the fund to recognize income without having the cash to meet the distribution requirements.

FOREIGN TAXES

Income received by a fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

Under the Code, if more than 50% of the value of a fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to “pass-through” to the fund’s shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. federal income taxes, subject in both cases to certain limitations. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the fund’s taxable year whether the foreign taxes paid by the fund will “pass-through” for that year and, if so, such notification will include the shareholder’s proportionate share of foreign source income and foreign taxes paid.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation that is applied separately to “passive income,” which includes, among other types of income, dividends and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and statement of additional information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.

FUND ACCOUNTANT AND ADMINISTRATOR

SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456 serves as fund accountant and administrator for all funds of the Trust described in this Statement of Additional information.

CUSTODIAN

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, serves as custodian for all funds of the Trust described in this Statement of Additional Information. With respect to the funds that own foreign securities, Brown Brothers Harriman & Co. may hold securities of the funds outside the United States pursuant to sub-custody arrangements separately approved by the Trust.

45

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee WI 53202, serves as transfer agent for all funds of the Trust described in this Statement of Additional Information.

DISTRIBUTOR

Foreside Fund Services, LLC (the "Distributor") is the distributor (also known as principal underwriter) of the shares of the funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 2015, are hereby incorporated by reference from the funds’ 2015 Annual Report to Shareholders dated December 31, 2015. A copy of the financial statements will be provided, free of charge, upon request to U.S. Bancorp Fund Services, c/o U.S. Global Investors Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or 1-800-873-8637.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

[________], [_____________________], serves as the independent registered public accounting firm for the Trust. The independent registered public accounting firm audits and reports on the funds’ annual financial statements, reviews certain regulatory reports and the funds’ federal income tax returns, and may perform other professional accounting, auditing, tax, and advisory services to the extent approved by the Audit Committee of the Trust. Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, N.W., Suite 500, Washington, DC 20036-2652, serves as legal counsel to the Trust and to the independent trustees of the Trust.

46

U.S. GLOBAL INVESTORS FUNDS

STATEMENT OF ADDITIONAL INFORMATION

GOLD AND PRECIOUS METALS FUND (USEIX)
WORLD PRECIOUS MINERALS FUND (UNWIX)
GLOBAL RESOURCES FUND (PIPFX)
EMERGING EUROPE FUND (EURIX)

INSTITUTIONAL CLASS SHARES

U.S. Global Investors Funds (Trust) is an open-end series investment company. This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus dated [May 1, 2016], which you may request from U.S. Bancorp Fund Services, c/o U.S. Global Investors Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or 1-800-873-8637.

The Institutional Class shares of the Gold and Precious Metals and Emerging Europe Funds have not commenced operations and currently are closed to investors. A subsequent notice will be issued when a fund’s Institutional Class shares commence operations and open to investors.

The date of this Statement of Additional Information is [May 1, 2016].

TABLE OF CONTENTS]

TABLE OF CONTENTS	2
GENERAL INFORMATION	3
FUND POLICIES	4
FUNDAMENTAL INVESTMENT RESTRICTIONS	4
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS	5
VALUATION OF SHARES	6
INVESTMENT STRATEGIES AND RISKS	6
COMMON INVESTMENT STRATEGIES AND RELATED RISKS	8
PORTFOLIO TURNOVER	15
PORTFOLIO HOLDINGS DISCLOSURE POLICY	16
MANAGEMENT OF THE TRUST	17
CODE OF ETHICS	21
PROXY VOTING POLICIES	21
PRINCIPAL HOLDERS OF SECURITIES	22
INVESTMENT ADVISORY AND OTHER SERVICES	22
DISTRIBUTION AGREEMENT	25
TRANSFER AGENCY AGREEMENT	25
ADMINISTRATION AGREEMENT	25
PORTFOLIO MANAGERS	26
BROKERAGE ALLOCATION AND OTHER PRACTICES	28
TRADE AGGREGATION AND ALLOCATION PROCEDURES	28
PURCHASE, REDEMPTION AND PRICING OF SHARES	29
FEDERAL INCOME TAXES	30
FUND ACCOUNTANT AND ADMINISTRATOR	35
CUSTODIAN	35
DISTRIBUTOR	35
FINANCIAL STATEMENTS	36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL	36

2

GENERAL INFORMATION

U.S. Global Investors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on July 31, 2008. The Trust is permitted to offer separate series (i.e., funds) and different classes of shares, and additional series and/or classes may be created from time to time. This Statement of Additional Information (SAI) relates to the Institutional Class shares of the Gold and Precious Metals Fund, World Precious Minerals Fund, Global Resources Fund, and Emerging Europe Fund. The Trust currently offers nine funds, four of which that issue a combination of Investor Class shares and Institutional Class shares. The classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. The Institutional Class shares of the World Precious Minerals Fund and the Global Resources Fund commenced operations on March 1, 2010. The Institutional Class shares of the Gold and Precious Metals Fund and the Emerging Europe Fund were registered on August 12, 2013. The Gold and Precious Metals Fund, World Precious Minerals Fund, Global Resources Fund, and Emerging Europe Fund are non-diversified series of the Trust.

On December 9, 2015, the shareholders of U.S. Global Investors Funds elected five new trustees to the Board of Trustees.  This action resulted in U.S. Global Investors Funds becoming part of the family of funds that receives administrative, fund accounting, and/or transfer agency services from Atlantic Fund Services (“Atlantic”). The primary reason behind this initiative was to transition U.S. Global Investors Funds to the Forum family of funds (the “Fund Complex”) so that they may realize operational economies of scale; however, there is no guarantee that such projected cost savings will be realized.

The Trust shall accept investments in any series of the Trust from such persons and on such terms as the Trust may from time to time authorize. Investments in a series shall be credited to each shareholder’s account in the form of full or fractional shares at a net asset value per share determined after the investment is received; provided, however, that the Trust may, in its sole discretion, (a) fix the net asset value per share of the initial capital contribution or (b) impose a sales charge or other fee in connection with investments in the Trust in such manner and at such time as determined by the Board of Trustees of the Trust. The Trust shall have the right to refuse to accept investments in any series at any time without any cause or reason therefore whatsoever.

All consideration received by the Trust for the issue or sale of shares of a particular series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held and accounted for separately from the other assets of the Trust and of every other series and may be referred to herein as “assets belonging to” that series. The assets belonging to a particular series shall belong to that series for all purposes, and to no other series, subject only to the rights of creditors of that series. In addition, any assets, income, earnings, profits or funds, or payments and proceeds with respect thereto, which are not readily identifiable as belonging to any particular series shall be allocated by the trustees between and among one or more of the series in such manner as the trustees, in their sole discretion, deem fair and equitable. Each such allocation shall be conclusive and binding upon the shareholders of all series for all purposes, and such assets, income, earnings, profits or funds, or payments and proceeds with respect thereto shall be assets belonging to that series. The assets belonging to a particular series shall be so recorded upon the books of the Trust, and shall be held by the trustees in trust for the benefit of the holders of shares of that series. The assets belonging to each particular series shall be charged with the liabilities of that series and all expenses, costs, charges, and reserves attributable to that series. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to a particular series shall be allocated and charged by the trustees between or among any one or more of the series in such manner as the trustees, in their sole discretion, deem fair and equitable. Each such allocation shall be conclusive and binding upon the shareholders of all series for all purposes.

Without limitation of the foregoing, but subject to the right of the trustees in their discretion to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations, and expenses incurred, contracted for or otherwise existing with respect to a particular series shall be enforceable against the assets of such series and not against the assets of any other series of the assets of the Trust generally. Notice of this contractual limitation on inter-series liabilities may, in the trustee’s sole discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Statutory Trust Act (the Delaware Act), and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each series. Any person extending credit to, contracting with or having any claim against any series may look only to the assets of that series to satisfy or enforce any debt, liability, obligation or expense incurred, contracted for or otherwise existing with respect to that series. No shareholder or former shareholder of any series shall have a claim on, or any right to, any assets allocated or belonging to any other series.

Shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust or the trustees, whether of the same or other series. In addition, shares shall not entitle shareholders to preference, appraisal, conversion or exchange rights (except as specified herein or as specified by the trustees when creating the shares, as in preferred shares). Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the Investment Company Act of 1940 (the 1940 Act) and the rules promulgated thereunder.  Shareholders receive one vote for every full fund share owned. Each fund or class of a fund, if applicable, will vote separately on matters relating solely to that fund or class.  All shares of the funds are freely transferable.
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As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act.  However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust.  If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting.  Shareholder inquiries can be made by calling 800-873-8637, or by writing to the Trust at U.S. Bancorp Fund Services, c/o U.S. Global Investors Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

Each shareholder of the Trust and of each series shall not be personally liable for debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any series. The trustees shall have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay by way of subscription for any shares or otherwise. Every note, bond, contract or other undertaking issued by or on behalf of the Trust or the trustees relating to the Trust or to a series shall include a recitation limiting the obligation represented thereby to the Trust or to one or more series and its or their assets (but the omission of such a recitation shall not operate to bind any shareholder or trustee of the Trust). Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware. Every written obligation of the Trust or any series shall contain a statement to the effect that such obligation may only be enforced against the assets of the appropriate series or all series; however, the omission of such statement shall not operate to bind or create personal liability for any shareholder or trustee.

Every shareholder, by virtue of having purchased a share, shall become a shareholder and shall be held to have expressly assented and agreed to be bound by the terms of the Agreement and Declaration of Trust.

FUND POLICIES

The following information supplements the discussion of each fund’s policies discussed in the funds’ prospectus.

INVESTMENT RESTRICTIONS. If a percentage investment restriction other than a restriction on borrowing is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the following restrictions.

INDUSTRY CLASSIFICATION. All funds use the Bloomberg Sector Classification System (Bloomberg) for industry classification purposes.

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of the fund’s outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy, or (2) more than 50% of the fund’s outstanding shares.

A fund may not:

1.	Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	Engage in the business of underwriting securities issued by other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed an underwriter under the Securities Act of 1933.

4.	Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.

5.	Make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
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6.	Invest more than 25% of its total assets in securities of companies principally engaged in any one industry, except that the Gold and Precious Metals Fund and World Precious Minerals Fund will invest more than 25% of their total assets in securities of companies involved in the mining, fabrication, processing, marketing or distribution of metals including gold, silver, platinum group, palladium and diamonds; the Global Resources Fund will invest more than 25% of the value of its respective total assets in securities of companies principally engaged in natural resources operations; and the Emerging Europe Fund will invest more than 25% of its total assets in securities of companies involved in oil, gas or banking.[1]

7. (a) Purchase or sell commodities, except that the Gold and Precious Metals Fund, the World Precious Minerals Fund, and the Global Resources Fund may purchase precious metals.

(b) Purchase or sell commodity contracts, except a fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

The U.S. government, the Federal Reserve, the Treasury, the Securities and Exchange Commission (the “Commission”), the Commodity Futures Trading Commission (the “CFTC”), the Federal Deposit Insurance Corporation and other U.S. governmental and regulatory bodies have recently taken, or are considering taking, actions in response to the economic events of the past few years. These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring sweeping new regulations by the Commission, the CFTC and other regulators. Given the broad scope, sweeping nature, and relatively recent enactment of some of these statutes and regulatory measures, the potential impact they could have on securities held by the funds currently is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the funds. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action.  All swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010, are not deemed to be commodities or commodity contracts for purposes of restrictions 7(a) and (b) above.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may be changed by the board of trustees without a shareholder vote.

1.	All funds will not borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

2.	All funds will not purchase securities on margin or make short sales, except (i) short sales against the box, (ii) short term credits as are necessary for the clearance of transactions, and (iii) margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

3.	The Emerging Europe Fund will invest no more than 25% of its total assets in any one of the Bloomberg-classified industries listed below; provided, however, that if at the time of purchase a corresponding industry classification represents 20% or more of the fund’s benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), then the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

Bloomberg-classified industries involving oil & gas
Oil Companies — Integrated	Oil Field Machinery & Equipment
Oil Companies — Exploration & Production	Oil — Field Services
Oil Refining & Marketing	Oil — U.S. Royalty Trusts
Oil & Gas Drilling	Seismic Data Collection

Bloomberg-classified industries involving banking
Regional Banks — Non-U.S.	Mortgage Banks
Commercial Banks — Non-U.S.	Special Purpose Banks
Diversified Banking Institutions	Super-Regional Banks — U.S.
Central Bank	Commercial Banks — Central U.S.
Cooperative Banks	Commercial Banks — Eastern U.S.
Fiduciary Banks	Commercial Banks — Southern U.S.
Money Center Banks	Commercial Banks — Western U.S.

[1]	Although not part of the funds’ fundamental investment restriction, for purposes of determining a company’s industry, the funds use the Bloomberg Sector Classification System.

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VALUATION OF SHARES

An equity security traded on a stock exchange or market within the Western Hemisphere is generally valued at its last reported sale price on the primary exchange, as deemed appropriate by U.S. Global Investors, Inc. (Adviser) on the valuation date. If there are no sales on the primary exchange that day, an equity security will be valued at the mean between the last bid and ask quotation. If there is no last bid and ask quotation available, the valuation will revert to the most recent of either the last sale price or the mean between the last bid and ask quotation.

A foreign equity security primarily traded on an exchange or market outside the Western Hemisphere is generally valued at the price that is an estimate of fair value, as provided by an independent third party.

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available. Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available.

If market quotations are not readily available, or when the Adviser believes that a readily available market quotation or other valuation produced by the fund’s valuation policies is not reliable, the fund values the assets at fair value using procedures established by the board of trustees. The trustees have delegated pricing authority to the fair valuation committee of the Adviser, for certain pricing issues, as defined in the valuation policies.

Calculation of net asset value may not take place at the same time as the determination of the prices of a portfolio used in such calculations. Events affecting the value of securities that occur between the time prices are established and the close of regular trading on the New York Stock Exchange are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the fund’s net asset value, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor.

Net asset value is calculated in U.S. dollars. Assets and liabilities valued in another country are converted to U.S. dollars using the exchange rate in effect at the close of the New York Stock Exchange.

INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of each fund’s investment strategies and risks in the prospectus.

GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND AND GLOBAL RESOURCES FUND

INVESTMENTS IN PRECIOUS MINERALS. The Gold and Precious Metals Fund, World Precious Minerals Fund and the Global Resources Fund may invest in precious minerals such as gold, silver, platinum, and palladium bullion. Because precious minerals do not generate investment income, the return from such investments will be derived solely from the gains and losses realized by the funds upon the sale of the precious minerals. The funds may also incur storage and other costs relating to their investments in precious minerals. Under certain circumstances, these costs may exceed the custodial and brokerage costs associated with investments in portfolio securities. To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), at least ninety percent (90%) of a fund’s gross income for any taxable year must be derived from dividends, interest, gains from the disposition of securities, and income and gains from certain other specified sources and transactions (Gross Income Test). Gains from the disposition of precious metals will not qualify for purposes of satisfying the Gross Income Test. Additionally, to qualify under Subchapter M of the Code, at the close of each quarter of each fund’s taxable year, at least fifty percent (50%) of the value of the fund’s total assets must be represented by cash, Government securities and certain other specified assets (Asset Value Test). Investments in precious minerals will not qualify for purposes of satisfying the Asset Value Test. To maintain each fund’s qualification as a regulated investment company under the Code, each fund will establish procedures to monitor its investments in precious metals for purposes of satisfying the Gross Income Test and the Asset Value Test.
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GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND AND EMERGING EUROPE FUND

INDUSTRY CONCENTRATION. The Gold and Precious Metals Fund intends to concentrate its investments in common stocks of companies predominately involved in the mining, fabrication, processing, marketing, or distribution of metals including gold, silver, platinum group, palladium and diamonds. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold. The fund focuses on selecting companies with established producing mines. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.  The fund invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

The World Precious Minerals Fund intends to concentrate its investments in securities of companies principally engaged in the exploration for, mining and processing of, or dealing in precious minerals such as gold, silver, platinum, and diamonds. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

The Global Resources Fund intends to concentrate its investments in securities of companies within the natural resources industries including natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil & gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries.  The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund’s performance more volatile. To the extent that the fund’s assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of oversupply and decreased demand. To the extent that the fund’s assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses.

NON-DIVERSIFICATION. The funds have elected to be classified as non-diversified series. For a diversified fund, with respect to 75% of its total assets, the securities of any one issuer will not amount to any more than 5% of the value of the fund’s total assets or 10% of the outstanding voting securities of any single issuer. Under certain conditions, a non-diversified fund may invest without limit in the securities of any single issuer, subject to certain limitations of the Code. Each fund will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. Because the funds may invest a greater proportion of their assets in the securities of a small number of issuers, changes in the financial condition or market assessment of a single issuer may cause greater fluctuation and volatility in the funds’ total returns or asset valuations than if the funds were required to hold smaller positions of the securities of a larger number of issuers.

EMERGING EUROPE FUND

GEOGRAPHIC RISK.

The Czech Republic. The Czech Republic joined the European Union (EU) in 2004. Joining the EU has resulted in a convergence with western european standards and a modernization of the Czech Republic’s regulatory environment. The market-oriented economy in the Czech Republic is young in comparison to the United States and Western Europe Countries.

Greece.  Greece joined the EU in 1981 and adopted the euro in 2002.  In recent years, Greece was downgraded from a Developed Market to an Emerging Market by MSCI, Russell Indexes, and S&P Dow Jones, and the FTSE Index has Greece on its developed market watch list.  Current political risk may present excess volatility in the Greek market.
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Hungary.  Hungary’s market oriented reforms are relatively recent and leave many uncertainties regarding economic and legal issues. Privatization in Hungary has been substantial but is not yet complete.

Owners and managers of Hungarian enterprises are often less experienced with market economies than owners and managers of companies in Western European and U.S. markets.

The securities markets on which the securities of these companies are traded are in their infancy. Laws governing taxation, bankruptcy, restrictions on foreign investments and enforcement of judgments are subject to change.

Poland.  The security market in Poland is relatively new, and therefore, investors may be subject to new or amended laws and regulations. Legal reforms have been instituted and laws regarding investments are published on a routine basis. However, important court decisions are not always accessible to practitioners. While there are currently no obstacles to foreign ownership of securities and profits may be repatriated, these laws may be changed anytime without notice.

Russia.  One of the largest problems in the Russian equity market continues to be shareholders’ property rights. In Russia, the only proof of ownership of shares is an entry in the shareholders’ register. Despite a presidential decree requiring companies with over 1,000 shareholders to have an independent body to act as their registrar, in practice a company’s register is still susceptible to manipulation by management. To solve this and related problems, the Federal Securities Commission was created. Also, Russian law requires banks and market professionals to acquire a license before handling securities.

Slovenia. The Republic of Slovenia is situated between Italy, Austria and Croatia.

Slovenia’s transition from a socialist regime to a market economy continues to be very successful and the economy is currently enjoying healthy growth and balanced trade.

Slovenia became one of the first candidate countries to finalize negotiations with the EU and obtained full EU membership in 2004. EU membership will improve Slovenia’s risk profile and drive foreign investment which will lead to an increased level of liquidity in the stock market and a rise in company valuations.

Turkey. Turkey is a democratic, secular, unitary, constitutional republic whose political system was established in 1923 under the leadership of Mustafa Kemal Atatürk, following the fall of the Ottoman Empire in the aftermath of World War I. Since then, Turkey has become increasingly integrated with the West through membership in organizations such as the Council of Europe, NATO, OECD, OSCE and the G-20 major economies. Turkey began full membership negotiations with the European Union in 2005, having been an associate member of the EEC since 1963, and having reached a customs union agreement in 1995. Meanwhile, as a Muslim-majority country, Turkey has continued to foster close cultural, political, economic and industrial relations with the Eastern world, particularly with the states of the Middle East and Central Asia, through membership in organizations such as the OIC and ECO.

COMMON INVESTMENT STRATEGIES AND RELATED RISKS

MARKET RISK. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the Adviser’s control. Therefore, the return and net asset value of the funds will fluctuate.

FOREIGN SECURITIES. The funds may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States are, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS (ADRs) AND GLOBAL DEPOSITORY RECEIPTS (GDRs). ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States; and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. For purposes of a fund’s investment policies, all funds’ investments in depository receipts will be deemed investments in the underlying securities (i.e., investments in foreign issuers).
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EMERGING MARKETS. The funds may invest in countries considered by the Adviser to represent emerging markets. The Adviser determines which countries are emerging market countries by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Generally, emerging markets are those other than North America, Western Europe, and Japan.

Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the below listed risks before making an investment in a fund. Investing in emerging markets is considered speculative and involves the risk of total loss of investment.

Risks of investing in emerging markets include:

1.	The risk that a fund’s assets may be exposed to nationalization, expropriation or confiscatory taxation.

2.
The fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations. The relatively small market capitalization and trading volume of emerging market securities may cause the fund’s investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms that are inherent in the markets of more developed nations may lead to turmoil in the market place, as well as the inability of the fund to liquidate its investments.

3.	Greater social, economic and political uncertainty (including the risk of war).

4.	Greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

5.	Currency exchange rate fluctuations and the lack of available currency hedging instruments.

6.	Higher rates of inflation.

7.	Controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars.

8.	Greater governmental involvement in and control over the economy.

9.	The fact that emerging market companies may be smaller, less seasoned, and newly organized.

10.	The difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers.

11.	The fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value.

12.
The fact that statistical information regarding the economy of many emerging market countries may be inaccurate or not comparable to statistical information regarding the United States or other economies.

13.	Less extensive regulation of the securities markets.

14.
Certain considerations, such as currency fluctuations, less public disclosure and economic and political risk, regarding the maintenance of fund portfolio securities and cash with foreign sub-custodians and securities depositories.

15.	The risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries.

16.
The risk that a fund may be subject to income or withholding taxes imposed by emerging market countries or other foreign governments. The funds intend to elect for federal income tax purposes, when eligible, to “pass through” to the funds’ shareholders the amount of foreign income tax and similar taxes paid by a fund. The foreign taxes passed through to a shareholder would be included in the shareholder’s income and may be claimed as a deduction or credit on their federal income tax return. Other taxes, such as transfer taxes, may be imposed on a fund, but would not give rise to a credit or be eligible to be passed through to the shareholders.

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17.
The fact that a fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by a fund in the markets in which the fund will principally invest.

18.
Enterprises in which a fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of a fund’s investment in it. Restrictive or over-regulation may be, therefore, a form of indirect nationalization.

19.
Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. As a result, the return and net asset value of the funds will fluctuate.

20.
The Adviser may engage in hedging transactions in an attempt to hedge a fund’s foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of a fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of a fund’s performance even when the Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses.

REPURCHASE AGREEMENTS. The funds may invest a portion of their assets in repurchase agreements with United States broker-dealers, banks and other financial institutions, provided the funds’ custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, a fund purchases securities subject to the seller’s agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed upon interest rate during the time of investment. All repurchase agreements must be collateralized with securities (typically United States government or government agency securities), the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause a fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, funds will enter into repurchase agreements only with institutions and dealers the Adviser considers creditworthy.

SECURITIES LENDING. Each fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Currently, it is not the intention of any fund to lend securities. When lending securities, a fund will receive cash or high-quality securities as collateral for the loan. Each fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with non-governmental securities. Under the terms of the funds’ current securities lending agreements, the funds’ lending agent has guaranteed performance of the obligation of each borrower and each counterparty to each repurchase agreement in which cash collateral is invested.

A failure by a borrower to return the loaned securities when due could result in a loss to the fund if the value of the collateral is less than the value of the loaned securities at the time of the default. In addition, a fund could incur liability to the borrower if the value of any securities purchased with cash collateral decreases during the term of the loan.

BORROWING. The funds may have to deal with unpredictable cash flows as shareholders purchase and redeem shares. Under adverse conditions, the funds might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

Each fund may borrow money to the extent permitted under the 1940 Act. As a nonfundamental policy, a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of a fund’s total assets (including the amount borrowed) less liabilities (other than borrowing). Through such borrowings, these funds may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the funds’ performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, a fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.
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To the extent that a fund borrows money before selling securities, the fund would be leveraged such that the fund’s net assets may appreciate or depreciate more than an unleveraged portfolio of similar securities. Since substantially all of a fund’s assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund’s portfolio assets increase in value and decrease more when the fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns that the funds earn on portfolio securities. Under adverse conditions, the funds might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

LOWER-RATED SECURITIES. The funds may invest in lower-rated debt securities (commonly called “junk bonds”), which may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower-rated bonds and of the value of a fund’s shares, and an increase in issuers’ defaults on such bonds.

In addition, many issuers of lower-rated bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which a fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the fund’s ability to recover full principal or to receive payments when senior securities are in default.

The credit rating of a security does not necessarily address its market value risk. In addition, ratings may, from time to time, be changed to reflect developments in the issuer’s financial condition. Lower-rated securities held by a fund have speculative characteristics that are apt to increase in number and significance with each lower rating category.

When the secondary market for lower-rated bonds becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated bonds, the relative lack of reliable, objective data makes the responsibility of the trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities.

Also, increased illiquidity of the market for lower-rated bonds may affect a fund’s ability to dispose of portfolio securities at a desirable price.

In addition, if a fund experiences unexpected net redemptions, it could be forced to sell all or some of its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the fund’s expenses can be spread and possibly reducing the fund’s rate of return. Prices of lower-rated bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the fund’s investments in lower-rated bonds.

CONVERTIBLE SECURITIES. The funds may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock, or commodity. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

RESTRICTED SECURITIES. From time to time, the funds may purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, a fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

DERIVATIVE SECURITIES. The funds may purchase derivative securities. Derivative securities may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for a fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect a fund’s unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of a fund’s portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The funds’ ability to successfully use derivative securities will depend upon the Adviser’s ability to predict pertinent market movements, which cannot be assured. Investing in derivative securities will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.
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Derivative securities have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such derivative securities could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a fund’s position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time, they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of derivative securities would reduce net asset value, and possibly income, and such losses can be greater than if the derivative securities had not been used.

The funds’ activities involving derivative securities may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

OPTIONS. The funds may purchase and sell options. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by that fund would exceed 10% of that fund’s total assets.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price. A fund’s purchase of a call option on a security, financial future, index currency or other instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An “American style” put or call option may be exercised at any time during the option period while a “European style” put or call option may be exercised only upon expiration or during a fixed period prior thereto.

Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (OCC), which guarantees the performance of the obligations of the parties to such options. Over-the-counter (OTC) options are purchased from or sold to securities dealers, financial institutions or other parties (Counterparty (ies)) through direct bilateral agreement with the Counterparty. In contrast to exchange listed-options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are set by negotiation of the parties. Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.

The funds’ ability to close out their position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. Exchange-listed options, because they are standardized and not subject to Counterparty credit risk, are generally more liquid than OTC options. There can be no guarantee that a fund will be able to close out an option position, whether in exchange listed options or OTC options, when desired. An inability to close out its options positions may reduce a fund’s anticipated profits or increase its losses.

If the Counterparty to an OTC option fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund, or fails to make a cash settlement payment due in accordance with the terms of that option, a fund may lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

The funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security, commodity, index, currency or other instrument security decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security, commodity, index, currency or other instrument increases or does not decrease by more than the premium (in the case of a put option).
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WRITING OPTIONS ON SECURITIES. The funds may write “covered” put and call options. The funds may also enter into transactions to close out an investment in any put or call options. If a fund writes (i.e., sells) a call option, the premium received may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in a portfolio, or may increase the fund’s income. If a fund sells (i.e., issues) a put option, the premium that it receives may serve to reduce the cost of purchasing the underlying security, to the extent of the option premium, or may increase a fund’s capital gains. All options sold by a fund must be “covered” (e.g., the fund must be long when selling a call option). The securities or futures contract subject to the calls or puts must meet the asset segregation requirements described below as long as the option is outstanding. Even though a fund will receive the option premium to help protect it against loss or reduce its cost basis, an option sold by a fund exposes the fund during the term of the option to possible loss. When selling a call, a fund is exposed to the loss of opportunity to realize appreciation in the market price of the underlying security or instrument, and the transaction may require the fund to hold a security or instrument that it might otherwise have sold. When selling a put, a fund is exposed to the possibility of being required to pay greater than current market value to purchase the underlying security. The funds will not write any call or put options if, immediately afterwards, the aggregate value of a fund’s securities subject to outstanding “covered” call or put options would exceed 50% of the value of the fund’s total assets.

WARRANTS. The Funds may invest in warrants to gain exposure to individual securities in a specific industry over the long term. Warrants allow the funds to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires.  The funds may also receive warrants when they participate in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant the warrant is “in the money.” If the exercise price of the warrant is above the value of the underlying stock it is “out of the money.” “Out of money” warrants tend to have different price behaviors than “in the money” warrants. As an example, the value of an “out of the money” warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant’s value is primarily derived from the time component.

Most warrants are exchange-traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange-traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by a fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant

FUTURES CONTRACTS. The funds may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchange where they are listed with payment of an initial variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The use by the funds of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) that initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked-to-market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the purchaser. If a fund exercises an option on a futures contract, it will be obligated to post initial margin (and potentially subsequent variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset, before settlement, at an advantageous price, nor that delivery will occur.

A fund will not enter into a futures contract or related option (except for closing transactions) if, immediately afterwards, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the fund’s total assets (taken at current value). However, in the case of an option that is in the money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.
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Each fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.  Accordingly, each fund is limited in its ability to use futures and options on futures or commodities or engage in swap transactions.  If a fund were no longer able to claim the exclusion, the Adviser would be required to register as a “commodity pool operator,” and the fund and the Adviser would be subject to regulation under the Commodity Exchange Act.

FOREIGN CURRENCY TRANSACTIONS. The funds may engage in currency transactions with counterparties in an attempt to hedge an investment in an issuer incorporated or operating in a foreign country or in a security denominated in the currency of a foreign country against a devaluation of that country’s currency. Currency transactions include forward currency contracts, exchange-listed currency futures, and exchange- listed and OTC options on currencies. A fund’s dealing in forward currency contracts and other currency transactions such as futures, options, and options on futures generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which a fund has (or expects to have) portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings or portfolio securities, the funds may engage in proxy hedging. Proxy hedging may be used when the currency to which a fund’s portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency in which some or all of a fund’s portfolio securities are, or are expected to be denominated, and to buy U.S. dollars.

To hedge against a devaluation of a foreign currency, a fund may enter into a forward market contract to sell to banks a set amount of such currency at a fixed price and at a fixed time in the future. If, in foreign currency transactions, the foreign currency sold forward by a fund is devalued below the price of the forward market contract and more than any devaluation of the U.S. dollar during the period of the contract, a fund will realize a gain as a result of the currency transaction. In this way, a fund might reduce the impact of any decline in the market value of its foreign investments attributable to devaluation of foreign currencies.

A fund may sell foreign currency forward only as a means of protecting their foreign investments or to hedge in connection with the purchase and sale of foreign securities, and may not otherwise trade in the currencies of foreign countries. Accordingly, a fund may not sell forward the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated in that particular foreign currency (or issued by companies incorporated or operating in that particular foreign country) plus an amount equal to the value of securities it anticipates purchasing less the value of securities it anticipates selling, denominated in that particular currency.

As a result of hedging through selling foreign currencies forward, in the event of a devaluation, it is possible that the value of a fund’s portfolio would not depreciate as much as the portfolio of a fund holding similar investments that did not sell foreign currencies forward. Even so, the forward market contract is not a perfect hedge against devaluation because the value of a fund’s portfolio securities may decrease more than the amount realized by reason of the foreign currency transaction. To the extent that a fund sells forward currencies that are thereafter revalued upward, the value of that fund’s portfolio would appreciate to a lesser extent than the comparable portfolio of a fund that did not sell those foreign currencies forward. If, in anticipation of a devaluation of a foreign currency, a fund sells the currency forward at a price lower than the price of that currency on the expiration date of the contract, that fund will suffer a loss on the contract if the currency is not devalued, during the contract period, below the contract price. Moreover, it will not be possible for a fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency in the future at a price above the devaluation level it anticipates. It is possible that, under certain circumstances, a fund may have to limit its currency transactions to permit that fund to qualify as a regulated investment company under Subchapter M of the Code. Foreign currency transactions would involve a cost to the funds, which would vary with such factors as the currency involved, the length of the contact period and the market conditions then prevailing.

The funds will not attempt to hedge all their foreign investments by selling foreign currencies forward and will do so only to the extent deemed appropriate by the Adviser.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many derivative securities, in addition to other requirements, require that the funds segregate liquid high grade assets with their custodian to the extent that the fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation of a fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or subject to any regulatory restrictions, an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must either be identified as being restricted in a fund’s accounting records or physically segregated in a separate account at that fund’s custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by a fund.
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PARTICIPATORY NOTES. These are derivative securities that are linked to the performance of an underlying foreign security.  This type of investment allows a fund to have market exposure to foreign securities without trading directly in the local market.  The purchaser of a participatory note must rely on the creditworthiness of the bank or broker-dealer who issues the participatory note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes during periods that, in the Adviser’s opinion, present the funds with adverse changes in the economic, political or securities markets, the funds may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, repurchase agreements money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency. When a fund is in a defensive investment position, it may not achieve its investment objective.

U.S. GOVERNMENT SECURITIES. U.S. Government obligations include securities, which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities, which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds.

Agencies or instrumentalities established by the U.S. Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Student Loan Marketing Association. Also included is the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. Securities issued by such agencies or instrumentalities are neither insured nor guaranteed by the U.S. Treasury.

CYBER SECURITY RISK.  The funds and their service providers may be subject to operational and information security risks resulting from cyber security breaches.  Cyber security breaches may result from deliberate cyber attacks, although unintentional events may have effects similar to those caused by cyber attacks.  Cyber attacks may include the stealing or corrupting of data maintained online or digitally, denial-of-service attacks on fund websites, the unauthorized release of confidential information or other operational disruption.  Successful cyber attacks against, or security breaches of, a fund or the Adviser, the distributor, custodian, the transfer agent, selling agents and/or other third-party service providers may adversely impact the fund or its shareholders.  Similar types of cyber security risks are also present for issuers of securities or other instruments in which the funds invest, which could result in material adverse consequences for such issuers, and may cause the funds’ investment therein to lose value.

PORTFOLIO TURNOVER

The Adviser buys and sells securities for a fund to accomplish the fund’s investment objective. A fund’s investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. A fund’s investments may also be traded to take advantage of perceived short-term disparities in market values. A change in the securities held by a fund is known as “portfolio turnover.”

A fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the fund’s rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that a fund would not qualify as a regulated investment company under Subchapter M of the Code. High turnover may result in a fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that the fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income and excise taxes (see “Federal Income Taxes”).

The portfolio turnover rates for the two most recent fiscal years are as follows:

	Fiscal Year Ended
FUND	December 31, 2014	December 31, 2015
Gold and Precious Metals Fund	99%	[__]%
World Precious Minerals Fund	61%	[__]%
Global Resources Fund	444%	[__]%
Emerging Europe Fund	9%	[__]%
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[Turnover for the Global Resources Fund was higher than usual mainly due to the discontinuation of the Morgan Stanley Commodity Related Index (“CRX”) in July 2014.  After the fund replaced the CRX with the S&P Global Natural Resources Index (Net Total Return), the fund repositioned the portfolio to more closely align itself with the new index, which is more diverse than the CRX.  In addition, heightened volatility within the entire commodities complex, including a major decline in the price of crude oil, prompted higher fund flows, causing additional portfolio turnover.][to be updated]

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Portfolio holdings as of the end of the funds' annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days after the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days after the end of such period. You may request a copy of the funds' latest annual or semi-annual report to shareholders, when they are available, or a copy of the funds' latest Form N-Q, when they are available, which contains each fund's portfolio holdings, by contacting the transfer agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the funds' latest Form N-CSR and Form N-Q, when it is available, by accessing the SEC's website at www.sec.gov.

Each fund's nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the fund's operations that the fund has retained them to perform so long as the disclosure is subject to duties of confidentiality imposed by law and/ or contract as determined by each fund's officers and, if applicable, the Board. Each fund's portfolio holdings are available in real-time on a daily basis to the Adviser, the Administrator and the Custodian. In addition, the Distributor, the independent auditors, proxy voting services, mailing services, and financial printers may have access, but not on a daily real-time basis, to each fund's nonpublic portfolio holdings information on an ongoing basis. The trustees, Trust's officers, legal counsel to the Trust and to the Independent Trustees, and the funds' independent registered public accounting firm may receive such information on an as needed basis. Disclosure of portfolio holdings to these entities is subject to the officer determination and Board reporting requirements discussed in the next paragraph.

From time to time, nonpublic information regarding a fund's portfolio holdings may also be disclosed to certain mutual fund consultants, analysts and rating/ranking entities, or other entities or persons (“Recipients”) that have a legitimate business purpose in receiving such information. Any disclosure of information more current than the latest publicly available portfolio holdings information will be made only if a Trust officer (i.e., the President or the Treasurer) determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the fund has legitimate business purposes for disclosing the information; and (3) the disclosure is in the best interests of the fund and its shareholders. Any Recipient, other than a ratings or ranking organization, receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the fund, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (3) upon request from the Trust, will return or promptly destroy the information. Any Recipient that is a ratings or ranking organization receiving such information must have in place control mechanisms to reasonably ensure or otherwise agree that: (1) the holdings information will be kept confidential; (2) no employee shall use the information to effect trading or for their personal benefit; and (3) the nature and type of information that any employee, in turn, may disclose to third-parties is limited. The Trust officer shall report to the Board at its next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust officer's reasons for determining to permit such disclosure.

The Adviser may provide investment management for accounts of clients other than the funds, which may result in some of those accounts having a composition substantially similar to that of the funds. The Adviser and its affiliates may provide regular information to clients and others regarding the holdings in accounts that the Adviser manages, but no information is provided to clients or others that identifies the actual composition of a fund's holdings, specifies the amount of a fund's assets invested in a security or specifies the extent of any such similarities among accounts managed by the Adviser.

No compensation is received by the funds, or, to the funds' knowledge, paid to its Adviser or any other party in connection with the disclosure of the funds' portfolio holdings. The codes of ethics of the Trust and the Adviser are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning a fund's portfolio holdings. In addition, the funds' service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The funds' portfolio holdings disclosure policy is subject to review by the Trust's Chief Compliance Officer (“CCO”), who will report the results of such review at least annually to the Board. Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.
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There is no assurance that the funds' portfolio holdings disclosure policy will protect the funds against potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT OF THE TRUST

A. Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the funds, which includes the general oversight and review of each fund's investment activities, in accordance with federal law, Delaware law and the stated policies of the funds. The Board oversees the Trust's officers and service providers, including the Adviser, who is responsible for the management of the day-to-day operations of each fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust's CCO. The Board also is assisted by the Trust's independent auditor (which reports directly to the Trust's Audit Committee), independent counsel and other experts as appropriate, all of which are selected by the Board.

The Fund Complex includes the Trust, Forum Funds, Forum Funds II and Forum ETF Trust and is overseen by different Boards of Trustees. The Trust's Board oversees its nine separate series, and another Board oversees Forum Funds, Forum Funds II and Forum ETF Trust and each of their separate series. The use of separate boards, each with its own committee structure, allows the trustees of each trust in the Fund Complex to focus on the unique issues of the funds they oversee, including common research, investment and operational issues. On occasion, the separate boards may establish joint committees to address issues with consequences for the entire Fund Complex.  The trustees of the Trust are the same as the trustees of Forum Funds II.

Board Structure and Related Matters. Independent Trustees constitute at least a majority of the Board members. David Tucker, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair's responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust's officers, other management personnel and counsel to the funds. The Independent Chair also performs such other duties as the Board may from time to time determine.

The trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each fund, the number of funds overseen by the Board, the arrangements for the conduct of each fund's operations, the number of trustees and the Board's responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the trustees are able to oversee effectively the number of funds in the complex.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each trustee serves until his death, resignation or removal and replacement. The address for all trustees is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101. Stacey E. Hong and John Y. Keffer are considered interested trustees due to their affiliation with Atlantic.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2015	Director, Blue Sky Experience (a charitable endeavor), since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	[48]	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, Forum Funds II
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2015
Chief Financial Officer, Institute of International Education 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. 2005-2008; Adjunct Professor of Accounting, Fairfield University from 2009-2012.
				[22]	Trustee, Forum ETF Trust; Trustee, Forum Funds II
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2015	Principal, Portland Global Advisors 1996-2010.	[22]	Trustee, Forum ETF Trust; Trustee, Forum Funds II
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2015	President, Atlantic since 2008	[22]	Trustee, Forum Funds II
John Y. Keffer[1] Born: 1942	Trustee	Since 2015
Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.
				[48]	Trustee, Forum Funds, Forum ETF Trust; Trustee, Forum Funds II; Director, Wintergreen Fund, Inc.

[1]	Atlantic and Forum Investment Advisors, LLC are subsidiaries of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.
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In addition to the information set forth in the table above, each trustee possesses certain relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute (“ICI”); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual's board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.

Mark D. Moyer: Mr. Moyer has extensive experience with finance, having served as chief financial officer for an integrated media company and a not-for-profit organization. Mr. Moyer also served as an adjunct professor of accounting at Fairfield University.

Jennifer Brown-Strabley: Ms. Brown-Strabley has extensive experience in the financial services and investment management industry, including institutional sales experience in global fixed-income and related quantitative research. Ms. Brown-Strabley also has experience in business start-up and operations and as a former principal of a registered investment adviser, for which she continues to provide consulting advice from time to time.

Stacey E. Hong: Mr. Hong has experience in auditing as a certified public accountant, and in the financial services industry as the president of a fund service provider specializing in administration, accounting, and transfer agency services for pooled investment products. Mr. Hong serves a principal executive officer, and has served as the principal financial officer, for certain investment companies.

John Y. Keffer: Mr. Keffer has extensive experience in the investment management industry, including organizational experience as chairman and chief executive officer of a fund service provider; and multiple years of service as a trustee. Mr. Keffer also served as a trustee of Monarch Funds from 2003 to 2009 and Core Trust from 1995 to 2006 and continues to serve as an interested trustee of Forum Funds, Forum ETF Trust, and Forum Funds II and an independent director of Wintergreen Fund, Inc., another open-end management investment company.
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Risk Oversight. Consistent with its responsibility for oversight of the Trust and the funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the funds. The Adviser, as part of its responsibilities for the day-to-day operations of the funds, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board's oversight of risk management for the Trust and the funds.

In general, the funds' risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the funds. In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations and compliance of each fund's investments.

The Board also oversees risk management for the Trust and the funds through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Adviser and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the funds' compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the funds' compliance program.

The Board receives regular reports from a “Valuation Committee,” composed of representatives of the Adviser. The Valuation Committee operates pursuant to the Trust's Valuation and Error Correction Policy (the “Valuation Policy”), as approved by the Board. The Valuation Committee reports to the Board on the pricing of the funds’ shares and the valuation of the funds’ portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy; and carries out any other functions delegated to it by the Board relating to the valuation of fund assets.

The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the funds. For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board's consideration of the renewal of the investment advisory agreement between the Adviser and the Trust on behalf of the funds (the “Advisory Agreement”). Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board's consideration of the renewal of any distribution plan of the funds under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Adviser also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust's independent auditors on internal control and financial reporting matters.

Trustee Ownership in the Funds and the Fund Complex. The following table sets forth each trustee's ownership of the funds and the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Funds as of December 31, 2015	Aggregate Dollar Range of Ownership as of December 31, 2015 in all Registered Investment Companies Overseen by Trustee in the Fund Complex
Independent Trustees
David Tucker	[None]	[None]
Mark D. Moyer	[None]	[None]
Jennifer Brown-Strabley	[None]	[None]
Interested Trustees
Stacey E. Hong	[None]	[None]
John Y. Keffer	[None]	[None]

B. Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.
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Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Chief Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.
Karen Shaw Born: 1972	Treasurer; Chief Financial Officer	Since 2015	Senior Vice President, Atlantic since 2008.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer, and Identity Theft Prevention Officer	Since 2015	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.
Carlyn Edgar Born: 1963	Chief Compliance Officer, Code of Ethics Review Officer	Since 2015	Senior Vice President, Atlantic since 2008.

C. Ownership of Securities of the Adviser and Related Companies [to be updated]
As of December 31, 2015, [no Independent Trustee (or any of his immediate family members) owned beneficially or of record, securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.]

D. Information Concerning Trust Committees [to be updated]

Audit Committee. The Trust's Audit Committee, which meets when necessary, consists of Ms. Brown-Strabley and Messrs. Tucker and Moyer. Pursuant to a charter adopted by the Board on December 9, 2015, which superseded a previous charter, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent auditors to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended December 31, 2015, the Audit Committee met [five] times pursuant to the superseded charter and with different committee membership.

Nominating Committee. The Trust's Nominating Committee, which meets when necessary, consists of Ms. Brown-Strabley and Messrs. Tucker and Moyer as of December 9, 2015. Pursuant to a charter adopted by the Board on December 9, 2015, which superseded a previous charter, the Nominating Committee is charged with the duty of nominating all trustees and committee members and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for trustees recommended by security holders. During the fiscal year ended December 31, 2015, the Nominating Committee met three times pursuant to the superseded charter and with different committee membership.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (the “QLCC”), which meets when necessary, consists of Ms. Brown-Strabley and Messrs. Tucker, Moyer and Hong. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended December 31, 2015, the QLCC [did not] meet.

E. Compensation of Trustees and Officers

The following table sets forth the fees paid to each trustee by the funds and the Trust for the fiscal year ending December 31, 2015.

Trustee	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Complex
Independent Trustees
David Tucker	$[0]	N/A	$[66,000]
Mark D. Moyer	$[0]	N/A	$[6,250]
Jennifer Brown-Strabley	$[0]	N/A	$[6,250]
Interested Trustees
Stacey E. Hong	$[0]	N/A	$[0]
John Y. Keffer	$[0]	N/A	$[0]

*
Each trustee was elected on December 9, 2015. On December 9, 2015, the Board approved new trustee compensation under which Independent Trustees of the Trust each receive an annual fee of $15,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $20,000. The trustees and Chairman may receive additional fees for special Board meetings. Each trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the trustees.

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CODE OF ETHICS

The Trust, the Adviser, and the Distributor have each adopted a Code of Ethics in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the “1940 Act”). The Code of Ethics allows access persons to purchase and sell securities for their own accounts, subject to certain reporting requirements and trading restrictions. The Code of Ethics prohibits all persons subject to the Code of Ethics from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a fund for a certain prescribed period of time. The foregoing description is qualified in its entirety by the Code of Ethics, a copy of which has been filed with the Securities and Exchange Commission.

PROXY VOTING POLICIES

Proxies for each fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth below. Each fund’s proxy voting record, including information regarding how each fund voted proxies relating to portfolio securities held by the fund, for the most recent twelve-month period ended June 30, is available without charge, upon request, by calling 1-800-US-FUNDS and on the SEC’s website at http://www.sec.gov.

VOTING PROCEDURES

The Trust has retained Glass Lewis & Co. (“Glass Lewis”), a proxy voting and consulting firm, to receive proxy voting statements, provide information and research, make proxy vote recommendations, and handle the administrative functions associated with the voting of fund proxies. The proxy voting guidelines developed and maintained by Glass Lewis are an extensive list of common proxy voting issues and its voting recommendations.  A copy of the guidelines can be obtained by calling 1-800-USFUNDS and on the funds’ website at www.usfunds.com.  Common proxy voting issues in the guidelines include, but are not limited to, the following:

Election of Auditors - considering factors such as auditors financial interest or association with company, poor accounting practices, and fees paid for non-audit services.

Election of Directors - considering factors such as attendance at board meetings, service on other boards, failure to act on shareholder proposals, lack of audit, compensation, or nominating committee, correlation between CEO pay and company performance.

Proxy Contest - considering factors such as performance of the target company, management’s track record, and reimbursing solicitation expenses.

Takeover Defenses - considering factors such as poison pills, shareholder ability to call special meetings, and supermajority vote requirements.

Merger and Corporate Restructurings - considering factors such as valuation, market reaction, strategic rationale, negotiations, conflicts of interest, and governance.

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State of Incorporation- considering factors such as governance provisions, economic benefits, and jurisdictional law.

Capital Structure - considering factors such as common stock authorization, dual-class stock authorization, and preferred stock authorization.

Executive and Director Compensation - considering factors such as equity compensation plans, poor pay practices, employee stock purchase plans, and option backdating practices.

While Glass Lewis makes the proxy vote recommendations, the Adviser retains the ultimate authority on deciding how to vote. However, in general, it is the Adviser’s policy to vote in accordance with Glass Lewis. A decision to override Glass Lewis’ recommendation is made by the Adviser’s Proxy Review Committee. In reviewing and evaluating Glass Lewis’ recommendations, the Proxy Review Committee may consider information from other sources, including the recommendation of a portfolio team member as well as the fundamental and statistical models used by the portfolio department when making investment decisions. One of the primary factors the committee considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the committee considers in determining how proxies should be voted. As a matter of practice, the committee will vote in accordance with management’s position. However, each issue is individually evaluated and the committee will consider its effect on the investment merits of owning that company’s shares. With respect to international securities, the committee is mindful of the varied market practices and environments relating to corporate governance in the local regions. The committee members’ experience enables them to understand the complexities of the regions in which they invest and to skillfully analyze the proxy issues relevant to the regions. The committee may decide that it is in a fund’s best interest to not vote the shares of foreign companies. All votes contrary to Glass Lewis’s recommendation are reported to the board of trustees.

Glass Lewis does not provide proxy voting services for certain securities held by the fund (i.e., a privately held company) and, therefore, will not make a vote recommendation.  The Adviser’s Proxy Review Committee will evaluate these proxies in the same manner it uses to determine if it is appropriate to override Glass Lewis’ recommendation.

CONFLICT OF INTEREST

If the Proxy Review Committee determines that, through reasonable inquiry, an issue raises a potential material conflict of interest, the Proxy Review Committee will follow the recommendations of Glass Lewis except as follows. If the committee believes that it would be in the best interest of the Trust to vote a proxy other than according to the recommendation of Glass Lewis, the committee shall document in writing the basis supporting its determination. A summary of all such votes shall be presented to the board of trustees at the next regularly scheduled meeting of the board.

PRINCIPAL HOLDERS OF SECURITIES

As of April [_], 2016, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Institutional Class shares of each fund.  The funds are aware of the following entities or persons who owned beneficially or of record more than 5% of the outstanding shares of the Institutional Class shares of the funds as of April [_], 2015.
FUND	SHAREHOLDERS	PERCENTAGE OWNED
[_______]	[____________]	[___]%

INVESTMENT ADVISORY AND OTHER SERVICES

The investment adviser to the funds is U.S. Global Investors, Inc. (Adviser), a Texas corporation, pursuant to an advisory agreement dated as of October 1, 2008. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and is a controlling person of the Adviser.

The Institutional Class of the funds paid the following management fees for the three most recent fiscal years:
	Fiscal Year Ended
FUND	December 31, 2013	December 31, 2014	December 31, 2015
World Precious Minerals Fund	$16,425	$8,395	$[__]
Global Resources Fund	$594,791	$334,792	$[__]

The Institutional Class of the funds paid the following management fees (inclusive of any performance fee adjustments and net of expenses paid by the Adviser or fee waivers) for the three most recent fiscal years:
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	Fiscal Year Ended
FUND	December 31, 2013	December 31, 2014	December 31, 2015
World Precious Minerals Fund	$16,225	$10,538	$[__]
Global Resources Fund	$549,317	$211,243	$[__]

The Trust pays the Adviser a separate management fee for each fund in the Trust. The Adviser’s fee may be reduced if the assets of the funds reach a certain level and this reduction is reflected in the Base Advisory Fee Schedule below. In addition, the Advisory fee for the funds may be adjusted up or down by 0.25% based upon the fund’s performance relative to the cumulative performance of its benchmark index and hurdle rate as reflected in the Performance Fee Schedule below. The Advisory fee is paid monthly.

BASE ADVISORY FEE SCHEDULE

NAME OF FUND	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS
Gold and Precious Metals Fund	0.90%<$500,000,000; 0.85%>$500,000,000
World Precious Minerals Fund	1.00%<$500,000,000; 0.95% $500,000,001 - $1,000,000,000; 0.90%>$1,000,000,000
Global Resources Fund	0.95%<$500,000,000; 0.90% $500,000,001 - $1,000,000,000; 0.85%>$1,000,000,000
Emerging Europe Fund	1.25%

The Adviser has voluntarily agreed to waive all class specific expenses, including but not limited to, administrative expenses and transfer agency expenses. The expense waiver is exclusive of performance fees, acquired fund fees and expenses, taxes, brokerage commissions and interest. The Adviser can modify or terminate this arrangement at any time.  The Adviser may temporarily agree to additional reimbursements or limitations.

The base advisory fee for the funds listed above may be adjusted up or down by 0.25% based upon the fund’s performance relative to the cumulative performance of its benchmark index and hurdle rate. The chart below reflects each fund’s base advisory fee, its relative benchmark, and hurdle rate.

PERFORMANCE FEE SCHEDULE

	Base Advisory Fee	Benchmark	Hurdle Rate	Base Advisory Fee Range With Performance Fee Adjustment
Gold and Precious Metals Fund	0.90%	FTSE Gold Mines Index	+/- 5%	0.65%-1.15%
World Precious Minerals Fund	1.00%	NYSE Arca Gold Miners Index	+/- 5%	0.75%-1.25%
Global Resources Fund	0.95%	S&P Global Natural Resources Index (Net Total Return)(1)	+/- 5%	0.70%-1.20%
Emerging Europe Fund	1.25%	MSCI Emerging Markets Europe 10/40 Index (Net Total Return)	+/- 5%	1.00%-1.50%

(1) On July 4, 2014, Morgan Stanley discontinued its Morgan Stanley Commodity Related Index (“CRX”), which was the benchmark used by the Global Resources Fund to calculate its performance fee adjustment.  The fund replaced the CRX with the S&P Global Natural Resources Index (Net Total Return).  Because the fund’s monthly performance fee adjustment is based on a rolling 12-month period, the fund’s performance will be compared for a period of time to a blend of the CRX and the S&P Global Natural Resources Index (Net Total Return), using the performance of the CRX through June 30, 2014, and the performance of the S&P Global Natural Resources Index (Net Total Return) after June 30, 2014.  As each month passes, a month of the CRX performance will roll off and a month of the S&P Global Natural Resources Index (Net Total Return) will be added until the fund’s performance eventually will be compared exclusively to the S&P Global Natural Resources Index (Net Total Return) for determining the fund’s monthly performance fee adjustment.

A performance fee, or fulcrum fee, is designed to reward the Adviser for the performance of the Institutional Class of a fund that exceeds a fund’s designated benchmark or penalize the Adviser for the performance of the Institutional Class of a fund which is lower than a fund’s designated benchmark.  The cumulative performance of the Institutional Class of a fund is compared to that of its designated benchmark over a rolling 12-month period. When the difference between a fund’s Institutional Class performance and the performance of its designated benchmark is less than 5% (this is known as the hurdle rate) there will be no adjustment to the base advisory fee.  This is often referred to as the null zone. If a fund’s Institutional Class’s cumulative performance exceeds by 5% or more (hurdle rate) the performance of its designated benchmark, the base advisory fee will be increased by 0.25%. If a fund’s Institutional Class’s cumulative performance falls below its designated benchmark by 5% or more, the base advisory fee will be decreased by 0.25%.  The chart reflects the minimum and maximum advisory fee applicable to each fund. Certain funds are subject to breakpoints in the base advisory fee as noted in the Base Advisory Fee Schedule section. For purposes of calculating the performance adjustment, the performance will include the performance of the Investor Class shares of the funds for periods prior to March 1, 2011. After such time, the performance will be calculated based on the Institutional Class shares of the fund.

The investment advisory agreement will continue in effect from year to year with respect to a fund only if the agreement is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such fund (as defined in the 1940 Act) or by the board of trustees of the Trust, and (ii) by a vote of a majority of the trustees who are not parties to the advisory agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

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The advisory agreement may be terminated on 60 days’ written notice by either party and will terminate automatically if it is assigned.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a “servicing fee” and other non-cash compensation for performing certain administrative servicing functions for fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These payments and compensation are in addition to the fees paid by the funds. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions’ client fund shares. Additional cash payments may be made by the Adviser or Distributor to intermediaries that provide marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediaries.

From time to time, the Adviser may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

In addition to advising client accounts, the Adviser may invest in securities for their own accounts. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with their clients when trading for their own accounts. The investment objectives and strategies of the Adviser are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser typically invests in start-up companies in the natural resources or technology fields.

ADMINISTRATIVE AGREEMENTS

Under a separate written agreement, the Adviser provides support for day-to-day administrative services to the Trust including assistance in preparing compliance materials pursuant to Rule 38a-1 of the 1940 Act to improve overall compliance by the Trust and its various agents; assistance in the preparation and filing for the Trust of all required tax returns; assistance in preparing and filing of any currently required or to be required reports filed with the Securities and Exchange Commission and other regulatory and self-regulatory authorities including, but not limited to, preliminary and definitive proxy materials, post-effective amendments to the registration statement, semi-annual reports on Form N-SAR, Form N-CSR, Form N-Q, Form N-PX, and notices pursuant to Rule 24f-2 under the 1940 Act; and preparing and filing any regulatory reports as required by any regulatory agency. Prior to December 9, 2013, the Adviser, on a monthly basis, received an administrative fee from the Institutional Class shares of the funds for these services that was calculated at an average annual rate of 0.06% on the monthly average net assets of each fund. The agreement provided that half of the administrative fee was for fund level administrative duties and half of the administrative fee was for class level administrative duties. Under an amended administrative services agreement effective December 9, 2013, the Adviser, on a monthly basis, receives an administrative fee from the Institutional Class shares of the funds for these services that is calculated at an average annual rate of 0.10% on the monthly average net assets of the Institutional Class of each fund. The agreement provides that half of the administrative fee is for fund level administrative duties and half of the administrative fee is for class level administrative duties. In addition, effective December 9, 2014, a $10,000 annual base administrative fee was paid by each fund.  Effective November 1, 2014, the annual base administrative fee paid by each fund was lowered to $7,000.  This is a fund-level fee.

On December 9, 2015, the Trust entered into an Amended Administrative Services Agreement with the Adviser and a Services Agreement with Atlantic Fund Services (“Atlantic”).  Pursuant to these agreements, Atlantic and the Adviser act as co-administrators to the Trust.  Atlantic's services to the Trust include provision of certain officers as well as assistance with certain Trust and fund administration tasks.  Under the new agreement, the Adviser is paid an administrative fee that is calculated at an average annual rate of 0.04% on the monthly average net assets of the Institutional Class of each fund.  The Adviser is no longer paid a base administrative services fee by each fund.

The Institutional Class of the funds paid the following administrative fees (net of expenses paid by the Adviser or fee waivers) for the three most recent fiscal years:

	Fiscal Year Ended
FUND	December 31, 2013	December 31, 2014	December 31, 2015
World Precious Minerals Fund	$533	$395	$[__]
Global Resources Fund	$19,224	$15,176	$[__]

Pursuant to a voluntary arrangement, the Adviser has agreed to waive all class specific expenses of the World Precious Minerals Fund and the Global Resources Fund including, but not limited to, administrative services fees and transfer agency fees and expenses. The Adviser can modify or terminate this arrangement at any time.

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The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust, and each of the funds’ classes, if applicable, pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditors’ expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of trustees who are not “interested persons” of the Adviser, expenses of attendance by officers and trustees at professional meetings of the Investment Company Institute, the Mutual Fund Education Alliance or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type the prospectus and periodic reports and expenses of mailing them to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

DISTRIBUTION AGREEMENT
Under a Distribution Agreement with the Trust dated December 10, 2015, Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the funds. The Distributor continually distributes shares of the funds on a commercially reasonable basis. The Distributor has no obligation to sell any specific quantity of fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the funds and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the funds through financial intermediaries should acquaint themselves with their financial intermediary's procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 plan is effective, as applicable. The Adviser pays the Distributor a fee for certain distribution-related services.

TRANSFER AGENCY AGREEMENT

U.S. Bancorp Fund Services, LLC, an independent service provider, serves as each fund’s transfer agent pursuant to a transfer agency servicing agreement. Each fund pays U.S. Bancorp Fund Services, LLC a monthly fee, as well as certain out-of-pocket expenses. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charges to the funds.

In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services, the Trust has adopted a Shareholder Services Plan. The Shareholder Services Plan provides that each fund shall pay a monthly fee up to one-twelfth (1/12) of 20 basis points (0.20%) of the value of the shares of the fund held in accounts at the institutions. These fees cover the usual transfer agency functions.

ADMINISTRATION AGREEMENT

The Trust has entered into an Administration Agreement (the “Administration Agreement”), with SEI Investments Global Funds Services (the “Administrator”) pursuant to which the Administrator performs certain administrative and accounting services for each fund of the Trust, subject to the oversight and control of the board of trustees of the Trust.  Pursuant to the Administration Agreement, the Administrator is responsible for certain matters pertaining to the day-to-day administration of the Trust including, but not limited to:  (a) maintaining books and records related to fund cash and position reconciliations, and portfolio transactions; (b) preparation of financial statements and other reports for the funds; (c) calculating the net asset value of each fund (in accordance with each fund’s valuation policies and procedures); (d) preparing certain reports to shareholders; (e) calculating fees payable or allocable to the Adviser (as applicable); and (f) performing certain other administrative and clerical services in connection with the administration of the Trust pursuant to the terms of the Administration Agreement. The Administration Agreement provides for certain limitations of the Administrator’s liability and indemnification of the Administrator by the Trust and for certain indemnification obligations of the Administrator to the Trust. For the three most recent fiscal years, the Institutional Class of the funds paid the following amounts to its Administrator:
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	Fiscal Year Ended*
FUND	December 31, 2013	December 31, 2014	December 31, 2015
World Precious Minerals Fund	$699	$415	$[__]
Global Resources Fund	$22,308	$16,625	$[__]

*	For periods prior to November 1, 2014, these amounts were paid to Brown Brothers Harriman & Co.

PORTFOLIO MANAGERS [to be updated]

COMPENSATION FOR FRANK HOLMES AND RALPH ALDIS
The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber portfolio managers. Compensation for the portfolio managers consists of the following:

BASE SALARY. Each portfolio manager is paid a base salary that is competitive in light of the portfolio manager’s experience and responsibilities.

MONTHLY AND QUARTERLY BONUSES. The bonuses are primarily driven by assets under management and performance of the funds. Bonuses are awarded only if the fund performance is within certain percentiles of each fund’s Lipper peer group (or pertinent subset) or are awarded certain rankings by third-party ranking services. The following is the Lipper peer group for each of the funds: Gold and Precious Metals Fund and World Precious Minerals Fund - Lipper Precious Metal Funds; Global Resources Fund - pertinent subset of Lipper Global Natural Resources Funds; and Emerging Europe Fund - Lipper Emerging Markets Funds. The portfolio managers serving on investment teams providing advisory services to accounts with performance-based fees may be given a discretionary bonus.

The portfolio managers are provided benefits packages including life insurance, health insurance and a company 401(k) plan comparable to that received by other company employees.

Frank Holmes receives a base salary and in addition receives a percentage of the bonuses paid to the other portfolio managers, an annual bonus based upon the Adviser’s operational earnings, an annual bonus based upon the performance of the Adviser’s own investment account, and a quarterly bonus for the management of the three offshore accounts.

The Adviser manages two other accounts that pay a performance-based fee which could result in a higher fee than the management of the funds. The payment of a higher fee may create an incentive to give preferential treatment to the performance fee accounts. The Adviser has adopted trade allocation procedures designed to address this potential conflict.

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PORTFOLIO MANAGER: FRANK E. HOLMES

Other Managed Accounts as of 12/31/2015

TYPE OF ACCOUNT	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF PERFORMANCE FEE ACCOUNTS	TOTAL ASSETS OF PERFORMANCE FEE ACCOUNTS
Registered investment companies	1	$52,196,402	0	$0
Pooled investment vehicles	2	$10,204,284	2	$10,204,284
Other accounts	1	$20,014,000	0	$0

Mr. Holmes also manages the Adviser’s own investment account and earns a bonus based on the performance of the investments. The payment of a bonus may create an incentive to give preferential treatment to the Adviser’s own account. The Adviser has adopted trade allocation procedures and a code of ethics designed to address this potential conflict.

Ownership of Securities

NAME OF FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND HELD AS OF 12/31/2015
Gold and Precious Metals Fund	[$10,001 – $50,000]
World Precious Minerals Fund	[$10,001 – $50,000]
Global Resources Fund	[$50,001 – $100,000]
Emerging Europe Fund	[$50,001 – $100,000]

PORTFOLIO MANAGER: RALPH ALDIS

Other Managed Accounts as of 12/31/2015

TYPE OF ACCOUNT	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF PERFORMANCE FEE ACCOUNTS	TOTAL ASSETS OF PERFORMANCE FEE ACCOUNTS
Registered investment companies	1	$52,196,402	0	$0
Pooled investment vehicles	2	$10,204,284	2	$10,204,284
Other accounts	0	$0	0	$0

Ownership of Securities

NAME OF FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND HELD AS OF 12/31/2015
Gold and Precious Metals Fund	[$50,001 – $100,000]
World Precious Minerals Fund	[$50,001 – $100,000]
Emerging Europe Fund	[None]
Global Resources Fund	[$50,001 - $100,000]
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BROKERAGE ALLOCATION AND OTHER PRACTICES

Decisions to buy and sell securities for the funds and placing the funds’ securities transactions and negotiation of commission rates, where applicable, are made by the Adviser and are subject to review by the board of trustees. The Adviser seeks best execution for a fund taking into account various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided to the Trust and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided - viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the board of trustees will review the commissions paid by each fund of the Trust to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Adviser will not be reduced due to its receipt of such brokerage and research services. To the extent that research services of value are provided by broker-dealers through or with whom the Trust places portfolio transactions the Adviser may be relieved of expenses which it might otherwise bear. Research services and products may be useful to the Adviser in providing investment advice to other clients they advise. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

The funds may, in some instances, purchase securities that are not listed on a national securities exchange or quoted on NASDAQ, but rather are traded in the over-the-counter market. When the transactions are executed in the over-the-counter market, the funds generally intend to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained.

The brokerage fees paid by the following funds for the three most recent fiscal years were as follows:
	Fiscal Year Ended
	December 31, 2013	December 31, 2014	December 31, 2015
World Precious Minerals Fund	$944,344	$931,431	$[__]
Global Resources Fund	$2,384,962	$6,540,761	$[__]

During the fiscal year ended December 31, 2015, the following funds paid approximately $[__] in brokerage commissions to firms that provided research services to the Adviser. These trades involved approximately $[__] in principal value. The brokerage fees paid in this manner for each fund were as follows:

	COMMISSIONS	PRINCIPAL VALUE
World Precious Minerals Fund	$[__]	$[__]
Global Resources Fund	$[__]	$[__]
Total	$[__]	$[__]

TRADE AGGREGATION AND ALLOCATION PROCEDURES

The Adviser has adopted Trade Aggregation and Allocation Procedures (the “Procedures”) under which the Adviser may aggregate client (including the funds) purchase or sale orders and may also aggregate orders for the Adviser’s own account to achieve more efficient execution, lower per share brokerage costs, and in the aggregate, better prices. The Adviser’s Procedures are designed to ensure that each of the Adviser’s clients is treated in a fair and equitable manner over time by not intentionally favoring one client over another. Among other things, the Procedures require the Adviser to: (i) aggregate client orders only when consistent with the Adviser’s duty of best execution and with the client’s investment objectives, account guidelines and other objective criteria, (ii) specify in advance the client accounts that will participate in the aggregated transaction, (iii) specify the relevant allocation method with respect to the aggregated order, and (iv) allocate on a pro rata basis the price and per share commission and transaction costs to each client participating in the aggregated transaction. The Adviser does not receive additional compensation or remuneration solely as a result of a trade aggregation or allocation. Trades will be aggregated when in the best interest of and overall fairness to each client. The Procedures also provide that the Adviser will monitor to ensure that no client is disadvantaged as a result of aggregated transactions over time.

Investments in private placements of limited size are not subject to the aggregation policy described above, and priority may be given to accounts managed by the investment personnel generating the investment idea pursuant to the Procedures. However, the Procedures are designed to monitor allocations of limited investment opportunities to ensure that such opportunities are allocated in a fair and equitable manner over time. In addition, the funds’ ability to participate in certain private placements could be limited as a result of direct or indirect relationships of the Adviser or its principals with other clients or potential portfolio companies.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

The following information supplements the discussion of how to buy fund shares as discussed in the prospectus.

Shares of each fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the fund are described in the prospectus. In addition, shares of the fund may be purchased using securities, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such “in kind” purchase, the following conditions will apply:

1.	The securities offered by the investor in exchange for shares of the fund must not be in any way restricted as to resale or otherwise be illiquid.

2.	Securities of the same issuer must already exist in the fund’s portfolio.

3.	The securities must have a value that is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on the NYSE, or NASDAQ-AMEX.

4.	Any securities so acquired by the fund shall not comprise over 5% of the fund’s net assets at the time of such exchange.

5.	No over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States.

6.	The securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an “in kind” purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section entitled Net Asset Value in the prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under federal and state law of making such an “in kind” purchase.

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ADDITIONAL INFORMATION ON REDEMPTIONS

REDEMPTION IN KIND. The Declaration of Trust permits the right to redeem funds shares in cash or in kind. However, the Gold and Precious Metals Fund and the Emerging Europe Fund have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of these funds solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Trust during any 90-day period for any one shareholder. Any shareholder of these funds receiving a redemption in kind would then have to pay brokerage fees in order to convert the investment into cash. All redemptions in kind will be made in marketable securities of the particular fund. Redemptions in kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may not suspend redemption privileges, or postpone the date of payment for more than seven days after the redemption order is received, except during any period (1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (SEC), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

FEDERAL INCOME TAXES [to be upated]

TAXATION OF THE FUNDS - IN GENERAL

Each fund has elected and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no fund will be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that a fund distributes each taxable year at least the sum of (i) 90% of the fund’s investment company taxable income (which includes, among other items, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of a fund’s net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). Each fund intends to distribute substantially all of such income each year. A fund will be subject to federal income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

To qualify as a regulated investment company, each fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“90% test”); and (b) satisfy certain diversification requirements at the close of each quarter of the fund’s taxable year. The requirements for qualification as a regulated investment company may significantly limit the extent to which a fund may invest in some investments, including certain commodity exchange-traded funds and commodity-linked investments.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year, (2) 98.2% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year and (3) any portion not taxable to the fund of the respective balance from the preceding calendar year. The funds intend to make such distributions as are necessary to avoid imposition of this excise tax.

A possibility exists that exchange control regulations imposed by foreign governments may restrict or limit the ability of a fund to distribute net investment income or the proceeds from the sale of its investments to its shareholders.

TAXATION OF THE FUNDS’ INVESTMENTS

Securities sold during a period may generate gains or losses based on the cost at which they were purchased. Net realized capital losses, for federal income tax purposes, may be carried forward to offset current or future capital gains until expiration. The funds’ capital gains and losses are determined only at the end of each fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Losses incurred during these years are required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. In addition, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The loss carry forwards and related expiration dates for each fund as of December 31, 2015, are as follows:

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	No Expiration		Expiration Date
Fund	Short-Term	Long-Term	2015	2016
Gold and Precious Metals Fund	$[34,819,498]	$[38,131,762]	$[—]	$[—]
World Precious Minerals Fund	[63,812,247]	[117,020,486]	[—]	[—]
Global Resources Fund	[68,533,813]	[--]	[—]	[—]
Emerging Europe Fund	[3,969,483]	[4,351,309]	[—]	[28,524,678]

Expiration Date
Fund	2017	2018	Total
Gold and Precious Metals Fund	$[—]	$[—]	$[72,951,260]
World Precious Minerals Fund	[63,779,512]	[—]	[244,612,245]
Global Resources Fund	[259,212,512]	[—]	[327,746,325]
Emerging Europe Fund	[257,523,539]	[15,445,946]	[309,814,955]

In accordance with federal income tax rules, the following net capital losses and ordinary losses (currency and late year losses) incurred after October 31, within each fund’s tax year, are deemed to arise on the first day of the fund’s next tax year if the fund elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2015, as follows:

Fund	Post October 31, 2015 Capital Loss Deferral	Post October 31, 2015 Ordinary Loss Deferral
Gold and Precious Metals Fund	$[1,301,608]	$[—]
Global Resources Fund	[44,027,179]	[—]
World Precious Minerals Fund	[9,820,234]	[—]
Emerging Europe Fund	[1,745,353]	[—]

A fund’s ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund’s income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss.

For federal income tax purposes, debt securities purchased by a fund may be treated as having original issue discount. Original issue discount can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated as interest earned by the fund for federal income tax purposes, whether or not any income is actually received, and therefore, is subject to the distribution requirements of the Code. Because a fund will not receive a cash payment of interest, in order to satisfy the distribution requirements, a fund may have to sell other securities at a time when it might otherwise have continued to hold them. Original issue discount with respect to tax-exempt obligations generally will be excluded from a fund’s taxable income, although such discount will be included in gross income for purposes of the 90% test described above. Original issue discount is accrued and added to the adjusted tax basis of the securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined based on a constant yield to maturity, which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount. In addition, to the extent that a fund holds zero coupon or deferred interest bonds in its portfolio, or bonds paying interest in the form of additional debt obligations, the fund would recognize income currently under the original issue discount rules even though the fund received no cash payment of interest, and would need to raise cash to satisfy the obligations to distribute such income to shareholders from sales of portfolio securities.

Debt securities may be purchased by a fund at a discount that exceeds the original issue price plus previously accrued original issue discount remaining on the securities, if any, at the time a fund purchases the securities. This discount represents market discount for federal income tax purposes. To the extent that a fund purchases debt securities (including tax exempt bonds) at a market discount, the accounting accretion of such discount may generate taxable income for the fund and its shareholders. In the case of any debt security having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will generally be treated as taxable interest income to the extent it does not exceed the accrued market discount on the security (unless the fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis.
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A fund whose portfolio is subject to the market discount rules may be required to defer the deduction of part or all of any net direct interest expense incurred to purchase or carry any debt security (other than a tax exempt obligation) having market discount, unless the fund makes the election to include market discount in income currently.

The funds may purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date but no deduction is allowed for the premium amortization. Instead, the amortized bond premium will reduce the fund’s adjusted tax basis in the securities. For taxable securities, the premium may be amortized if the fund so elects. The amortized premium on taxable securities is allowed as a deduction, reduces the fund’s basis in the securities and, generally, must be amortized under a constant yield method.

A fund’s investment in lower-rated or unrated debt securities may present issues for the fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

If a fund owns shares in a foreign corporation that is a “passive foreign investment company” for U.S. federal income tax purposes and that fund does not elect alternative tax treatment, that fund may be subject to U.S. federal income tax on part of any “excess distribution” it receives from the foreign corporation or any gain it derives from the disposition of such shares, even if the fund distributes such income as a taxable dividend to its shareholders. The fund may also be subject to additional tax similar to an interest charge with respect to deferred taxes arising from such distributions or gains. Any tax paid by the fund because of its ownership of shares in a “passive foreign investment company” will not lead to any deduction or credit to the fund or any shareholder. Rather than being taxed on passive foreign investment company income as discussed above, a fund may be eligible to elect alternative tax treatment. If the fund elects to treat the foreign corporation as a “qualified electing fund” under the Code, the fund may be required to include its share of the passive foreign investment company’s ordinary income and net capital gains in its income each year, even if this income is not distributed to the fund. Any such income would be subject to the distribution requirements described above even if the fund did not receive any income to distribute.

In addition, another election may be available that would involve marking-to-market the fund’s shares in a passive foreign investment company at the end of each taxable year (and on certain other dates prescribed in the Code); with the result that unrealized gains are treated as though they were realized. If this election is available and is made, federal income tax at the fund level under the passive foreign investment company rules would generally be eliminated, but the fund could, in limited circumstances, incur nondeductible interest charges. A fund’s intention to qualify annually as a regulated investment company may limit its options with respect to shares in a passive foreign investment company.

A fund’s transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the fund, defer the fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

If an option which a fund has written expires on its stipulated expiration date, the fund recognizes a short-term capital gain. If a fund enters into a closing purchase transaction with respect to an option which the fund has written, the fund realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. If a call option which a fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

If an option which a fund has purchased expires on the stipulated expiration date, the fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The amount of any realized gain or loss on closing out options on certain stock indices will result in a capital gain or loss for federal income tax purposes. Such options held by a fund at the end of each fiscal year on a broad-based stock index generally are treated under the Code as “Section 1256 contracts” and will be required to be “marked-to-market” for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by a fund may also be Section 1256 contracts. Any gains or losses on these Section 1256 contracts held by a fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

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A fund’s investments in REITs may result in the fund’s receipt of cash in excess of the REIT’s earnings; if the fund distributes these amounts, these distributions could constitute a return of capital to fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income (see “Taxation of the Shareholder” below). The funds may invest in REITs that hold residual interests in real estate mortgage investment conduits (REMICs). Under a notice issued by the Internal Revenue Service, a portion of a fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

TAXATION OF THE SHAREHOLDER

Shareholders will be subject to federal income taxes on distributions made by a fund whether received in cash or additional shares of the fund. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income. Distributions of “qualified dividend income,” as such term is defined in section 1(h) (11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Dividends received from REITs and certain foreign corporations generally will not constitute qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 20%, without regard to how long a shareholder has held shares of the fund. Corporate shareholders are taxed on net capital gain at the same federal income tax rates applicable to ordinary income. Dividends paid by a fund may qualify in part for the 70% dividends received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on most REITs and on stocks of foreign issuers that are held by a fund are not eligible for the dividends received deduction when distributed to the fund’s corporate shareholders.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a fund’s shareholders to be treated as qualified dividend income, the fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of stock of a foreign corporation that is readily tradeable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

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Taxable distributions generally are included in a shareholder’s gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a fund pays the dividends during the following January.

Distributions by a fund will result in a reduction in the net asset value of fund shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of such funds just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the fund shares just before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of a fund should be aware that a redemption of shares (including any exchange into another U.S. Global Investors Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. The gain or loss will generally be long term if the shares were held more than one year and short term if the shares were held less than one year. If a shareholder of a fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Each fund is required in certain circumstances to withhold federal income tax (“backup withholding”) at a current rate of 28% on reportable payments, including dividends, capital gain distributions and the proceeds of sales or other dispositions of the fund’s shares, paid to certain shareholders who do not furnish the fund with their correct social security number or other taxpayer identification number and certain other certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is timely furnished to the Internal Revenue Service.

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of a fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty).

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a fund to obtain information sufficient to identify the status of each of its shareholders.  If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of fund shares.  A fund may disclose the information that it receives from (or concerning) its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

CURRENCY FLUCTUATIONS - “SECTION 988” GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues income or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time a fund actually collects such receivables or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of a fund’s net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the fund’s net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in his fund shares. To the extent that such distributions exceed such shareholder’s basis, they will be treated as a gain from the sale of shares. Certain gains or losses with respect to forward foreign currency contracts, over-the-counter options on foreign currencies and certain options traded on foreign exchanges will also be treated as section 988 gains or losses.

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Forward currency contracts and certain options entered into by a fund may create “straddles” for U.S. federal income tax purposes and this may affect the character of gains or losses realized by the fund on forward currency contracts or on the underlying securities and cause losses to be deferred. Transactions in forward currency contracts may also result in the loss of the holding period of underlying securities. A fund may also be required to “mark-to-market” certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the fund to recognize income without having the cash to meet the distribution requirements.

FOREIGN TAXES

Income received by a fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

Under the Code, if more than 50% of the value of a fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to “pass-through” to the fund’s shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. federal income taxes, subject in both cases to certain limitations. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the fund’s taxable year whether the foreign taxes paid by the fund will “pass-through” for that year and, if so, such notification will include the shareholder’s proportionate share of foreign source income and foreign taxes paid.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation that is applied separately to “passive income,” which includes, among other types of income, dividends, and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and statement of additional information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.

FUND ACCOUNTANT AND ADMINISTRATOR

SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456 serves as fund accountant and administrator for all funds of the Trust described in this Statement of Additional information.

CUSTODIAN

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, serves as custodian for all funds of the Trust described in this Statement of Additional Information. With respect to the funds that own foreign securities, Brown Brothers Harriman & Co. may hold securities of the funds outside the United States pursuant to sub-custody arrangements separately approved by the Trust.

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for all funds of the Trust described in this Statement of Additional Information.

DISTRIBUTOR

Foreside Fund Services, LLC (the "Distributor") is distributor (also known as principal underwriter) of the shares of the funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
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FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 2015, are hereby incorporated by reference from the funds’ 2015 Annual Report to Shareholders dated December 31, 2015. A copy of the financial statements will be provided, free of charge, upon request to U.S. Bancorp Fund Services, c/o U.S. Global Investors Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or 1-800-873-8637.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

[_________], [____________________], serves as the independent registered public accounting firm for the Trust. The independent registered public accounting firm audits and reports on the funds’ annual financial statements, reviews certain regulatory reports and the funds’ federal income tax returns, and may perform other professional accounting, auditing, tax, and advisory services to the extent approved by the Audit Committee of the Trust.  Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, N.W., Suite 500, Washington, DC 20036-2652, serves as legal counsel to the Trust and to the independent trustees of the Trust.
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PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted.

(a)	Agreement and Declaration of Trust, dated July 31, 2008, incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).

(b)	By-laws, dated July 31, 2008, incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).

(c)	Instruments Defining Rights of Security Holders. Not applicable.

(d)	1. Advisory Agreement with U.S. Global Investors, Inc., dated October 1, 2008, incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).

2.  Amended and Restated Administrative Services Agreement with U.S. Global Investors, Inc., dated August 14, 2014, incorporated by reference to Post-Effective Amendment No. 122 filed April 30, 2015 (EDGAR Accession No. 0001104659-15-032332).

3.  Amended Administrative Services Agreement with U.S. Global Investors, Inc., dated December 9, 2015, filed herein.

(e)	1. Distribution Agreement with Foreside Fund Services, LLC dated December 9, 2015, filed herein.

2.  Amended and Restated Shareholder Servicing Agreement, dated January 15, 2010, incorporated by reference to Post-Effective Amendment 105 filed February 26, 2010 (EDGAR Accession No. 0000950123-10-018191).

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	1. Custodian Agreement, dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 82 filed September 2, 1998 (EDGAR Accession No. 0000101507-98-000031).

2.  Amendment dated June 30, 2001, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Annual Report on Form 10-K filed September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).

3.  Appendix A to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Annual Report on Form 10-K filed September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).

4.  Amendment dated February 21, 2001, to Appendix B of the Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Annual Report on Form 10-K filed September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).

5.  Amendment dated April 23, 2006, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 95 filed October 31, 2006 (EDGAR Accession No. 0000101507-06-000020).

6.  Amendment dated October 1, 2008, to Custodian Agreement dated November 1, 1997 between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).

(h)	1. Transfer Agent Servicing Agreement, dated September 5, 2013, between Registrant and U.S. Bancorp Fund Services, LLC, incorporated by reference to the N-14 filed October 24, 2013 (EDGAR Accession No. 0001104659-13-077689).

2.  Administration Agreement dated  August 14, 2014 between Registrant and SEI Investments Global Funds Services, incorporated by reference to Post-Effective Amendment No. 122 filed April 30, 2015 (EDGAR Accession No. 0001104659-15-032332).

3.  Services Agreement with Atlantic Fund Services, dated December 9, 2015, filed herein.

4.  Shareholder Services Plan dated December 9, 2015, filed herein.

(i)	1. Opinion of Counsel, incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).

2.  Opinion of Counsel, incorporated by reference to Post-Effective Amendment 105 filed February 26, 2010 (EDGAR Accession No. 0000950123-10-018191).

3.  Opinion of Counsel, incorporated by reference to Post-Effective Amendment 116 filed August 9, 2013 (EDGAR Accession No. 0001104659-13-062077).

(j)	Consent of registered public accounting firm, to be filed.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	1. Amended Distribution Plan, dated March 4, 2010, incorporated by reference to Post-Effective Amendment 107 filed April 30, 2010 (EDGAR Accession No. 0001104659-10-02438).

2.  Amended and Restated Distribution Plan Pursuant to Rule 12b-1 Plan, dated January 15, 2010, incorporated by reference to Post-Effective Amendment 105 filed February 26, 2010 (EDGAR Accession No. 0000950123-10-018191).

3.  Distribution Plan dated December 9, 2015, filed herein.

(n)	1. Rule 18f-3 Plan, dated January 15, 2010, as amended on May 29, 2013, incorporated by reference to Post-Effective Amendment 116, filed August 9, 2013 (EDGAR Accession No. 0001104659-13-062077).

2.  Multi-Class and Expense Allocation Policy dated December 9, 2015, filed herein.

(o)	Powers of Attorney, dated December 9, 2015, filed herein.

(p)(1)	U.S. Global Investors Funds Code of Ethics effective October 1, 2008, incorporated by reference to Post-Effective Amendment 102 filed December 29, 2008 (EDGAR Accession No. 0000950134-08-022832).

(p)(2)	U.S. Global Investors, Inc. Code of Ethics dated April 29, 2015, filed herein.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled “Principal Holders of Securities.”

ITEM 30. INDEMNIFICATION

Under the Registrant’s Agreement and Declaration of Trust, Article IX :

Section 9.02 Indemnification of trustees, officers and employees.

(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is, or has been, a trustee or an officer, or employee of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate series (out of assets belonging to that series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof (ii) as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been finally adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement not involving a final adjudication (as provided for in paragraph (b)(i)), unless there has been a determination that such trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (A)by the court or other body approving the settlement; (B) by at least a majority of those trustees who neither are interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section may be paid by the Trust or series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or series if it ultimately is determined that he is not entitled to indemnification under this Section ; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section

Section 9.03. Indemnification of shareholders. In case any shareholder or former shareholder of any series shall be held to be personally liable solely by reason of his being or having been a shareholder of such series and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled, out of the assets belonging to the applicable series, to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected series, shall assume, upon request by the shareholder, the defense of any claim made against the shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the Series.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to business and other connections of Registrant’s investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled “Fund Management” in the Prospectus and “Investment Advisory Services” in the Statement of Additional Information.

ITEM 32. PRINCIPAL UNDERWRITERS

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	American Beacon Funds
5.	American Beacon Select Funds
6.	Archstone Alternative Solutions Fund
7.	Ark ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Calamos ETF Trust
14.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
15.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
16.	Context Capital Funds
17.	CornerCap Group of Funds
18.	Corsair Opportunity Fund
19.	Direxion Shares ETF Trust
20.	Evanston Alternative Opportunities Fund
21.	Exchange Listed Funds Trust
22.	FEG Absolute Access Fund I LLC
23.	FlexShares Trust
24.	Forum Funds
25.	Forum Funds II
26.	FQF Trust
27.	FSI Low Beta Absolute Return Fund
28.	Gottex Trust
29.	Henderson Global Funds
30.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

31.	Horizons ETF Trust
32.	Infinity Core Alternative Fund
33.	Ironwood Institutional Multi-Strategy Fund LLC
34.	Ironwood Multi-Strategy Fund LLC
35.	John Hancock Exchange-Traded Fund Trust
36.	Little Harbor Multistrategy Composite Fund
37.	Lyons Funds
38.	Manor Investment Funds
39.	Miller/Howard Funds Trust
40.	Montage Managers Trust
41.	Palmer Square Opportunistic Income Fund
42.	PENN Capital Funds Trust
43.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
44.	Pine Grove Alternative Fund
45.	Pine Grove Alternative Institutional Fund
46.	Plan Investment Fund, Inc.
47.	PMC Funds, Series of Trust for Professional Managers
48.	Precidian ETFs Trust
49.	Quaker Investment Trust
50.	Ramius Archview Credit and Distressed Feeder Fund
51.	Ramius Archview Credit and Distressed Fund
52.	Recon Capital Series Trust
53.	Renaissance Capital Greenwich Funds
54.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
55.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
56.	Salient MF Trust
57.	SharesPost 100 Fund
58.	Sound Shore Fund, Inc.
59.	Steben Alternative Investment Funds
60.	Steben Select Multi-Strategy Fund
61.	The 504 Fund
62.	The Community Development Fund
63.	The Roxbury Funds
64.	TIFF Investment Program
65.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
66.	TrimTabs ETF Trust
67.	Turner Funds
68.	U.S. Global Investors Funds
69.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
70.	Wintergreen Fund, Inc.
71.	WisdomTree Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records maintained by the registrant are kept at the registrant’s office located at 7900 Callaghan Road, San Antonio, Texas. All accounts and records maintained by Brown Brothers Harriman & Co. as custodian for U.S. Global Investors Funds are maintained at 50 Post Office Square, Boston, Massachusetts 02110.   All accounts and records maintained by SEI Investment Global Fund Services as fund accountant and administrator for U.S. Global Investors Funds are maintained at One Freedom Valley Drive, Oaks, Pennsylvania 19456.  All accounts and records maintained by U.S. Bancorp Fund Services, LLC as transfer agent for U.S. Global Investors Funds are maintained at 615 East Michigan Street, Milwaukee, Wisconsin 53202.  All accounts and records maintined by Atlantic Fund Services as co-administrator for U. S. Global Investors Funds are maintained at Three Canal Plaza, Suite 600, Portland, Maine 04101

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Antonio, State of Texas, on this 29th day of February, 2016.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Jessica Chase
Jessica Chase
President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David Tucker*		February 29, 2016
David Tucker	Trustee

/s/ Mark D. Moyer*		February 29, 2016
Mark D. Moyer	Trustee

/s/ Jennifer Brown-Strabley*	Trustee	February 29, 2016
Jennifer Brown-Strabley

/s/ Stacey E. Hong*		February 29, 2016
Stacey E. Hong	Trustee

/s/ John Y. Keffer*		February 29, 2016
John Y. Keffer	Trustee

*BY:	/s/ Zachary Tackett
Zachary Tackett
Attorney-in-Fact under Power of Attorney Dated
December 9, 2015

Exhibit List

(d)	3. Amended Administrative Services Agreement with U.S. Global Investors, Inc., dated December 9, 2015

(e)	1. Distribution Agreement with Foreside Fund Services, LLC dated December 9, 2015

(h)	3. Services Agreement with Atlantic Fund Services dated December 9, 2015

(h)	4. Shareholder Services Plan dated December 9, 2015

(m)	3. Distribution Plan dated December 9, 2015

(n)	2. Multi-Class and Expense Allocation Policy dated December 9, 2015

(o)	Powers of Attorney, dated December 9, 2015

(p)	2. U.S. Global Investors, Inc. Code of Ethics dated April 29, 2015